   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 1996


                                                                FILE NO. 2-57526
                                                                        811-2699
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                        POST-EFFECTIVE AMENDMENT NO. 37
                                      AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                                AMENDMENT NO. 33


                            ------------------------

                           G.T. GLOBAL GROWTH SERIES
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181

                            ------------------------


                DAVID J. THELANDER, ESQ.                                     ARTHUR J. BROWN, ESQ.
                ASSISTANT GENERAL COUNSEL                                 KIRKPATRICK & LOCKHART LLP
               LGT ASSET MANAGEMENT, INC.                               1800 MASSACHUSETTS AVENUE, N.W.
            50 CALIFORNIA STREET, 27TH FLOOR                                WASHINGTON, D.C. 20036
             SAN FRANCISCO, CALIFORNIA 94111                                    (202) 778-9000
         (NAME AND ADDRESS OF AGENT FOR SERVICE)


             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
    / /  ON                  PURSUANT TO PARAGRAPH (B) OF RULE 485
    / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485 /X/ ON APRIL 29, 1996 PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
    / /  ON                      PURSUANT TO PARAGRAPH (A)(2) OF RULE 485


    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


    PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, REGISTRANT HAS ELECTED TO REGISTER AN INDEFINITE NUMBER OF ITS SHARES OF BENEFICIAL INTEREST. A RULE 24F-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED DECEMBER 31, 1995 IS EXPECTED TO BE FILED ON OR ABOUT FEBRUARY 27, 1996.



    CERTAIN SERIES OF THE G.T. GLOBAL GROWTH SERIES ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 37 INCLUDES A SIGNATURE PAGE FOR THE MASTER TRUST, GROWTH PORTFOLIO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                                   PROSPECTUS

ITEM NO. OF
PART A OF FORM N-1A                                          CAPTIONS IN PROSPECTUS
-----------------------------------  ----------------------------------------------------------------------
 1. Cover Page.....................  Cover Page
 2. Synopsis.......................  Prospectus Summary
 3. Condensed Financial
     Information...................  Inapplicable
 4. General Description of
     Registrant....................  Investment Objectives and Policies; Risk Factors; Management; Other
                                     Information
 5. Management of the
     Fund..........................  Management
 6. Capital Stock and Other
     Securities....................  Alternative Purchase Plan; Dividends, Other Distributions and Federal
                                     Income Taxation; Other Information
 7. Purchase of Securities
     Being Offered.................  Alternative Purchase Plan; How to Invest; How to Make Exchanges;
                                     Calculation of Net Asset Value; Management
 8. Redemption or
     Repurchase....................  Alternative Purchase Plan; How to Redeem Shares; Calculation of Net
                                     Asset Value
 9. Pending Legal
     Proceedings...................  Inapplicable

                          PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                                          CAPTIONS IN PROSPECTUS
-----------------------------------  ----------------------------------------------------------------------
1. Cover Page......................  Cover Page
2. Synopsis........................  Prospectus Summary
3. Condensed Financial
     Information...................  Inapplicable
4. General Description of
     Registrant....................  Investment Objectives and Policies; Risk Factors; Management; Other
                                     Information
5. Management of the
     Fund..........................  Management
6. Capital Stock and Other
     Securities....................  Dividends, Other Distributions and Federal Income Taxation; Other
                                     Information
7. Purchase of Securities
     Being Offered.................  How to Invest; How to Make Exchanges; Calculation of Net Asset Value;
                                     Management
8. Redemption or
     Repurchase....................  How to Redeem Shares; Calculation of Net Asset Value
9. Pending Legal
     Proceedings...................  Inapplicable

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                      STATEMENT OF ADDITIONAL INFORMATION

ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
     History.....................  Cover Page
13. Investment Objective
     and Policies................  Investment Objectives and Policies; Investment Limitations;
                                   Options and Futures; Risk Factors
14. Management of the
     Fund........................  Trustees and Executive Officers; Management
15. Control Persons and
     Principal Holders of
     Securities..................  Trustees and Executive Officers; Management
16. Investment Advisory and
     Other Services..............  Management; Additional Information
17. Brokerage Allocation.........  Execution of Portfolio Transactions
18. Capital Stock and Other
     Securities..................  Additional Information
19. Purchase, Redemption
     and Pricing of Securities
     Being Offered...............  Valuation of Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of
     Performance Data............  Investment Results
23. Financial Statements.........  Financial Statements

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS

ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
     History.....................  Cover Page
13. Investment Objective
     and Policies................  Investment Objectives and Policies; Investment Limitations;
                                   Options and Futures; Risk Factors
14. Management of the
     Fund........................  Trustees and Executive Officers; Management
15. Control Persons and
     Principal Holders of
     Securities..................  Trustees and Executive Officers; Management
16. Investment Advisory and
     Other Services..............  Management; Additional Information
17. Brokerage Allocation.........  Execution of Portfolio Transactions
18. Capital Stock and Other
     Securities..................  Additional Information
19. Purchase, Redemption
     and Pricing of Securities
     Being Offered...............  Valuation of Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of
     Performance Data............  Investment Results
23. Financial Statements.........  Financial Statements

                           G.T. GLOBAL GROWTH SERIES
                      CONTENTS OF POST-EFFECTIVE AMENDMENT


    This post-effective amendment to the registration statement of G.T. Global Growth Series contains the following documents:



Facing Sheet
Contents
Cross-Reference Sheet
Part A        --      Prospectuses
              --      GT Global Equity Funds -- Class A and Class B
              --      GT Global Equity Funds -- Advisor Class
Part B        --      Statements of Additional Information
              --      GT Global Equity Funds -- Class A and Class B
              --      GT Global Equity Funds -- Advisor Class
              --      GT Global America Small Cap Growth Fund and GT Global America Value Fund
                      -- Class A and Class B
              --      GT Global America Small Cap Growth Fund and GT Global America Value Fund
                      -- Advisor Class
Part C        --      Other Information
Signature Page
Exhibits

                             GT GLOBAL EQUITY FUNDS


                          PROSPECTUS -- APRIL 29, 1996

--------------------------------------------------------------------------------


           GT GLOBAL WORLDWIDE GROWTH FUND                     GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                  ("WORLDWIDE FUND")                                  ("AMERICA SMALL CAP FUND")
         GT GLOBAL INTERNATIONAL GROWTH FUND                        GT GLOBAL AMERICA GROWTH FUND
                ("INTERNATIONAL FUND")                                 ("AMERICA GROWTH FUND")
          GT GLOBAL NEW PACIFIC GROWTH FUND                          GT GLOBAL AMERICA VALUE FUND
                 ("NEW PACIFIC FUND")                                   ("AMERICA VALUE FUND")
             GT GLOBAL EUROPE GROWTH FUND                            GT GLOBAL JAPAN GROWTH FUND
                   ("EUROPE FUND")                                          ("JAPAN FUND")



Collectively the above-named Funds are known as the GT Global Equity Funds. Each GT Global Equity Fund (individually, a "Fund," collectively, the "Funds"), except America Small Cap Fund and America Value Fund, seeks its investment objective of long-term growth of capital by investing in the securities of issuers domiciled in the Fund's Primary Investment Area. THE AMERICA SMALL CAP FUND AND THE AMERICA VALUE FUND SEEK LONG-TERM CAPITAL APPRECIATION BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN THE SMALL CAP GROWTH PORTFOLIO AND THE VALUE PORTFOLIO, RESPECTIVELY (INDIVIDUALLY, THE "AMERICA SMALL CAP PORTFOLIO" AND "AMERICA VALUE PORTFOLIO," OR THE "PORTFOLIO," AND, COLLECTIVELY, THE "PORTFOLIOS"), WHICH IN TURN, INVEST IN SECURITIES OF ISSUERS DOMICILED IN THEIR RESPECTIVE PRIMARY INVESTMENT AREAS. EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND PRIMARY INVESTMENT AREA IS IDENTICAL TO THAT OF ITS CORRESPONDING FUND. AS THIS STRUCTURE IS DIFFERENT FROM MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS, INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. For additional information on the Funds and the Portfolios and a description of each Primary Investment Area, see "Investment Objectives and Policies; Risk Factors," and "Management."



There can be no assurance that any Fund or Portfolio will achieve its investment objective.



FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



Each Fund is organized as a "diversified" series of G.T. Global Growth Series (the "Company"). The Portfolios are organized as subtrusts of Growth Portfolio. Both the Funds and the Portfolios are managed and/ or administered by LGT Asset Management, Inc. ("LGT Asset Management"), formerly G.T. Capital Management, Inc. LGT Asset Management and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated April 29, 1996, has been filed with the Securities and Exchange Commission and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco 94111, or by calling (800) 824-1580.



FOR FURTHER INFORMATION, CONTACT (800) 824-1580 OR YOUR FINANCIAL ADVISOR.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL EQUITY FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................         10
Alternative Purchase Plan.................................................................         24
Investment Objectives and Policies; Risk Factors..........................................         25
How To Invest.............................................................................         33
How to Make Exchanges.....................................................................         40
How to Redeem Shares......................................................................         41
Shareholder Account Manual................................................................         43
Calculation of Net Asset Value............................................................         44
Dividends, Other Distributions and Federal Income Taxation................................         45
Management................................................................................         46
Other Information.........................................................................         51


                               Prospectus Page 2

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------


           GT GLOBAL WORLDWIDE GROWTH FUND                     GT GLOBAL AMERICA SMALL CAP GROWTH FUND
         GT GLOBAL INTERNATIONAL GROWTH FUND                        GT GLOBAL AMERICA GROWTH FUND
          GT GLOBAL NEW PACIFIC GROWTH FUND                          GT GLOBAL AMERICA VALUE FUND
             GT GLOBAL EUROPE GROWTH FUND                            GT GLOBAL JAPAN GROWTH FUND


The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


Investment Objectives:         The Worldwide Fund, International Fund, Pacific Fund, Europe Fund,
                               Japan  Fund  and  America  Growth Fund  seek  long-term  growth of capital; the America Small  Cap Fund and  America Value Fund  seek long-term capital appreciation

Principal Investments:         Each Fund invests primarily in equity securities of issuers within its Primary Investment Area

                               America Small Cap Fund invests all of its investable assets in the
                               America  Small Cap Portfolio, that,  in turn, invests primarily in the  equity  securities  of  small  capitalization  ("small  cap")
                               companies domiciled in the United States

                               America  Value Fund  invests all of  its investable  assets in the
                               America Value Portfolio, that, in turn, invests primarily in those equity securities of medium to large cap issuers domiciled in  the
                               United  States which LGT Asset Management believes are undervalued
                               and  therefore   offer   above-average   potential   for   capital
                               appreciation

Investment Manager:            LGT  Asset  Management,  part  of  Liechtenstein  Global  Trust, a provider of global asset  management and private banking  products and  services to individual  and institutional investors entrusted with approximately $45 billion in total assets

Alternative Purchase Plan:     Investors may select Class  A or Class B  shares, each subject  to different expenses and a different sales charge structure

  Class A Shares:              Offered  at  net  asset  value plus  any  applicable  sales charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of each Fund's Class A shares

  Class B Shares:              Offered at net  asset value (a  maximum contingent deferred  sales charge  of 5% of the lesser of  the shares' net asset value or the original purchase  price is  imposed on  certain redemptions  made within  six years of date of  purchase) and subject to service and distribution fees at  the annualized rate  of up to  1.00% of  the average daily net assets of each Fund's Class B shares

Shares Available Through:      Most  brokerage firms  nationwide, or directly  through the Funds'
                               distributor


                               Prospectus Page 3

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Exchange Privileges:           Shares of a  class of one  Fund may be  exchanged without a  sales charge  for shares of  the corresponding class  of other GT Global
                               Mutual Funds, which are  open-end management investment  companies advised and/or administered by LGT Asset Management and registered with the Securities and Exchange Commission

Dividends and Other
  Distributions:               Dividends  paid annually  from net investment  income and realized net short-term capital  gains; other  distributions paid  annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Fund  shares of  the distributing  class or  in shares  of the corresponding class  of other  GT Global  Mutual Funds  without  a sales charge

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans)

Subsequent Purchases:          $100   minimum  (reduced  amounts  for   IRAs  and  certain  other
                               retirement plans)

Net Asset Values:              Class A and Class  B shares of  the Worldwide Fund,  International
                               Fund,  Pacific Fund,  Europe Fund,  Japan Fund  and America Growth
                               Fund are quoted daily in the financial section of most newspapers;
                               Class A and Class B shares  of America Small Cap Fund and  America
                               Value  Fund  are  expected to  be  quoted daily  in  the financial section of most newspapers

Other Features:

  Class A Shares:              Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                               Reinstatement Privilege

  Class B Shares:              Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program


                            ------------------------

                               Prospectus Page 4

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management is the investment manager and administrator for the Portfolios and for the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund, and is also the administrator for the America Small Cap Fund and the America Value Fund. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. As of
            , 1996, assets entrusted to Liechtenstein Global Trust totaled approximately $ billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



INVESTMENT OBJECTIVES AND POLICIES. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund seek long-term growth of capital. The America Small Cap Fund and America Value Fund seek long-term capital appreciation. Each Fund is hereinafter referred to individually as a "Fund" and collectively as "Funds." Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a registered open-end management investment company.



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund seek their investment objective by investing, under normal circumstances, at least 65% of their total assets in equity securities of issuers domiciled in that Fund's Primary Investment Area. The Primary Investment Area of each Fund corresponds to that Fund's name. Under normal conditions, 20% to 60% of the Worldwide Growth Fund's assets are invested in equity securities of U.S. issuers. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund, and America Growth Fund may invest up to 35% of their total assets in the equity securities of issuers domiciled outside of their Primary Investment Area. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may invest up to 35% of their assets in investment grade debt securities.



The America Growth Fund currently expects to invest a majority of its assets in the securities of mid-and small-size companies. In selecting securities for inclusion in the America Growth Fund's portfolio, LGT Asset Management normally initially focuses on companies with total equity market capitalizations of $2 billion or less.



The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the America Small Cap Portfolio, that, in turn, invests, under normal circumstances, at least 65% of its total assets in equity securities of small cap companies domiciled in the United States. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase of their securities by the Portfolio, have market capitalizations of up to $500 million. The remainder of the America Small Cap Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies that are larger than small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. Investments in securities of small cap companies may be more vulnerable than securities of larger companies to adverse business or economic developments. Securities of small cap companies may also be less liquid and their prices more volatile than those of larger companies.



The America Value Fund seeks its investment objective by investing all of its investable assets in the America Value Portfolio, that, in turn, invests, under normal circumstances, at least 65% of its total assets in equity securities of medium to large cap issuers domiciled in the United States which LGT Asset Management believes to be undervalued in relation to long-term earning power or other factors. For purposes of the foregoing, "medium to


                               Prospectus Page 5

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

large cap" issuers are issuers with a market capitalizations greater than $500 million at the time of purchase by the America Value Portfolio. The remainder of the America Value Portfolio may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies that are smaller than the issuers defined above, non-convertible preferred stocks, non-convertible debt securiteis, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. The America Small Cap Portfolio and America Value Portfolio are hereinafter referred to individually as a "Portfolio," or together, as the "Portfolios."



Equity securities in which the Funds or Portfolios may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. In selecting securities, LGT Asset Management attempts to identify those countries (where multiple markets are permitted) and industries (in each case) where economic and political factors, including currency movements, are likely to produce above-average growth rates, and then seeks those companies within the countries and industries so identified that are best positioned and managed to take advantage of such factors. See "Investment Objectives and Policies; Risk Factors."



INVESTMENT TECHNIQUES AND RISK FACTORS. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. For temporary defensive purposes, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may hold U.S. or foreign currency and/ or may invest any portion of its assets in debt securities or high quality money market instruments of U.S. or foreign issuers. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund also may hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares, or to meet their ordinary daily cash needs. See "Investment Objectives and Policies; Risk Factors."



Each Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. For temporary defensive purposes, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in domestic debt securities or high quality money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares or to meet their ordinary daily cash needs. See "Investment Objectives and Policies; Risk Factors."



There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Changes in foreign currency exchange rates also may affect a Fund's net asset value, earnings and gains and losses realized on sales of securities.



Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Certain foreign countries may impose withholding taxes on income earned and/or gains realized by a Fund in connection with investments in such countries. The Worldwide Fund's, International Fund's, Pacific Fund's, Europe Fund's, America Growth Fund's and Japan Fund's participation in the currency, options and futures markets involves certain risks and transaction costs. Each Portfolio's participation in the options and futures markets involves certain risks and transaction costs. See "Investment Objectives and Policies; Risk Factors."


                               Prospectus Page 6

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


PURCHASES AND REDEMPTIONS. Each Fund's shares of beneficial interest are available through broker/ dealers that have entered into agreements to sell shares with the Funds' distributor, GT Global, Inc. ("GT Global"). Shares also may be acquired directly through GT Global or through exchanges of shares of other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/dealers or the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."


                               Prospectus Page 7

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of each Fund are reflected in the following tables+*:


                                                          GT GLOBAL           GT GLOBAL           GT GLOBAL           GT GLOBAL
                                                          WORLDWIDE         INTERNATIONAL        NEW PACIFIC           EUROPE
                                                           GROWTH              GROWTH              GROWTH              GROWTH
                                                            FUND                FUND                FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
                                                      CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                      -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS*:
  Maximum sales charge on purchases
   (% of offering price)............................    4.75%      None     4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions.........     None      None      None      None      None      None      None      None
  Deferred sales charges............................     None     5.00%      None     5.00%      None     5.00%      None     5.00%
  Redemption charges................................     None      None      None      None      None      None      None      None
  Exchange fees:
    -- On first four exchanges each year............     None      None      None      None      None      None      None      None
    -- On each additional exchange..................    $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50

ANNUAL FUND OPERATING EXPENSES
 (AS A % OF AVERAGE NET ASSETS):
  Investment management and administration fees.....        %         %         %         %         %         %         %         %
  12b-1 distribution and service fees...............    0.35%     1.00%     0.35%     1.00%     0.35%     1.00%     0.35%     1.00%
  Other expenses....................................        %         %         %         %         %         %         %         %
                                                      -------   -------   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses.....................        %         %         %         %         %         %         %         %
                                                      -------   -------   -------   -------   -------   -------   -------   -------



                                                          GT GLOBAL           GT GLOBAL       GT GLOBAL AMERICA       GT GLOBAL
                                                            JAPAN           AMERICA SMALL                              AMERICA
                                                           GROWTH            CAP GROWTH            GROWTH               VALUE
                                                            FUND                FUND                FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
                                                      CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                      -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS*:
  Maximum sales charge on purchases
   (% of offering price)............................    4.75%      None     4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions.........     None      None      None      None      None      None      None      None
  Deferred sales charges............................     None     5.00%      None     5.00%      None     5.00%      None     5.00%
  Redemption charges................................     None      None      None      None      None      None      None      None
  Exchange fees:
    -- On first four exchanges each year............     None      None      None      None      None      None      None      None
    -- On each additional exchange..................    $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50

ANNUAL FUND OPERATING EXPENSES
 (AS A % OF AVERAGE NET ASSETS):
  Investment management and administration fees.....        %         %         %         %         %         %         %         %
  12b-1 distribution and service fees...............    0.35%     1.00%     0.35%     1.00%     0.35%     1.00%     0.35%     1.00%
  Other expenses....................................        %         %         %         %         %         %         %         %
                                                      -------   -------   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses.....................        %         %         %         %         %         %         %         %
                                                      -------   -------   -------   -------   -------   -------   -------   -------


--------------

* Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."



+ The Funds offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for Advisor
    Class shares are estimated to approximate    % for Worldwide Growth Fund,
       % for International Growth Fund,    % for New Pacific Growth Fund,    %
    for Europe Growth Fund,    % for Japan Growth Fund,    % for America Growth
    Fund,    % for America Small Cap Fund and    % for America Value Fund.


                               Prospectus Page 8

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES++:


An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:


                                                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                   ------   -------   -------   --------
  GT Global Worldwide Growth Fund
      Class A shares (1).........................................................     $      $            $          $
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................
  GT Global International Growth Fund
      Class A shares (1).........................................................
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................
  GT Global New Pacific Growth Fund
      Class A shares (1).........................................................
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................
  GT Global Europe Growth Fund
      Class A shares (1).........................................................
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................
  GT Global Japan Growth Fund
      Class A shares (1).........................................................
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................
  GT Global America Small Cap Growth Fund
      Class A shares (1).........................................................
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................
  GT Global America Growth Fund
      Class A shares (1).........................................................
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................
  GT Global America Value Fund
      Class A shares (1).........................................................
      Class B shares
        Assuming a complete redemption at end of period (2)......................
        Assuming no redemption...................................................


--------------
(1) Assumes payment of maximum sales charge by the investor.


(2) Assumes deduction of applicable contingent deferred sales charge.



++ THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Expenses are based on the Funds' fiscal years ended December 31, 1995. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.


                               Prospectus Page 9

                             GT GLOBAL EQUITY FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the Worldwide Fund, the International Fund, the Pacific Fund, the Europe Fund, the America Fund and the Japan Fund for the fiscal year ended December 31, 1995, and the financial statements and notes for the America Small Cap Fund and the America Value Fund for the period October 18, 1995 (commencement of operations) to December 31, 1995, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.



                        GT GLOBAL WORLDWIDE GROWTH FUND



                                                         CLASS A+
                           --------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------
                             1995        1994        1993*       1992        1991        1990
                           ---------   ---------   ---------   ---------   ---------   --------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....               $17.47      $14.47      $14.07      $11.83     $13.63
                           ---------   ---------   ---------   ---------   ---------   --------
Net investment income
 (loss)..................                (0.00)       0.04        0.07        0.10       0.11
Net realized and
 unrealized gain (loss)
 on
 investments.............                (1.16)       3.92        0.39        2.29      (1.82)
                           ---------   ---------   ---------   ---------   ---------   --------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...                (1.16)       3.96        0.46        2.39      (1.71)
                           ---------   ---------   ---------   ---------   ---------   --------
Distributions:
  Net investment
   income................                (0.00)      (0.00)      (0.00)      (0.15)     (0.09)
  Net realized gain on
   investments...........                (0.78)      (0.96)      (0.06)      (0.00)     (0.00)
                           ---------   ---------   ---------   ---------   ---------   --------
    Total
     distributions.......                (0.78)      (0.96)      (0.06)      (0.15)     (0.09)
                           ---------   ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period..................               $15.53      $17.47      $14.47      $14.07     $11.83
                           ---------   ---------   ---------   ---------   ---------   --------
                           ---------   ---------   ---------   ---------   ---------   --------
Total investment return
 (c).....................                (6.65)%      27.6%        3.3%       20.3%    (12.5)%
                           ---------   ---------   ---------   ---------   ---------   --------
                           ---------   ---------   ---------   ---------   ---------   --------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............              $182,467    $193,997    $141,310    $126,868    $85,894
Ratio of net investment
 income (loss) to average
 net assets..............                (0.01)%       0.9%        0.5%        0.8%       0.7%
Ratio of expenses to
 average net assets
  With expense
   reduction.............                 1.81%        1.9%        2.1%        2.0%       2.1%
  Without expense
   reductions............                 1.84%         --%(d)      --%(d)      --%(d)     --%(d)
Portfolio turnover
 rate+++.................                   86%         92%         95%        122%       107%

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Calculated based upon weighted average shares outstanding during the period.
(a)  Not annualized.
(b)  Annualized.
(c)  Total investment return does not include sales charges.
(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 10

                             GT GLOBAL EQUITY FUNDS

                                        CLASS A+                              CLASS B++
                           -----------------------------------   -----------------------------------
                                                 JUNE 9, 1987
                                                 (COMMENCEMENT
                                                      OF
                           YEAR ENDED DECEMBER    OPERATIONS)    YEAR ENDED DECEMBER   APRIL 1, 1993
                                   31,              THROUGH              31,                TO
                           -------------------   DECEMBER 31,    -------------------   DECEMBER 31,
                             1989       1988         1987          1995       1994         1993*
                           --------   --------   -------------   --------   --------   -------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....  $10.18      $8.84        $10.00                  $17.39        $15.67
                           --------   --------   -------------   --------   --------   -------------
Net investment income
 (loss)..................   (0.01)      0.02         (0.05)                  (0.11)        (0.04)
Net realized and
 unrealized gain (loss)
 on investments..........    3.82       1.42         (1.11)                  (1.16)         2.72
                           --------   --------   -------------   --------   --------   -------------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...    3.81       1.44         (1.16)                  (1.27)         2.68
                           --------   --------   -------------   --------   --------   -------------
Distributions:
  Net investment
   income................   (0.00)     (0.00)        (0.00)                  (0.00)        (0.00)
  Net realized gain on
   investments...........   (0.36)     (0.10)        (0.00)                  (0.78)        (0.96)
                           --------   --------   -------------   --------   --------   -------------
    Total
     distributions.......   (0.36)     (0.10)        (0.00)                  (0.78)        (0.96)
                           --------   --------   -------------   --------   --------   -------------
Net asset value, end of
 period..................  $13.63     $10.18         $8.84                  $15.34        $17.39
                           --------   --------   -------------   --------   --------   -------------
                           --------   --------   -------------   --------   --------   -------------
Total investment return
 (c).....................    37.6%      16.3%       (11.60)%(a)              (7.32)%        17.3%(a)
                           --------   --------   -------------   --------   --------   -------------
                           --------   --------   -------------   --------   --------   -------------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $38,263    $11,673       $6,570                  $52,567      $20,592
Ratio of net investment
 income (loss) to average
 net assets..............    (0.1)%      0.2%         (1.4)%(b)              (0.66)%        (0.4)%(b)
Ratio of expenses to
 average net assets
  With expense
   reduction.............     2.0%       2.0%          2.8%(b)                2.46%          2.5%(b)
  Without expense
   reduction.............      --%(d)     --%(d)        --%(d)         %      2.49%(d)        --%(d)
Portfolio turnover
 rate+++.................      91%       181%          271%                     86%           92%


--------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

*   Calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.


(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 11

                             GT GLOBAL EQUITY FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND


                                                                               CLASS A+
                                          ----------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------------------------
                                            1995         1994          1993*           1992           1991           1990
                                          ---------   ----------     ----------     ----------     ----------     ----------
Per Share Operating Performance:
Net asset value, beginning of period....                  $11.02          $8.21          $8.74          $7.82          $9.25
                                          ---------   ----------     ----------     ----------     ----------     ----------
Net investment income (loss)............                   (0.04)          0.03           0.11           0.14           0.10
Net realized and unrealized gain (loss)
 on investments.........................                   (0.82)          2.78          (0.62)          0.89          (1.42)
                                          ---------   ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................                   (0.86)          2.81          (0.51)          1.03          (1.32)
                                          ---------   ----------     ----------     ----------     ----------     ----------
Distributions:
  Net investment income.................                   (0.04)         (0.00)         (0.02)         (0.11)         (0.11)
  Net realized gain on investments......                   (0.95)         (0.00)         (0.00)         (0.00)         (0.00)
                                          ---------   ----------     ----------     ----------     ----------     ----------
      Total distributions...............                   (0.99)         (0.00)         (0.02)         (0.11)         (0.11)
                                          ---------   ----------     ----------     ----------     ----------     ----------
Net asset value, end of period..........                   $9.17         $11.02          $8.21          $8.74          $7.82
                                          ---------   ----------     ----------     ----------     ----------     ----------
                                          ---------   ----------     ----------     ----------     ----------     ----------
Total investment return***..............                   (7.78)%         34.2%          (5.8)%         13.2%         (14.3)%
                                          ---------   ----------     ----------     ----------     ----------     ----------
                                          ---------   ----------     ----------     ----------     ----------     ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)....              $  430,701     $  523,397     $  421,693     $  463,851     $  343,949
Ratio of net investment income (loss) to
 average net assets.....................                   (0.04)%          0.3%           1.2%           1.5%           1.4%
Ratio of expenses to average net assets
  With expense reduction................                    1.70%           1.8%           1.9%           1.9%           1.9%
  Without expense reduction.............                    1.75%            --%(c)         --%(c)         --%(c)         --%(c)
Portfolio turnover rate++...............                      96%            90%            89%            83%            58%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

*   Calculated based upon weighted average shares outstanding during the year.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

*** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 12

                             GT GLOBAL EQUITY FUNDS

                                                      CLASS A+                                         CLASS B+
                                ----------------------------------------------------     -------------------------------------
                                                                                                                     APRIL 1,
                                                                                         YEAR ENDED DECEMBER 31,       1993
                                              YEAR ENDED DECEMBER 31,                                                   TO
                                ----------------------------------------------------     -----------------------     DECEMBER
                                  1989**        1988**        1987**        1986**         1995          1994        31, 1993*
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................       $6.77         $5.71         $6.13         $4.16                      $10.98       $8.74
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
Net investment income
 (loss).......................        0.01         (0.01)        (0.01)        (0.05)                      (0.10)      (0.01)
Net realized and unrealized
 gain (loss) on investments...        2.60          1.12          0.35          2.22                       (0.82)       2.25
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net
 asset value resulting from
 investment operations........        2.61          1.11          0.34          2.17                       (0.92)       2.24
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Net investment income.......       (0.00)        (0.00)        (0.00)        (0.00)                      (0.04)      (0.00)
  Net realized gain on
   investments................       (0.13)        (0.05)        (0.76)        (0.20)                      (0.95)      (0.00)
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
      Total distributions.....       (0.13)        (0.05)        (0.76)        (0.20)                      (0.99)      (0.00)
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of
 period.......................       $9.25         $6.77         $5.71         $6.13                       $9.07      $10.98
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
Total investment return***....        38.6%         19.4%          6.2%         53.7%                      (8.36)%      25.6%(a)
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------
                                ----------     ---------     ---------     ---------     ---------     ---------     ---------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $  136,975     $  29,792     $  17,178     $  12,052                   $  71,794     $30,745
Ratio of net investment income
 (loss) to average net
 assets.......................         0.1%         (0.2)%        (0.3)%        (0.9)%                     (0.69)%      (0.4)%(b)
Ratio of expenses to average
 net assets
  With expense reduction......         1.9%          2.1%          1.9%          1.9%                       2.35%        2.4%(b)
  Without expense reduction...          --%(c)        --%(c)        --%(c)        --%(c)        %           2.40%(c)      --%(c)
Portfolio turnover rate++.....          82%          115%          198%          122%                         96%         90%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

*   Calculated based upon weighted average shares outstanding during the year.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

*** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 13

                             GT GLOBAL EQUITY FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND


                                                                         CLASS A+
                                -------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------
                                   1995            1994            1993            1992            1991            1990
                                -----------     -----------     -----------     -----------     -----------     -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................                       $15.86          $10.31          $11.30          $10.57          $12.61
                                -----------     -----------     -----------     -----------     -----------     -----------
Net investment income
 (loss).......................                         0.02           (0.03)           0.07            0.11            0.13
Net realized and unrealized
 gain (loss) on
 investments..................                        (3.15)           6.23           (0.97)           1.25           (1.51)
                                -----------     -----------     -----------     -----------     -----------     -----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........                        (3.13)           6.20           (0.90)           1.36           (1.38)
                                -----------     -----------     -----------     -----------     -----------     -----------
Distributions:
  Net investment income.......                        (0.01)          (0.00)          (0.06)          (0.08)          (0.12)
  Net realized gain on
   investments................                        (0.55)          (0.65)          (0.03)          (0.55)          (0.54)
  In excess of net realized
   gain on investments........                        (0.07)
                                -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions.......                        (0.63)          (0.65)          (0.09)          (0.63)          (0.66)
                                -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, end of
 period.......................                       $12.10          $15.86          $10.31          $11.30          $10.57
                                -----------     -----------     -----------     -----------     -----------     -----------
                                -----------     -----------     -----------     -----------     -----------     -----------
Total investment return**.....                       (19.73)%          60.6%           (8.0)%          13.1%          (11.0)%
                                -----------     -----------     -----------     -----------     -----------     -----------
                                -----------     -----------     -----------     -----------     -----------     -----------

Ratio and supplemental data:
Net assets, end of period (in
 000's).......................                  $   404,680     $   498,898     $   281,418     $   333,800     $   234,793
Ratio of net investment income
 (loss) to average net
 assets.......................                         0.11%           (0.3)%           0.6%            1.0%            1.1%
Ratio of expenses to average
 net assets
  With expense reductions.....                                          1.9%            2.0%            2.0%            2.1%
  Without expense
   reductions.................           %               %(c)            %(c)            %(c)            %(c)            %(c)
Portfolio turnover rate++.....                           87%            117%             72%             85%             75%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

*   The per share data reflects a 2 for 1 stock split effective August 14, 1989.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 14

                             GT GLOBAL EQUITY FUNDS

                                                 CLASS A+                                               CLASS B+
                        ----------------------------------------------------------     ------------------------------------------
                                                                                                                        APRIL 1,
                                                                                         YEAR ENDED DECEMBER 31,          1993
                                         YEAR ENDED DECEMBER 31,                                                           TO
                        ----------------------------------------------------------     ---------------------------      DECEMBER
                           1989*          1988*           1987*           1986*           1995            1994          31, 1993
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period...............        $8.74          $7.25          $14.98           $8.82                          $15.79       $11.27
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
Net investment income
 (loss)...............        (0.01)          0.01           (0.01)          (0.05)                          (0.06)       (0.10)
Net realized and
 unrealized gain
 (loss) on
 investments..........         4.21           1.66            0.51            6.22                           (3.15)        5.27
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
Net increase
 (decrease) in net
 asset value resulting
 from investment
 operations...........         4.20           1.67            0.50            6.17                           (3.21)        5.17
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
Distributions:
  Net investment
   income.............        (0.00)         (0.00)          (0.00)          (0.01)                          (0.00)       (0.00)
  Net realized gain on
   investments and
   foreign currency...        (0.33)         (0.18)          (8.23)          (0.00)                          (0.55)       (0.65)
  In excess of net
   realized gain on
   investments........                                                                                       (0.07)
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
    Total
     distributions....        (0.33)         (0.18)          (8.23)          (0.01)                          (0.62)       (0.65)
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
Net asset value, end
 of period............       $12.61          $8.74           $7.25          $14.98                          $11.96       $15.79
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
Total investment
 return**.............         48.1%          23.2%            5.7%           69.9%                         (20.30)%       46.3%(a)
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------
                        -----------     ----------     -----------     -----------     -----------     -----------     ----------

Ratio and supplemental
 data:
Net assets, end of
 period (in 000's)....  $   170,071     $   56,342     $   642,969     $   648,157                     $   120,171     $ 72,122
Ratio of net
 investment income
 (loss) to
 average net assets...         (0.1)%          0.0%           (0.2)%          (0.5)%                         (0.54)%       (0.9)%(b)
Ratio of expenses to
 average
 net assets
  With expense
   reductions.........          2.0%           2.2%            1.9%            1.4%                           2.46%         2.5%(b)
  Without expense
   reductions.........           %(c)           %(c)            %(c)            %(c)            %               %(c)           %(c)
Portfolio turnover
 rate++...............           70%           107%            215%            229%                             87%         117%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

*   The per share data reflects a 2 for 1 stock split effective August 14, 1989.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 15

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL EUROPE GROWTH FUND


                                                                          CLASS A+
                              -------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------------------
                                  1995             1994*           1993*           1992*            1991              1990
                              -------------     -----------     -----------     -----------     -------------     -------------
Per Share Operating
 Performance:
Net asset value, beginning
 of period..................                         $10.84           $8.51           $9.59             $9.33            $10.94
                              -------------     -----------     -----------     -----------     -------------     -------------
Net investment income.......                           0.06            0.05            0.11***           0.21              0.10
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.......                          (0.69)           2.36           (1.19)             0.19             (1.71)
                              -------------     -----------     -----------     -----------     -------------     -------------
Net increase (decrease) in
 net asset value resulting
 from investment
 operations.................                          (0.63)           2.41           (1.08)             0.40             (1.61)
                              -------------     -----------     -----------     -----------     -------------     -------------
Distributions:
  Net investment income.....                          (0.05)          (0.06)          (0.00)            (0.14)            (0.00)
  In excess of net
   investment income........                          (0.00)          (0.02)          (0.00)            (0.00)            (0.00)
  In excess of net realized
   gain on
   investments..............                          (0.13)          (0.00)          (0.00)            (0.00)            (0.00)
                              -------------     -----------     -----------     -----------     -------------     -------------
      Total distributions...                          (0.18)          (0.08)          (0.00)            (0.14)            (0.00)
                              -------------     -----------     -----------     -----------     -------------     -------------
Net asset value, end of
 year.......................                         $10.03          $10.84           $8.51             $9.59             $9.33
                              -------------     -----------     -----------     -----------     -------------     -------------
                              -------------     -----------     -----------     -----------     -------------     -------------
Total investment
 return****.................                          (5.80)%          28.3%          (11.3)%             4.3%            (14.7)%
                              -------------     -----------     -----------     -----------     -------------     -------------
                              -------------     -----------     -----------     -----------     -------------     -------------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's).................                       $646,313        $854,701        $781,607        $1,211,709        $1,428,677
Ratio of net investment
 income (loss) to average
 net assets.................                           0.61%            0.6%            1.2%***           1.7%              1.1%
Ratio of expenses to average
 net assets
  With expense reductions...                           1.73%            1.9%            2.0%***           1.8%              1.9%
  Without expense
   reduction................             %             1.81%(c)          --%(c)          --%(c)            --%(c)            --%(c)
Portfolio turnover rate++...                             91%             67%             65%               55%               34%


------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


*     Calculated based upon weighted average shares outstanding during the year.


**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 16

                             GT GLOBAL EQUITY FUNDS

                                                    CLASS A+                                            CLASS B+
                             ------------------------------------------------------     ----------------------------------------
                                                                                                                       APRIL 1,
                                                                                         YEAR ENDED DECEMBER 31,         1993
                                            YEAR ENDED DECEMBER 31,                                                       TO
                             ------------------------------------------------------     -------------------------      DECEMBER
                               1989**         1988**         1987**        1986**          1995          1994*        31, 1993*
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
Per Share Operating
 Performance:
Net asset value, beginning
 of period.................        $7.77       $7.76            $9.62       $6.82                          $10.79        $9.02
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
Net investment income
 (loss)....................        (0.02)      (0.07)           (0.00)+++   (0.03)+++                       (0.00)        0.00
Net realized and unrealized
 gain (loss) on investments
 and foreign currency......         3.19        0.87             0.57        2.83                           (0.69)        1.85
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
Net increase (decrease) in
 net asset value resulting
 from investment
 operations................         3.17        0.80             0.57        2.80                           (0.69)        1.85
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
Distributions:
  Net investment income....        (0.00)      (0.00)           (0.00)      (0.00)                          (0.00)       (0.06)
  In excess of net
   investment income.......                                                                                 (0.00)       (0.02)
  Net realized gain on
   investments.............        (0.00)      (0.79)           (2.43)      (0.00)
  In excess of net realized
   gain on investments.....                                                                                 (0.13)       (0.00)
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
      Total
       distributions.......        (0.00)      (0.79)           (2.43)      (0.00)                          (0.13)       (0.08)
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
Net asset value, end of
 period....................       $10.94       $7.77            $7.76       $9.62                           $9.97       $10.79
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
Total investment
 return****................         40.7%       11.1%             6.6%       41.0%                          (6.38)%       20.5%(a)
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------
                             -----------     ---------     ----------     ---------     ----------     ----------     ----------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)................  $   382,428     $ 8,376       $   10,227     $ 9,809                      $   81,602     $ 34,048
Ratio of net investment
 income (loss) to average
 net assets................         (0.6)%      (1.0)%          (0.00)%+++    (0.4)%+++                     (0.04)%       (0.1)%(b)
Ratio of expenses to
 average
 net assets
  With expense
   reductions..............          1.9%          3.6%           2.0%+++       2.0%+++                      2.38%         2.6%(b)
  Without expense
   reductions..............           --%(c)        --%(c)         --%(c)        --%(c)         %            2.46%(c)       --%(c)
Portfolio turnover
 rate++....................           43%          153%           193%          102%                           91%          67%


------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


+++   Includes waivers of investment management and administration fees and partial reimbursement of operating expenses by LGT Asset Management.


*     Calculated based upon weighted average shares outstanding during the year.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 17

                             GT GLOBAL EQUITY FUNDS


                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND



                                                                       CLASS A                        CLASS B
                                                             ----------------------------   ----------------------------
                                                                   OCTOBER 18, 1995               OCTOBER 18, 1995
                                                             (COMMENCEMENT OF OPERATIONS)   (COMMENCEMENT OF OPERATIONS)
                                                              THROUGH DECEMBER 31, 1995      THROUGH DECEMBER 31, 1995
                                                             ----------------------------   ----------------------------
Per Share Operating Performance:
Net asset value, beginning of year.........................             $                              $
                                                                       -------                        -------
Net investment income (loss)...............................
Net realized and unrealized gain (loss) on investments.....
                                                                       -------                        -------
Net increase (decrease) in net asset value resulting from
 investment operations.....................................
                                                                       -------                        -------
Distributions:
  Net investment income....................................
  Net realized gain on investments.........................
                                                                       -------                        -------
    Total distributions....................................
                                                                       -------                        -------
Net asset value, end of year...............................             $                              $
                                                                       -------                        -------
Total investment return*(c)................................                   %(a)                           %(a)
                                                                       -------                        -------
Ratios and supplemental data:
Net assets, end of period (in 000's).......................             $                              $
Ratio of net investment income (loss) to average net
 assets....................................................                   %(b)                           %(b)
Ratio of expenses to average net assets
  With expense reductions..................................                   %(b)                           %(b)
  Without expense reductions...............................                   %                              %
Portfolio turnover rate+...................................                   %                              %


------------------

+ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(a) Not annualized.



(b) Annualized.



(c) Total investment return does not include sales charges.


                               Prospectus Page 18

                             GT GLOBAL EQUITY FUNDS

                         GT GLOBAL AMERICA GROWTH FUND


                                                                        CLASS A+
                                -----------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------------------------------
                                   1995           1994(C)          1993            1992            1991           1990
                                -----------     -----------     -----------     -----------     ----------     ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................                       $17.17          $17.12          $14.13         $11.89         $12.84
                                -----------     -----------     -----------     -----------     ----------     ----------
Net investment income
 (loss).......................                         0.04           (0.21)          (0.11)          0.01          (0.01)
Net realized and unrealized
 gain (loss) on
 investments..................                         2.55            1.56            4.54           2.28          (0.94)
                                -----------     -----------     -----------     -----------     ----------     ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........                         2.59            1.35            4.43           2.29          (0.95)
                                -----------     -----------     -----------     -----------     ----------     ----------
Distributions:
  Net investment income.......                        (0.02)          (0.00)          (0.00)         (0.01)         (0.00)
  Net realized gain on
   investments................                        (2.05)          (1.30)          (1.44)         (0.04)         (0.00)
                                -----------     -----------     -----------     -----------     ----------     ----------
    Total distributions.......                        (2.07)          (1.30)          (1.44)         (0.05)         (0.00)
                                -----------     -----------     -----------     -----------     ----------     ----------
Net asset value, end of
 year.........................                       $17.69          $17.17          $17.12         $14.13         $11.89
                                -----------     -----------     -----------     -----------     ----------     ----------
                                -----------     -----------     -----------     -----------     ----------     ----------
Total investment return**
 (d)..........................                        15.69%            8.3%           31.7%          19.3%          (7.4)%
                                -----------     -----------     -----------     -----------     ----------     ----------
                                -----------     -----------     -----------     -----------     ----------     ----------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................                  $   196,937     $   116,468     $   166,712     $   88,041     $   65,413
Ratio of net investment income
 (loss) to average
 net assets...................                         0.17%           (0.7)%          (1.1)%          0.0%          (0.1)%
Ratio of expenses to average
 net assets
  With expense reductions.....                         1.58%            1.6%            1.8%           1.7%           2.0%
  Without expense
   reductions.................           %             1.58%(e)          --%(e)          --%(e)         --%(e)         --%(e)
Portfolio turnover rate++.....                          102%             92%            114%           156%           145%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.

(c) The selected per share data were calculated based upon weighted average shares outstanding.

(d) Total investment return does not include sales charge.


(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 19

                             GT GLOBAL EQUITY FUNDS

                                                             CLASS A+                                  CLASS B+
                                                -----------------------------------     --------------------------------------
                                                                           JUNE 9,
                                                                            1987
                                                                          (COMMENCEMENT                              APRIL 1,
                                                                             OF                                        1993
                                                     YEAR ENDED           OPERATIONS)   YEAR ENDED DECEMBER 31,         TO
                                                    DECEMBER 31,           THROUGH                                   DECEMBER
                                                ---------------------     DECEMBER      ------------------------        31,
                                                  1989        1988        31, 1987        1995         1994(C)         1993*
                                                ---------   ---------     ---------     ---------     ----------     ---------
Per Share Operating Performance:
Net asset value, beginning of year............      $8.76       $8.56      $10.00                         $17.09      $15.90
                                                ---------   ---------     ---------     ---------     ----------     ---------
Net investment income (loss)..................       0.10*      (0.40)      (0.19)                         (0.09)      (0.29)
Net realized and unrealized gain (loss) on
 investments..................................       4.65        1.35       (1.25)                          2.55        2.78
                                                ---------   ---------     ---------     ---------     ----------     ---------
Net increase (decrease) in net asset value
 resulting from investment operations.........       4.75        0.95       (1.44)                          2.46        2.49
                                                ---------   ---------     ---------     ---------     ----------     ---------
Distributions:
  Net investment income.......................      (0.10)      (0.00)      (0.00)                         (0.00)      (0.00)
  Net realized gain on investments............      (0.57)      (0.75)      (0.00)                         (2.05)      (1.30)
                                                ---------   ---------     ---------     ---------     ----------     ---------
    Total distributions.......................      (0.67)      (0.75)      (0.00)                         (2.05)      (1.30)
                                                ---------   ---------     ---------     ---------     ----------     ---------
Net asset value, end of year..................     $12.84       $8.76       $8.56                         $17.50      $17.09
                                                ---------   ---------     ---------     ---------     ----------     ---------
                                                ---------   ---------     ---------     ---------     ----------     ---------
Total investment return** (d).................       54.8%       11.1%      (14.4)%(a)                     15.06%       16.1%(a)
                                                ---------   ---------     ---------     ---------     ----------     ---------
                                                ---------   ---------     ---------     ---------     ----------     ---------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........  $   9,930   $   1,548     $ 1,039                     $   80,060     $ 1,982
Ratio of net investment income (loss) to
 average
 net assets...................................        1.2%*      (4.7)%      (2.7)%(b)                     (0.48)%      (1.3)%(b)
Ratio of expenses to average
 net assets
  With expense reductions.....................        1.9%*       5.1%        3.8%(b)                       2.23%        2.2%(b)
  Without expense reductions..................         --%(e)        --%(e)      --%(e)        %(e)         2.23%(e)      --%(e)
Portfolio turnover rate++.....................        133%        184%        505%                           102%         92%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.

(c) The selected per share data were calculated based upon weighted average shares outstanding.

(d) Total investment return does not include sales charge.


(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 20

                             GT GLOBAL EQUITY FUNDS


                          GT GLOBAL AMERICA VALUE FUND



                                                                     CLASS A                        CLASS B
                                                           ----------------------------   ----------------------------
                                                                 OCTOBER 18, 1995               OCTOBER 18, 1995
                                                           (COMMENCEMENT OF OPERATIONS)   (COMMENCEMENT OF OPERATIONS)
                                                            THROUGH DECEMBER 31, 1995      THROUGH DECEMBER 31, 1995
                                                           ----------------------------   ----------------------------
Per Share Operating Performance:
Net asset value, beginning of year.......................             $                              $
                                                                     -------                        -------
Net investment income (loss).............................
Net realized and unrealized gain (loss) on investments...
                                                                     -------                        -------
Net increase (decrease) in net asset value resulting from
 investment operations...................................
                                                                     -------                        -------
Distributions:
  Net investment income..................................
  Net realized gain on investments.......................
                                                                     -------                        -------
    Total distributions..................................
                                                                     -------                        -------
Net asset value, end of year.............................             $                              $
                                                                     -------                        -------
Total investment return*(c)..............................                   %(a)                           %(a)
                                                                     -------                        -------
Ratios and supplemental data:
Net assets, end of period (in 000's).....................             $                              $
Ratio of net investment income (loss) to average net
 assets..................................................                   %(b)                           %(b)
Ratio of expenses to average net assets
  With expense reductions................................                   %(b)                           %(b)
  Without expense reductions.............................                   %                              %
Portfolio turnover rate+.................................                   %                              %


------------------


+ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(a) Not annualized.



(b) Annualized.



(c) Total investment return does not include sales charges.


                               Prospectus Page 21

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL JAPAN GROWTH FUND


                                                                                CLASS A+
                                          -------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------------
                                             1995           1994           1993          1992*           1991           1990
                                          ----------     ----------     ----------     ----------     ----------     ----------
Per Share Operating Performance:
Net asset value, beginning of period....                     $11.61          $8.70         $11.16         $11.48         $16.39
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net investment income (loss)............                      (0.04)         (0.14)         (0.00)***      (0.09)         (0.05)++
Net realized and unrealized gain (loss)
 on investments.........................                       0.79           3.05          (2.40)         (0.23)         (4.60)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................                       0.75           2.91          (2.40)         (0.32)         (4.65)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Distributions:
  Net realized gain on investments and
   foreign currency.....................                      (0.21)         (0.00)         (0.06)         (0.00)         (0.26)
                                          ----------     ----------     ----------     ----------     ----------     ----------
      Total distributions...............                      (0.21)         (0.00)         (0.06)         (0.00)         (0.26)
                                          ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period..........                     $12.15         $11.61          $8.70         $11.16         $11.48
                                          ----------     ----------     ----------     ----------     ----------     ----------
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total investment return****.............                       6.56%          33.5%         (21.5)%         (2.8)%        (28.7)%
                                          ----------     ----------     ----------     ----------     ----------     ----------
                                          ----------     ----------     ----------     ----------     ----------     ----------
Ratios and supplemental data:
Net assets, end of period (in 000's)....                 $   98,066     $   88,487     $   93,865     $   61,519     $   51,693
Ratio of net investment income (loss) to
 average net assets.....................                      (0.32)%         (0.3)%         (0.0)%***       (1.5)%        (1.2)%++
Ratio of expenses to average net assets
  With expense reductions...............                       1.91%           2.1%           2.2%***        2.2%           2.2%++
  Without expense reductions............          %            2.03%(c)         --%(c)         --%(c)         --%(c)         --%(c)
Portfolio turnover rate++...............                         49%           104%           115%           251%           138%


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

++     Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 22

                             GT GLOBAL EQUITY FUNDS

                                                   CLASS A+                                            CLASS B+
                            ------------------------------------------------------     -----------------------------------------
                                                                                                                       APRIL 1,
                                                                                         YEAR ENDED DECEMBER 31,         1993
                                           YEAR ENDED DECEMBER 31,                                                        TO
                            ------------------------------------------------------     ---------------------------     DECEMBER
                               1989          1988**         1987**        1986**          1995            1994         31, 1993
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
Per Share Operating
 Performance:
Net asset value, beginning
 of period................      $10.57         $10.36          $9.88       $6.20                            $11.57       $9.85
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
Net investment income
 (loss)...................       (0.19)         (0.20)         (0.15)      (0.14)                            (0.13)      (0.18)
Net realized and
 unrealized gain (loss) on
 investments..............        6.57           2.44           4.52        3.91                              0.79        1.90
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
Net increase (decrease) in
 net asset value resulting
 from investment
 operations...............        6.38           2.24           4.37        3.77                              0.66        1.72
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
Distributions:
  Net realized gain on
   investments and foreign
   currency...............       (0.56)         (2.03)         (3.89)      (0.09)                            (0.21)      (0.00)
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
      Total
       distributions......       (0.56)         (2.03)         (3.89)      (0.09)                            (0.21)      (0.00)
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
Net asset value, end of
 period...................      $16.39         $10.57         $10.36       $9.88                            $12.02      $11.57
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
Total investment
 return****...............        60.7%          21.9%          52.1%       61.3%                             5.81%       17.5%(a)
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
                            ----------     ----------     ----------     ---------     -----------     -----------     ---------
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)...............     $48,405        $18,591        $10,049      $7,313                           $27,355      $3,699
Ratio of net investment
 income (loss) to average
 net assets...............        (1.6)%         (1.5)%         (2.4)%      (1.6)%                           (0.97)%      (0.9)%(b)
Ratio of expenses to
 average
 net assets
  With expense
   reductions.............         2.1%           2.2%           3.0%        2.2%                             2.56%        2.7%(b)
  Without expense
   reductions.............          --%(c)         --%(c)         --%(c)      --%(c)            %             2.68%(c)      --%(c)
Portfolio turnover
 rate++...................         108%           150%           319%        207%                               49%        104%


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

++     Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 23

                             GT GLOBAL EQUITY FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of each Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.


CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in a Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of a Fund will cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the same Fund.



FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of a Fund to purchase, investors should consider the foregoing factors as well as the following:



INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative, because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.


Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.


The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for each Fund the cumulative expenses an investor would pay over time on a hypothetical investment in Class A and Class B shares of each Fund, assuming an annual return of 5%.



REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made


                               Prospectus Page 24

                             GT GLOBAL EQUITY FUNDS
under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.


WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.



Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of a Fund.



See "How to Invest," "How to Redeem Shares" and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.



ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                           AND POLICIES; RISK FACTORS


--------------------------------------------------------------------------------


The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund seek long-term growth of capital. The America Small Cap Fund and America Value Fund seek long-term capital appreciation.



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund seek their objective by investing, under normal circumstances, at least 65% of their total assets in equity securities of issuers domiciled in their Primary Investment Area, as described below. The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the America Small Cap Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities of small cap companies domiciled in its Primary Investment Area, as described below. The America Value Fund seeks its investment objective by investing all of its investable assets in the America Value Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities of medium to large cap issuers, domiciled in its Primary Investment Area as described below, that LGT Asset Management believes to be undervalued in relation to long-term earning power or other factors.



Equity securities in which the Funds or Portfolios may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. There is no assurance that any Fund or Portfolio will achieve its investment objective.



The Funds' Primary Investment Areas include the following countries:



GT GLOBAL NEW PACIFIC GROWTH FUND ("PACIFIC FUND") -- Australia, Hong Kong, India, Indonesia,


                               Prospectus Page 25

                             GT GLOBAL EQUITY FUNDS

Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand



GT GLOBAL EUROPE GROWTH FUND ("EUROPE FUND") -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom



GT GLOBAL JAPAN GROWTH FUND ("JAPAN FUND") -- Japan



GT GLOBAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL FUND") -- all countries listed for each other Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Mexico, Peru and Venezuela, but not the United States



GT GLOBAL WORLDWIDE GROWTH FUND ("WORLDWIDE FUND") -- same as International Fund, but including the United States



GT GLOBAL AMERICA GROWTH FUND ("AMERICA GROWTH FUND") -- the United States



GT GLOBAL AMERICA SMALL CAP GROWTH FUND ("AMERICA SMALL CAP FUND") -- the United States



GT GLOBAL AMERICA VALUE FUND ("AMERICA VALUE FUND") -- the United States



From time to time, the Company's Board of Trustees may add or delete countries from a Fund's Primary Investment Area. See "Other Policies."



As indicated by these Primary Investment Areas, the WORLDWIDE FUND is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to LGT Asset Management's professional team of investment specialists. The INTERNATIONAL FUND is intended for investors seeking to complement their U.S. equity investments with a professionally managed international portfolio. The PACIFIC FUND and the EUROPE FUND are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets. Finally, the JAPAN FUND, the AMERICA GROWTH FUND, AMERICA SMALL CAP FUND and AMERICA VALUE FUND are designed for investors wishing to concentrate their investment in a particular market, or size of market, but still desiring the professional management, liquidity and diversification afforded by a mutual fund.



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may invest up to 35% of their total assets in the equity securities of issuers domiciled outside of their Primary Investment Area. Such investments may include, e.g.: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and (b) securities of issuers located elsewhere in the world which have operations in the Primary Investment Area or which stand to benefit from political and economic events in the Primary Investment Area. For example, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may invest in a company outside of its Primary Investment Area when LGT Asset Management believes at the time of investment that the value of the company's securities may be enhanced by conditions or developments in that Primary Investment Area even though the company's production facilities are located outside of that Primary Investment Area.



In managing the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund, LGT Asset Management seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. LGT Asset Management further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. LGT Asset Management intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, the Europe Fund, the International Fund, and the Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which such Funds invest.



Under normal circumstances, the assets of the Worldwide Fund and the International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers. The America Growth Fund currently expects to invest a majority of its assets in the securities of mid- and small-size companies. In selecting securities for


                               Prospectus Page 26

                             GT GLOBAL EQUITY FUNDS

inclusion in the America Growth Fund's portfolio, LGT Asset Management normally initially focuses on companies with total equity market capitalization of $2 billion or less.



Up to 35% of total assets in the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may be invested in debt securities. These debt obligations include U.S. and foreign government securities and corporate debt securities, including Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of a particular Fund purchasing the securities. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by LGT Asset Management to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a full description of Moody's and S&P ratings.



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may use instruments (including forward currency contracts), and the America Small Cap Fund, the America Value Fund and the Portfolios also may use instruments, often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the America Small Cap Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of small cap companies domiciled in the Primary Investment Area of the America Small Cap Fund, the United States. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase of their securities by the America Small Cap Portfolio, have market capitalizations of up to $500 million. Market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size. The remainder of the America Small Cap Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are not small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.



The America Value Fund seeks its investment objective by investing all of its investable assets in the America Value Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of medium to large cap issuers domiciled in the Fund's Primary Investment Area, the United States, that LGT Asset Management believes to be undervalued in relation to long-term earning power or other factors. For purposes of the foregoing, "medium to large cap" issuers are issuers with a market capitalization greater than $500 million at the time of purchase by the America Value Portfolio. The remainder of the America Value Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than the issuers defined above, non-convertible preferred stocks, non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.



In selecting issuers for the America Value Portfolio, LGT Asset Management attempts to identify securities of issuers whose prospects and growth potential, in LGT Asset Management's opinion, are currently undervalued by investors. In LGT Asset Management's view, an issuer may show favorable prospects as a result of many factors, including, but not limited to, changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of


                               Prospectus Page 27

                             GT GLOBAL EQUITY FUNDS

such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates, and other factors. LGT Asset Management will attempt to identify those undervalued issuers with the potential for attractive returns.



For purposes of the Portfolios, an issuer is considered domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia, and either (i) at least 50% of the value of its assets is located in the United States, or (ii) it normally derives at least 50% of its income from operations or sales in the United States.



The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations, as defined above.



OTHER POLICIES. Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's Primary Investment Area. In the past, new markets such as Indonesia, South Korea, and Taiwan have been added in the Primary Investment Area of the Pacific Fund and Greece, Ireland, Portugal and Turkey have been added in the Primary Investment Area of the Europe Fund. On the other hand, Japan has been eliminated from the Primary Investment Area of the Pacific Fund.



With respect to certain countries, currently including Taiwan, investments by a Fund may only be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Each Fund or Portfolio may invest up to 10% of its assets in other investment companies. As a shareholder in an investment company, a Fund or Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund or Portfolio would continue to pay its own management fees and other expenses.



Each Fund or Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Fund's or Portfolio's investment objective, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Fund or Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in debt securities or high quality money market instruments issued by corporations, or the U.S. or a foreign government. In addition, for temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of a Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund or Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Fund or Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Money market instruments in which the Funds or Portfolios may invest include, but are not limited to, the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P at the time of investment or, if unrated, deemed by LGT Asset Management to be of comparable quality.



From time to time, it may be advantageous for each Fund or Portfolio to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, each Fund or Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. Each Fund or Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no Fund or Portfolio will borrow for leveraging purposes, nor will any Fund or Portfolio purchase securities while borrowings are outstanding. See "Investment Objectives and Policies" in the Statement of Additional Information.



The Funds or Portfolios may lend their portfolio securities, for the purpose of realizing additional income, to broker/dealers or to other institutional investors. At all times a loan is outstanding, the


                               Prospectus Page 28

                             GT GLOBAL EQUITY FUNDS

borrower must maintain with the Funds' or Portfolios' custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund or Portfolio will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Fund or Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



The Funds or Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds or Portfolios will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund or Portfolio. If the Fund or Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or Portfolio may incur a loss.



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund also may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies" in the Statement of Additional Information.



Each Fund or Portfolio may invest up to 15% of its net assets in illiquid securities.



RISK FACTORS. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities and its net currency exposure, or fluctuations in the market value of the securities of its corresponding Portfolio.



As of December 31, 1995, companies outside the U.S. comprised approximately   %
of the world's stock market capitalization, according to Morgan Stanley Capital International. Moreover, from time to time, the equity securities of issuers located outside the U.S. have outperformed substantially those of U.S. issuers. Accordingly, LGT Asset Management believes that the Funds' policies (except those of the America Growth Fund, the America Small Cap Fund and the America Value Fund) of investing in equity securities of issuers outside the U.S. may enable them to produce returns greater than those produced by funds investing solely in the securities of domestic issuers.



Foreign investing entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. A Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing.


With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other

                               Prospectus Page 29

                             GT GLOBAL EQUITY FUNDS
assets of the Funds, political or social instability, or diplomatic developments which could affect the Funds' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


LGT Asset Management allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



Since the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since such Funds may hold foreign currencies, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of shares of the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund, and also may affect the value of dividends and interest earned by such Funds and gains and losses they realize. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.



SMALL CAP COMPANIES. Small cap companies may be more vulnerable than larger companies to adverse business, economic, or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded; the America Growth Fund and the America Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the America Growth Fund and the America Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.



SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, converting of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.



Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. The limited size of emerging securities markets and limited


                               Prospectus Page 30

                             GT GLOBAL EQUITY FUNDS

trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. In addition, settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. Also, most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E., reduce the overall level of investment risk normally associated with such Fund. In addition, each Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E., reduce the overall level of investment risk normally associated with a Portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund or Portfolio may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that these hedging efforts will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may enter into forward currency contracts either with respect to specific transactions or with respect to such Fund's portfolio positions. For example, when the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of such Fund's portfolio securities denominated in a foreign currency. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, each Fund or Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or Portfolio or that LGT Asset Management intends to include in the Fund's portfolio. The Funds or Portfolios also may buy and sell put and call options on stock indexes. Such stock index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.



Further, the Funds or Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's or Portfolio's portfolio. The Funds or Portfolios also may buy stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



In addition, each Fund or Portfolio may purchase and sell put and call options on securities, currencies and indices that are traded on recognized


                               Prospectus Page 31

                             GT GLOBAL EQUITY FUNDS
securities exchanges and over-the-counter ("OTC") markets.


These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which a Fund or Portfolio may enter into forward contracts, futures contracts or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although a Fund or Portfolio might not employ any of the foregoing strategies, the use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds or Portfolios invest;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and
(6) the possible need to defer closing out certain options, futures contracts and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Taxes" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for a Fund or Portfolio, the Fund or Portfolio would be in a better position if it had not hedged at all.



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may also conduct their foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.



OTHER INFORMATION. Each Fund's investment objective of long-term capital growth or long-term capital appreciation may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information.



Unless specifically noted, the Funds' and the Portfolios' investment policies described in this Prospectus and in the Statement of Additional Information, including each Fund's policy of normally investing at least 65% of its assets in the equity securities of issuers domiciled in its Primary Investment Area, or policies with respect to investment in its market sectors' securities and the percentage limitations with respect to such investments, are not fundamental policies and may be changed by vote of the Company's or the Portfolio's Board of Trustees, as applicable, without shareholder approval, provided that any such policies as so amended do not conflict with the Fund's or the Portfolio's fundamental investment limitations. Each Fund's or Portfolio's policies regarding lending, the percentage of that Portfolio's assets that may be committed to borrowing and diversification of investments, are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.



OTHER INFORMATION REGARDING THE PORTFOLIOS. The America Small Cap Fund and America Value Fund may each withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that


                               Prospectus Page 32

                             GT GLOBAL EQUITY FUNDS

Fund or the retention by that Fund of its own investment adviser to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.



The approval of the America Small Cap Fund and America Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective. If the objective of that Portfolio changes and the shareholders of the corresponding Fund do not approve a parallel change in such Fund's investment objective, that Fund would seek an alternative investment vehicle or directly retain its own investment adviser.



As previously described, investors should be aware that the America Small Cap Fund and America Value Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the America Small Cap Portfolio and America Value Portfolio, respectively, each of which is a separate investment company, as previously described. Since the America Small Cap Fund and America Value Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



In addition to selling its interest to its corresponding Fund, the America Small Cap Portfolio and America Value Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the America Small Cap Fund and America Value Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the America Small Cap Fund and America Value Fund are the only institutional investors in their corresponding Portfolios. However, the America Small Cap Portfolio and America Value Portfolio expect to offer beneficial interests to other institutional investors in the future. Although interests in the Portfolios are not currently available, either directly or indirectly, to individual investors through other funds, information regarding any such funds will be available from GT Global at the appropriate toll-free telephone number provided in the Shareholder Account Manual.



Investors in the America Small Cap Fund and America Value Fund should be aware that such Fund's investment in its corresponding Portfolio may be materially affected by the actions of large investors in such Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require such Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by that Portfolio. Should such a distribution occur, the America Small Cap Fund and America Value Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the America Small Cap Fund and America Value Fund and could affect adversely the liquidity of such Funds.



See "Management" for a description of the investment management fee and other expenses associated with the investment of the America Small Cap Fund and America Value Fund in their corresponding Portfolios. This Prospectus and the Statement of Additional Information dated April 29, 1996, contain more detailed information about this organizational structure of the America Small Cap Fund and America Value Fund and their corresponding Portfolios, including information related to: (i) the investment objective, policies and restrictions of such Funds and their Portfolios; (ii) the Board of Trustees and officers of the


                               Prospectus Page 33

                             GT GLOBAL EQUITY FUNDS

Company, the Trustees and officers of the Portfolios, the administrator of such Funds and the investment manager and administrator of the Portfolios; (iii) portfolio transactions and brokerage commissions; (iv) such Funds' shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate yield and total return; and (vi) the determination of the value of the shares of such Funds.


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                                 HOW TO INVEST

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GENERAL. Each Fund is authorized to issue three classes of shares. Class A shares of the Funds are sold to investors subject to an initial sales charge, while Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred sales charge payable upon certain redemptions. The third class of shares of the Funds, the Advisor Class, is offered through a separate prospectus only to certain investors. See "Alternative Purchase Plan."



Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 ($25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "Purchasing Class A Shares" and "Purchasing Class B Shares" below. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.



PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."



Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/dealer that has a dealer agreement with GT Global or directly through GT Global.



PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, each Fund's distributor, by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the


                               Prospectus Page 34

                             GT GLOBAL EQUITY FUNDS
Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.


Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.



CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES


Each Fund's public offering price for Class A shares is equal to the net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:


                              SALES CHARGE AS PERCENTAGE OF         DEALER
                                                                REALLOWANCE AS
AMOUNT OF PURCHASE            ------------------------------     PERCENTAGE OF
AT THE PUBLIC                   OFFERING           NET           THE OFFERING
OFFERING PRICE                    PRICE        INVESTMENT            PRICE
----------------------------  -------------  ---------------  -------------------
Less than $50,000...........          4.75%           4.99%              4.25%
$50,000 but less than
  $100,000..................          4.00%           4.17%              3.50%
$100,000 but less than
  $250,000..................          3.00%           3.09%              2.75%
$250,000 but less than
  $500,000..................          2.00%           2.04%              1.75%
$500,000 or more............          0.00%           0.00%            *

--------------


* GT Global will pay the following commissions to brokers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.



All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.



From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/ dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."


The following describes purchases that may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children

                               Prospectus Page 35

                             GT GLOBAL EQUITY FUNDS

under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant, self-employed individual retirement plan ("Keogh Plan"). This also includes purchases made by a company controlled by such individual(s);



(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above;



and


(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:


(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which LGT Asset Management serves as investment manager and/or administrator; employees or retired employees of the companies comprising Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.



(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global), and the children, siblings and parents of such employees.



(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.



(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.



(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.



(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver equals at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.



(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.



(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.



(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.



(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.



(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October, 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other

                               Prospectus Page 36

                             GT GLOBAL EQUITY FUNDS

GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."



REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker/ dealers or the Transfer Agent.



RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker/dealers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).



If at the end of the thirteen month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. Purchases of Class A shares of two or more GT Global Mutual Funds (other than GT Global Dollar Fund) may be combined for this purpose, and the Right of Accumulation also applies to such purchases. If a shareholder redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more within one year after the date of purchase, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their purchase. Such shares purchased for at least $500,000 without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred


                               Prospectus Page 37

                             GT GLOBAL EQUITY FUNDS

Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           PURCHASING CLASS B SHARES


The public offering price of the Class B shares of each Fund is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares of a Fund that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no charge is imposed on increases in net asset value above the original purchase price:

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on the redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS


The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distributions made in connection with a GT Global, IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an


                               Prospectus Page 38

                             GT GLOBAL EQUITY FUNDS

excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (6) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;
(7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of assets) and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (13) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.



DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The GT Global Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the GT Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. For more information about the GT Global Dollar Cost Averaging Program, investors should consult their brokers or GT Global.


                               Prospectus Page 39

                             GT GLOBAL EQUITY FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of any Fund may be exchanged for shares of any other GT Global Mutual Funds (including the other Equity Funds), based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER GT GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."



In addition to the Funds, the GT Global Mutual Funds currently include:



      -- GT GLOBAL EMERGING MARKETS FUND


      -- GT GLOBAL HEALTH CARE FUND


      -- GT GLOBAL FINANCIAL SERVICES FUND


      -- GT GLOBAL INFRASTRUCTURE FUND


      -- GT GLOBAL NATURAL RESOURCES FUND


      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


      -- GT GLOBAL TELECOMMUNICATIONS FUND


      -- GT GLOBAL LATIN AMERICA GROWTH FUND*


      -- GT GLOBAL GROWTH & INCOME FUND


      -- GT GLOBAL GOVERNMENT INCOME FUND


      -- GT GLOBAL STRATEGIC INCOME FUND


      -- GT GLOBAL HIGH INCOME FUND


      -- GT GLOBAL DOLLAR FUND

--------------


*   Formerly G.T. Latin America Growth Fund


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

A shareholder interested in making an exchange should write or call his or her broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or to the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders from the investor or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.


                               Prospectus Page 40

                             GT GLOBAL EQUITY FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, shares of the Funds may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proeeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers that sell shares may redeem shares through such broker/ dealers; if the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of a Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of the Funds may submit redemption requests to such broker/dealers. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.


REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual.

                               Prospectus Page 41

                             GT GLOBAL EQUITY FUNDS
Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/ dealers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).


                               Prospectus Page 42

                             GT GLOBAL EQUITY FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.



Each Funds' Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.


INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345


INVESTMENTS BY BANK WIRE


An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:



    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

    (Stating Fund name, class of shares, shareholder's registered name and account number)

EXCHANGES BY TELEPHONE


Call GT Global at 1-800-223-2138


EXCHANGES BY MAIL


Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:



    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


REDEMPTIONS BY TELEPHONE


Call GT Global at 1-800-223-2138


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893


OVERNIGHT MAIL


Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:



    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596


ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.


                               Prospectus Page 43

                             GT GLOBAL EQUITY FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, for the America Small Cap Fund and America Value Fund, is the value of each such Fund's investment in its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by a Fund or Portfolio are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund or Portfolio are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's or Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



Certain of the Fund's or Portfolios' securities, from time to time, may be traded primarily on foreign exchanges or over-the-counter ("OTC") dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of a Fund's shares may be affected significantly by such trading on days when shareholders have no access to that Fund.



The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the lower expenses borne by the Advisor Class shares.


                               Prospectus Page 44

                             GT GLOBAL EQUITY FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all of its (or, in the case of the America Small Cap Fund or the America Value Fund, the proportionate share of its corresponding Portfolio's) net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its (or, in the case of the America Small Cap Fund or the America Value Fund, the proportionate share of its corresponding Portfolio's) realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.



Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:



/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to qualify (in the case of the America Small Cap Fund and the America Value Fund) or continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its (or, in the case of the America Small Cap Fund or the America Value Fund, the proportionate share of its corresponding Portfolio's) investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net

                               Prospectus Page 45

                             GT GLOBAL EQUITY FUNDS
capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Equity
Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Trustees has overall responsibility for the operation of each Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by each Fund.



The Portfolios' Board of Trustees has overall responsibility for the operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Funds and the Portfolios. A majority of the disinterested members (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Board of Trustees of the Company and of the Portfolios have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising concerning the Funds and their corresponding Portfolios up to and including creating a separate Board of Trustees for the Portfolios.


                               Prospectus Page 46

                             GT GLOBAL EQUITY FUNDS


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the investment manager of the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund and the Portfolios include, but are not limited to, determining the composition of the portfolio of such Funds and such Portfolios and placing orders to buy, sell or hold particular securities. In addition, LGT Asset Management provides the following administrative services to each Fund and each Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' and Portfolios' operation.



The America Small Cap Fund and America Value Fund each pays LGT Asset Management administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to LGT Asset Management. The Portfolios each pay such fees, computed daily and paid monthly, based on the average daily net assets of such Portfolio, directly to LGT Asset Management at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter.



The America Growth Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Fund and Portfolio pays all expenses not assumed by LGT Asset Management, GT Global or other agents. GT Global and LGT Asset Management have undertaken to limit each Fund's, other than America Small Cap Fund's, America Value Fund's and America Growth Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.25% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively. Similarly, GT Global and LGT Asset Management have undertaken to limit each of the America Small Cap Fund's, America Value Fund's and America Growth Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



LGT Asset Management also serves as each Fund's and each Portfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of GT Global Mutual Funds.



LGT Asset Management provides investment management and/or administration services to GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of             , 1996, LGT Asset Management and its worldwide asset
management affiliates managed or administered approximately $   billion, of
which approximately $   billion consist of GT Global retail funds worldwide. In
the U.S., as of             , 1996, LGT Asset Management managed or administered
approximately $   billion in GT Global Mutual Funds. As of             , 1996,
assets under advice by the LGT Bank in Liechtenstein totaled approximately $
billion. As of             , 1996, assets entrusted to Liechtenstein Global
Trust totaled approximately $   billion.


                               Prospectus Page 47

                             GT GLOBAL EQUITY FUNDS


In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.



The investment professionals primarily responsible for the portfolio management of each Fund or Portfolio are as follows:


                                  PACIFIC FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Lawrence Yip                            Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 Hong Kong                                                                       Management and LGT Asset Management
                                                                                 Ltd. (Asia)


                                  EUROPE FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Anna Powell                             Portfolio Manager since 1995            Portfolio Manager for LGT Asset
 London                                                                          Management PLC (London) and LGT Asset
                                                                                 Management since 1995; From 1989 to
                                                                                 1995, Ms. Powell was a Portfolio
                                                                                 Manager for Robert Fleming & Co.,
                                                                                 Ltd. (London).
Roger Yates                             Portfolio Manager since 1994            Portfolio Manager for LGT Asset
 London                                                                          Management PLC (London) and LGT Asset
                                                                                 Management since 1994. Prior thereto,
                                                                                 Mr. Yates was an Investment Manager
                                                                                 for Morgan Grenfell Asset Management.



                          AMERICA SMALL CAP PORTFOLIO



                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Kevin L. Wenck                          Portfolio manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception                               Management since 1991. Prior thereto,
                                                                                 Mr. Wenck was a Portfolio Manager for
                                                                                 Matuschka & Co. (Greenwich, CT).



                              AMERICA GROWTH FUND



                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Kevin L. Wenck                          Portfolio Manager since 1991            Portfolio Manager for LGT Asset
 San Francisco                                                                   Management since 1991. Prior thereto,
                                                                                 Mr. Wenck was a Portfolio Manager for
                                                                                 Matuschka & Co. (Greenwich, CT).


                               Prospectus Page 48

                             GT GLOBAL EQUITY FUNDS


                            AMERICA VALUE PORTFOLIO



                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Soraya M. Betterton                     Portfolio manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception                               Management



                                 WORLDWIDE FUND



                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
F. Christian Wignall                    Portfolio Manager since 1987            Chief Investment Officer -- Global
 San Francisco                                                                   Equities for LGT Asset Management.
Soraya M. Betterton                     Portfolio Manager since 1989            Portfolio Manager for LGT Asset
 San Francisco                                                                   Management.
Serge Selfslagh                         Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 London                                                                          Management PLC (London) and LGT Asset
                                                                                 Management since 1993. Prior thereto,
                                                                                 Mr. Selfslagh was a Portfolio Manager
                                                                                 for Schroder Investment Management
                                                                                 (London) and its U.S. affiliate,
                                                                                 SCMI.
Michael Lindsell                        Portfolio Manager since 1992            Chief Investment Officer -- Japan for
 Tokyo                                                                           LGT Investment Trust Management Ltd.
                                                                                 as well as Portfolio Manager for LGT
                                                                                 Asset Management since 1992. Prior
                                                                                 thereto, Mr. Lindsell was a Director
                                                                                 of Warburg Asset Management (Tokyo).


                                   JAPAN FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Lindsell                        Portfolio Manager since 1992            Chief Investment Officer -- Japan for
 Tokyo                                                                           LGT Investment Trust Management Ltd.
                                                                                 as well as Portfolio Manager for LGT
                                                                                 Asset Management since 1992. Prior
                                                                                 thereto, Mr. Lindsell was a Director
                                                                                 of Warburg Asset Management (Tokyo).


                               Prospectus Page 49

                             GT GLOBAL EQUITY FUNDS


                               INTERNATIONAL FUND



                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
F. Christian Wignall                    Portfolio Manager since 1987            Chief Investment Officer -- Global
 San Francisco                                                                   Equities for LGT Asset Management.
Michael Lindsell                        Portfolio Manager since 1992            Chief Investment Officer -- Japan for
 Tokyo                                                                           LGT Investment Trust Management Ltd.
                                                                                 as well as Portfolio Manager for LGT
                                                                                 Asset Management since 1992. Prior
                                                                                 thereto, Mr. Lindsell was a Director
                                                                                 of Warburg Asset Management (Tokyo).
Serge Selfslagh                         Portfolio Manager since 1993            Portfolio Manager for LGT Asset
 London                                                                          Management PLC (London) and LGT Asset
                                                                                 Management since 1993. Prior thereto,
                                                                                 Mr. Selfslagh was a Portfolio Manager
                                                                                 for Schroder Investment Management
                                                                                 (London) and its U.S. affiliate,
                                                                                 SCMI.


                               Prospectus Page 50

                             GT GLOBAL EQUITY FUNDS


In addition, in managing the Funds and the Portfolios, these individuals utilize the research and related work of other members of LGT Asset Management's investment staff. In placing orders for the Funds' and Portfolios' portfolio transactions, LGT Asset Management seeks to obtain the best net results. LGT Asset Management has no agreement or commitment to place orders with any broker/dealer. Commissions or discounts in foreign securities exchanges and OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions. Consistent with its obligation to obtain the best net results, LGT Asset Management may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any Liechtenstein Global Trust affiliates.



The portfolio turnover rates for the Funds and the Portfolios during the fiscal
year ended December 31, 1995 ranged between   % and   %. See the sub-caption
"Portfolio Trading and Turnover" in the Statement of Additional Information. Increases in portfolio turnover would involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Class A and Class B shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charges on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.



GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealer. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.



Under a plan of distribution adopted by the Company's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.



Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service


                               Prospectus Page 51

                             GT GLOBAL EQUITY FUNDS

fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as such Plan continues in effect.



GT Global's service and distribution expenses covered by the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's service and distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses covered by the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by each Fund and includes each Fund's financial statements. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the fiscal year on Form 1099-DIV.



ORGANIZATION OF THE COMPANY. The Company is organized as a Massachusetts business trust and is registered with the SEC as a diversified open-end management investment company.



From time to time the Company has and may continue to establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Company's independent accountants.

The Company normally will not hold meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time

                               Prospectus Page 52

                             GT GLOBAL EQUITY FUNDS
less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds, including an unlimited number of Class A, Class B and Advisor Class shares of each Fund. Each share of a Fund represents an interest in the Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.


ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of Growth Portfolio, a New York common law trust. The Declaration of Trust provides that the America Small Cap Fund, America Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither such Funds nor their shareholders will be exposed to a material risk of liability by reason of such Funds investing in their corresponding Portfolios.



Whenever the America Small Cap Fund or America Value Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Because a Portfolio investors' votes are proportionate to their percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received. Any information received from the America Small Cap Portfolio and America Value Portfolio in the Portfolio's reports to shareholders will be provided to the shareholders of its corresponding Fund.



SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.


PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date established by the Board of Trustees.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital

                               Prospectus Page 53

                             GT GLOBAL EQUITY FUNDS
appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's and each Portfolio's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Company's and each Fund's or Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and Portfolio, assists in the preparation of each Fund's and each Portfolio's federal and state income tax returns and consults with the Company and each Fund and Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 54

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 54

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 55

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 56

[LGT LOGO]
                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                      ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138

 / / INDIVIDUAL              / / JOINT TENANT             / / GIFT/TRANSFER FOR
 MINOR                            / / TRUST                           / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."

 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                    GT Global Dollar Fund).
 If a class share box is not checked, your investment will be made in Class A shares.

                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES
 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the GT Global Mutual Funds, to      may be wired or mailed to a Pre-Designated Account
 honor any telephone, telex or telegraphic             at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by GT Global, Inc.                                    --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number      Account Number
  / / I/We owned shares of one or more Funds
      distributed by GT Global, Inc. as of April       --------------------------------------------------
      30, 1987 and since that date continuously        Names(s) in which Bank Account is Established
      have owned shares of such Funds. Attached is     A corporation (or partnership) must also submit a
      a schedule showing the numbers of each of        "Corporate Resolution"
      my/our Shareholder Accounts.                     (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:

 -------------------------------------------           --------------------------------------------------
 -------------------------------------------           --------------------------------------------------
 -------------------------------------------           --------------------------------------------------

 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.
 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.

 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LGT LOGO]
           GT  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other  ------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

           GT GLOBAL
           MUTUAL FUNDS                                                               AUTOMATIC INVESTMENT PLAN

[LOGO]

BANK AUTHORIZATION

-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name

X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date

                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $ -----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                             GT GLOBAL EQUITY FUNDS


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GT GLOBAL EQUITY FUNDS, GROWTH PORTFOLIO, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                   GRWPR601132MC

                     GT GLOBAL EQUITY FUNDS: ADVISOR CLASS


                          PROSPECTUS -- APRIL 29, 1996

--------------------------------------------------------------------------------


        GT GLOBAL WORLDWIDE GROWTH FUND               GT GLOBAL AMERICA SMALL CAP GROWTH FUND
               ("WORLDWIDE FUND")                            ("AMERICA SMALL CAP FUND")
      GT GLOBAL INTERNATIONAL GROWTH FUND                  GT GLOBAL AMERICA GROWTH FUND
             ("INTERNATIONAL FUND")                           ("AMERICA GROWTH FUND")
       GT GLOBAL NEW PACIFIC GROWTH FUND                    GT GLOBAL AMERICA VALUE FUND
              ("NEW PACIFIC FUND")                             ("AMERICA VALUE FUND")
          GT GLOBAL EUROPE GROWTH FUND                      GT GLOBAL JAPAN GROWTH FUND
                ("EUROPE FUND")                                    ("JAPAN FUND")



Collectively the above-named Funds are known as the GT Global Equity Funds. Each GT Global Equity Fund (individually, a "Fund," collectively, the "Funds"), except America Small Cap Fund and America Value Fund, seeks its investment objective of long-term growth of capital by investing in the securities of issuers domiciled in the Fund's Primary Investment Area. THE AMERICA SMALL CAP FUND AND THE AMERICA VALUE FUND SEEK LONG-TERM CAPITAL APPRECIATION BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN THE SMALL CAP GROWTH PORTFOLIO AND THE VALUE PORTFOLIO, RESPECTIVELY (INDIVIDUALLY, THE "AMERICA SMALL CAP PORTFOLIO" AND "AMERICA VALUE PORTFOLIO," OR THE "PORTFOLIO," AND, COLLECTIVELY, THE "PORTFOLIOS"), WHICH IN TURN, INVEST IN SECURITIES OF ISSUERS DOMICILED IN THEIR RESPECTIVE PRIMARY INVESTMENT AREAS. EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND PRIMARY INVESTMENT AREA IS IDENTICAL TO THAT OF ITS CORRESPONDING FUND. AS THIS STRUCTURE IS DIFFERENT FROM MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS, INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. For additional information on the Funds and the Portfolios and a description of each Primary Investment Area, see "Investment Objectives and Policies; Risk Factors," and "Management."



There can be no assurance that any Fund or Portfolio will achieve its investment objective.



FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



Each Fund is organized as a "diversified" series of G.T. Global Growth Series (the "Company"). The Portfolios are organized as subtrusts of Growth Portfolio. Both the Funds and the Portfolios are managed and/or administered by LGT Asset Management, Inc. ("LGT Asset Management"), formerly G.T. Capital Management, Inc. LGT Asset Management and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated April 29, 1996, has been filed with the Securities and Exchange Commission and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco 94111, or by calling (800) 824-1580.



FOR FURTHER INFORMATION, CONTACT (800) 824-1580 OR YOUR FINANCIAL ADVISOR.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL EQUITY FUNDS


                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          9
Investment Objectives and Policies; Risk Factors..........................................         23
How To Invest.............................................................................         31
How to Make Exchanges.....................................................................         32
How to Redeem Shares......................................................................         33
Shareholder Account Manual................................................................         35
Calculation of Net Asset Value............................................................         36
Dividends, Other Distributions and Federal Income Taxation................................         37
Management................................................................................         38
Other Information.........................................................................         43


                               Prospectus Page 2

                             GT GLOBAL EQUITY FUNDS


                               PROSPECTUS SUMMARY
------------------------------------------------------------


        GT GLOBAL WORLDWIDE GROWTH FUND               GT GLOBAL AMERICA SMALL CAP GROWTH FUND
      GT GLOBAL INTERNATIONAL GROWTH FUND                  GT GLOBAL AMERICA GROWTH FUND
       GT GLOBAL NEW PACIFIC GROWTH FUND                    GT GLOBAL AMERICA VALUE FUND
          GT GLOBAL EUROPE GROWTH FUND                      GT GLOBAL JAPAN GROWTH FUND


The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


Investment Objectives:         The Worldwide Fund, International Fund, Pacific Fund, Europe Fund,
                               Japan  Fund  and  America  Growth Fund  seek  long-term  growth of capital; the America Small  Cap Fund and  America Value Fund  seek long-term capital appreciation

Principal Investments:         Each Fund invests primarily in equity securities of issuers within its Primary Investment Area

                               America Small Cap Fund invests all of its investable assets in the
                               America  Small Cap Portfolio, that,  in turn, invests primarily in the  equity  securities  of  small  capitalization  ("small  cap")
                               companies domiciled in the United States

                               America  Value Fund  invests all of  its investable  assets in the
                               America Value Portfolio, that, in turn, invests primarily in those equity securities of medium to large cap issuers domiciled in  the
                               United  States that LGT Asset  Management believes are undervalued
                               and  therefore   offer   above-average   potential   for   capital
                               appreciation

Investment Manager:            LGT  Asset  Management,  part  of  Liechtenstein  Global  Trust, a provider of global asset  management and private banking  products and  services to individual  and institutional investors entrusted with approximately $45 billion in total assets

                               Advisor Class shares  are offered through  this Prospectus to  (a)
Advisor Class Shares:          trustees  or  other  fiduciaries  purchasing  shares  for employee benefit plans which are sponsored  by organizations which have  at least  1,000 employees;  (b) any account  with assets  of at least
                               $25,000 if  (i) a  financial planner,  trust company,  bank  trust
                               department   or  registered  investment   adviser  has  investment
                               discretion over such  account, and  (ii) the  account holder  pays such  person as compensation for its  advice and other services an annual fee of at least .50% on the assets in the account; (c)  any account  with assets  of at least  $25,000 if (i)  such account is established under  a  "wrap fee"  program,  and (ii)  the  account holder  pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one  of the  companies comprising or  affiliated with Liechtenstein Global
                               Trust; and (e) any of the companies comprising or affiliated  with
                               Liechtenstein Global Trust

Exchange Privileges:           Advisor Class shares of one Fund may only be exchanged for Advisor
                               Class  shares of other GT Global  Mutual Funds, which are open-end management investment companies advised and/or administered by LGT
                               Asset Management and registered  with the Securities and  Exchange
                               Commission


                               Prospectus Page 3

                             GT GLOBAL EQUITY FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Dividends and Other
  Distributions:               Dividends  paid annually from available  net investment income and realized net short-term  capital gains;  other distributions  paid annually from realized net capital gain and net gains from foreign currency transactions, if any

Reinvestment:                  Distributions  may  be reinvested  automatically in  Advisor Class shares of  the distributing  Fund or  in Advisor  Class shares  of other GT Global Funds

Net Asset Value:               Advisor  Class shares of GT Global Equity Funds are expected to be quoted daily in the financial section of most newspapers


                            ------------------------


INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management is the investment manager and administrator for the Portfolios and for the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund, and is also the administrator for the America Small Cap Fund and the America Value Fund. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. As of
            , 1996, assets entrusted to Liechtenstein Global Trust totaled approximately $ billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund seek long-term growth of capital. The America Small Cap Fund and America Value Fund seek long-term capital appreciation. Each Fund is hereinafter referred to individually as a "Fund" and collectively as "Funds." Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a registered open-end management investment company.



The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund seek their investment objective by investing, under normal circumstances, at least 65% of their total assets in the equity securities of issuers domiciled in that Fund's Primary Investment Area. The Primary Investment Area of each Fund corresponds to that Fund's name. Under normal conditions, 20% to 60% of the Worldwide Growth Fund's assets are invested in equity securities of U.S. issuers. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund, and America Growth Fund may invest up to 35% of their total assets in the equity securities of issuers domiciled outside of their Primary Investment Area. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may invest up to 35% of their assets in convertible bonds and investment grade debt securities.



The America Growth Fund currently expects to invest a majority of its assets in the securities of mid-and small-size companies. In selecting securities for inclusion in the America Growth Fund's portfolio, LGT Asset Management normally initially focuses on companies with total equity market capitalizations of $2 billion or less. The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the America Small Cap Portfolio, that, in turn, invests, under normal circumstances, at least 65% of its total assets in equity securities of small cap companies domiciled in the United States. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase of their securities by the Portfolio, have market capitalizations of up to $500 million. The remainder of the America Small Cap Portfolio's assets may be invested in common stocks, convertible preferred stocks,


                               Prospectus Page 4

                             GT GLOBAL EQUITY FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

convertible debt securities and warrants of companies that are larger than small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. Investments in securities of small cap companies may be more vulnerable than securities of larger companies to adverse business or economic developments. Securities of small cap companies may also be less liquid and their prices more volatile than those of larger companies.



The America Value Fund seeks its investment objective by investing all of its investable assets in the America Value Portfolio, that, in turn, invests, under normal circumstances, at least 65% of its total assets in equity securities of medium to large cap issuers domiciled in the United States that LGT Asset Management believes to be undervalued in relation to long-term earning power or other factors. For purposes of the foregoing, "medium to large cap" issuers are issuers with a market capitalizations greater than $500 million at the time of purchase by the America Value Portfolio. The remainder of the America Value Portfolio may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies that are smaller than the issuers defined above, non-convertible preferred stocks, non-convertible debt securities, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. The America Small Cap Portfolio and America Value Portfolio are hereinafter referred to individually as a "Portfolio," or together, as the "Portfolios."



Equity securities in which the Funds or Portfolios may invest include common stocks, preferred stocks and warrants to acquire such securities. In selecting securities, LGT Asset Management attempts to identify those countries (where multiple markets are permitted) and industries (in each case) where economic and political factors, including currency movements, are likely to produce above-average growth, and then seeks those companies within the countries and industries so identified that are best positioned and managed to take advantage of such factors. See "Investment Objectives and Policies; Risk Factors."



INVESTMENT TECHNIQUES AND RISK FACTORS.


The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. For temporary defensive purposes, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may hold U.S. or foreign currency and/or may invest any portion of its assets in debt securities or high quality money market instruments of U.S. or foreign issuers. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may also hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares, or to meet their ordinary daily cash needs. See "Investment Objectives and Policies; Risk Factors."



Each Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. For temporary defensive purposes, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in domestic debt securities or high quality money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares or to meet their ordinary daily cash needs. See "Investment Objectives and Policies; Risk Factors."



There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Changes in foreign currency exchange rates also may affect a


                               Prospectus Page 5

                             GT GLOBAL EQUITY FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------
Fund's net asset value, earnings and gains and losses realized on sales of securities.


Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Certain foreign countries may impose withholding taxes on income earned and/or gains realized by a Fund in connection with investments in such countries. The Worldwide Fund's, International Fund's, Pacific Fund's, Europe Fund's, America Growth Fund's and Japan Fund's participation in the currency, options and futures markets involves certain risks and transaction costs. Each Portfolio's participation in the options and futures markets involves certain risks and transaction costs. See "Investment Objectives and Policies; Risk Factors."



PURCHASES AND REDEMPTIONS.


Advisor Class shares of each Fund's common stock are available through Financial Advisors who have entered into agreements with the Fund's distributor, GT Global, Inc. ("GT Global") and certain of its affiliates. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed through the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."



                               Prospectus Page 6

                             GT GLOBAL EQUITY FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of each Fund are reflected in the following tables*:


                                                             GT GLOBAL                            GT GLOBAL
                                GT GLOBAL     GT GLOBAL         NEW       GT GLOBAL   GT GLOBAL    AMERICA    GT GLOBAL   GT GLOBAL
                                WORLDWIDE   INTERNATIONAL     PACIFIC      EUROPE       JAPAN     SMALL CAP    AMERICA     AMERICA
                                 GROWTH        GROWTH         GROWTH       GROWTH      GROWTH      GROWTH      GROWTH       VALUE
                                  FUND          FUND           FUND         FUND        FUND        FUND        FUND        FUND
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
                                 ADVISOR       ADVISOR        ADVISOR      ADVISOR     ADVISOR     ADVISOR     ADVISOR     ADVISOR
                                  CLASS         CLASS          CLASS        CLASS       CLASS       CLASS       CLASS       CLASS
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None          None           None         None        None        None        None        None
  Sales charges on reinvested
   distributions..............    None          None           None         None        None        None        None        None
  Deferred sales charges......    None          None           None         None        None        None        None        None
  Redemption charges..........    None          None           None         None        None        None        None        None
  Exchange fees:
    -- On first four exchanges
       each year..............    None          None           None         None        None        None        None        None
    -- On each additional
       exchange...............   $7.50         $7.50          $7.50        $7.50       $7.50       $7.50       $7.50       $7.50

ANNUAL FUND OPERATING EXPENSES
 (AS A % OF AVERAGE NET
 ASSETS):
  Investment management and
   administration fees........     .98%          .97%           .97%         .96%        .98%        .73%        .73%        .73%
  12b-1 service and
   distribution costs.........    None          None           None         None        None        None        None        None
  Other expenses..............    0.57%         0.47%          0.58%        0.57%       0.77%       0.92%       0.51%       0.92%
                                ---------      -----          -----       ---------   ---------   ---------   ---------   ---------
  Total Fund Operating
   Expenses...................    1.55%         1.44%          1.55%        1.53%       1.75%       1.65%       1.24%       1.65%
                                ---------      -----          -----       ---------   ---------   ---------   ---------   ---------
                                ---------      -----          -----       ---------   ---------   ---------   ---------   ---------


                               Prospectus Page 7

                             GT GLOBAL EQUITY FUNDS


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return*:


                                                                                     1 YEAR     3 YEARS     5 YEARS   10 YEARS
                                                                                   ----------  ----------  ---------  ---------
  GT Global Worldwide Growth Fund
      Advisor Class shares.......................................................        $16         $48      N/A        N/A
  GT Global International Growth Fund
      Advisor Class shares.......................................................         14          45      N/A        N/A
  GT Global New Pacific Growth Fund
      Advisor Class shares.......................................................         16          48      N/A        N/A
  GT Global Europe Growth Fund
      Advisor Class shares.......................................................         15          48      N/A        N/A
  GT Global Japan Growth Fund
      Advisor Class shares.......................................................         18          54      N/A        N/A
  GT Global America Small Cap Growth Fund
      Advisor Class shares.......................................................         16          52      N/A        N/A
  GT Global America Growth Fund
      Advisor Class shares.......................................................         12          39      N/A        N/A
  GT Global America Value Fund
      Advisor Class shares.......................................................         16          52      N/A        N/A

------------------
* BECAUSE ADVISOR CLASS SHARES WERE NOT OFFERED PRIOR TO JUNE 1, 1995, EXPENSES ARE ESTIMATES AND DO NOT REFLECT ACTUAL ADVISOR CLASS EXPENSES. SUCH DATA ARE DERIVED FROM CLASS A AND CLASS B SHARE EXPENSES FOR A FUND'S FISCAL YEAR ENDED DECEMBER 31, 1995. THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. "Other expenses" include custody, transfer agent, legal, audit and other expenses. The transfer agent fees are calculated on a per account and per transaction basis, rather than on the basis of average net assets. "Other Expenses" may be reduced to the extent that (i) certain broker/dealers executing the Funds' portfolio transactions pay all or a portion of the Funds' custodian expenses, or (ii) fees received in connection with the lending of portfolio securities are used to reduce custodian fees. These arrangements are not anticipated to materially increase the brokerage commissions paid by the Funds. Without such reductions, "Other expenses" for Advisor Class shares of Worldwide Growth Fund, International Growth Fund, Pacific Growth Fund, Europe Growth Fund, Japan Growth Fund, and America Growth Fund are estimated to be 0.60%, 0.52%, 0.63%, 0.65%, 0.89% and 0.51%, respectively. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.


                               Prospectus Page 8

                             GT GLOBAL EQUITY FUNDS


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund for the fiscal year ended December 31, 1995, and the financial statements and notes for the America Small Cap Fund and America Value Fund for the period October 18, 1995 (commencement of operations) to December 31, 1995, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.



                        GT GLOBAL WORLDWIDE GROWTH FUND



                                                         CLASS A+
                           --------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------
                             1995        1994        1993*       1992        1991        1990
                           ---------   ---------   ---------   ---------   ---------   --------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....               $17.47      $14.47      $14.07      $11.83     $13.63
                           ---------   ---------   ---------   ---------   ---------   --------
Net investment income
 (loss)..................                (0.00)       0.04        0.07        0.10       0.11
Net realized and
 unrealized gain (loss)
 on
 investments.............                (1.16)       3.92        0.39        2.29      (1.82)
                           ---------   ---------   ---------   ---------   ---------   --------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...                (1.16)       3.96        0.46        2.39      (1.71)
                           ---------   ---------   ---------   ---------   ---------   --------
Distributions:
  Net investment
   income................                (0.00)      (0.00)      (0.00)      (0.15)     (0.09)
  Net realized gain on
   investments...........                (0.78)      (0.96)      (0.06)      (0.00)     (0.00)
                           ---------   ---------   ---------   ---------   ---------   --------
    Total
     distributions.......                (0.78)      (0.96)      (0.06)      (0.15)     (0.09)
                           ---------   ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period..................               $15.53      $17.47      $14.47      $14.07     $11.83
                           ---------   ---------   ---------   ---------   ---------   --------
                           ---------   ---------   ---------   ---------   ---------   --------
Total investment return
 (c).....................                (6.65)%      27.6%        3.3%       20.3%    (12.5)%
                           ---------   ---------   ---------   ---------   ---------   --------
                           ---------   ---------   ---------   ---------   ---------   --------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............              $182,467    $193,997    $141,310    $126,868    $85,894
Ratio of net investment
 income (loss) to average
 net assets..............                (0.01)%       0.9%        0.5%        0.8%       0.7%
Ratio of expenses to
 average net assets:
  With expense
   reduction.............                 1.81%        1.9%        2.1%        2.0%       2.1%
  Without expense
   reductions............                 1.84%         --%(d)      --%(d)      --%(d)     --%(d)
Portfolio turnover
 rate++++................                   86%         92%         95%        122%       107%

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++     Commencing April 1, 1993, the Fund began offering Class B shares.
+++    On June 1, 1995, the Fund began offering Advisor Class shares.
++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Calculated based upon weighted average shares outstanding during the period.
(a)    Not annualized.
(b)    Annualized.
(c)    Total investment return does not include sales charges.
(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 9

                             GT GLOBAL EQUITY FUNDS

                                        CLASS A+                              CLASS B++                ADVISOR CLASS+++
                           -----------------------------------   -----------------------------------   ----------------
                                                 JUNE 9, 1987
                                                 (COMMENCEMENT
                                                      OF
                           YEAR ENDED DECEMBER    OPERATIONS)    YEAR ENDED DECEMBER   APRIL 1, 1993     JUNE 1, 1995
                                   31,              THROUGH              31,                TO                TO
                           -------------------   DECEMBER 31,    -------------------   DECEMBER 31,      DECEMBER 31,
                             1989       1988         1987          1995       1994         1993*             1995
                           --------   --------   -------------   --------   --------   -------------   ----------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....  $10.18      $8.84        $10.00                  $17.39        $15.67                $
                           --------   --------   -------------   --------   --------   -------------     --------
Net investment income
 (loss)..................   (0.01)      0.02         (0.05)                  (0.11)        (0.04)
Net realized and
 unrealized gain (loss)
 on investments..........    3.82       1.42         (1.11)                  (1.16)         2.72
                           --------   --------   -------------   --------   --------   -------------     --------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...    3.81       1.44         (1.16)                  (1.27)         2.68
                           --------   --------   -------------   --------   --------   -------------     --------
Distributions:
  Net investment
   income................   (0.00)     (0.00)        (0.00)                  (0.00)        (0.00)
  Net realized gain on
   investments...........   (0.36)     (0.10)        (0.00)                  (0.78)        (0.96)
                           --------   --------   -------------   --------   --------   -------------     --------
    Total
     distributions.......   (0.36)     (0.10)        (0.00)                  (0.78)        (0.96)
                           --------   --------   -------------   --------   --------   -------------     --------
Net asset value, end of
 period..................  $13.63     $10.18         $8.84                  $15.34        $17.39
                           --------   --------   -------------   --------   --------   -------------     --------
                           --------   --------   -------------   --------   --------   -------------     --------
Total investment return
 (c).....................    37.6%      16.3%       (11.60)%(a)              (7.32)%        17.3%(a)             %
                           --------   --------   -------------   --------   --------   -------------     --------
                           --------   --------   -------------   --------   --------   -------------     --------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $38,263    $11,673       $6,570                  $52,567      $20,592                $
Ratio of net investment
 income (loss) to average
 net assets..............    (0.1)%      0.2%         (1.4)%(b)              (0.66)%        (0.4)%(b)            %
Ratio of expenses to
 average net assets
 before expense
 reductions..............                                                     2.49%                              %
Ratio of expenses to
 average net assets:
  With expense
   reduction.............     2.0%       2.0%          2.8%(b)                2.46%          2.5%(b)             %
  Without expense
   reduction.............      --%(d)     --%(d)        --%(d)         %      2.49%(d)        --%(d)             %
Portfolio turnover
 rate++++................      91%       181%          271%                     86%           92%                %


--------------
+     All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++    Commencing April 1, 1993, the Fund began offering Class B shares.


+++   On June 1, 1995, the Fund began offering Advisor Class shares.



++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Calculated based upon weighted average shares outstanding during the period.

(a)   Not annualized.

(b)   Annualized.

(c)   Total investment return does not include sales charges.


(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 10

                             GT GLOBAL EQUITY FUNDS


                      GT GLOBAL INTERNATIONAL GROWTH FUND


                                                                            CLASS A+
                                           ---------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------------------
                                              1995         1994        1993*         1992         1991         1990
                                           ----------   ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period.....                   $11.02        $8.21        $8.74        $7.82        $9.25
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss).............                    (0.04)        0.03         0.11         0.14         0.10
Net realized and unrealized gain (loss)
 on
 investments.............................                    (0.82)        2.78        (0.62)        0.89        (1.42)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset
 value resulting from investment
 operations..............................                    (0.86)        2.81        (0.51)        1.03        (1.32)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income..................                    (0.04)       (0.00)       (0.02)       (0.11)       (0.11)
  Net realized gain on investments and
   foreign
   currency..............................                    (0.95)       (0.00)       (0.00)       (0.00)       (0.00)
                                           ----------   ----------   ----------   ----------   ----------   ----------
      Total distributions................                    (0.99)       (0.00)       (0.02)       (0.11)       (0.11)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period...........                    $9.17       $11.02        $8.21        $8.74        $7.82
                                           ----------   ----------   ----------   ----------   ----------   ----------
                                           ----------   ----------   ----------   ----------   ----------   ----------
Total investment return***...............                    (7.78)%       34.2%        (5.8)%       13.2%       (14.3)%
                                           ----------   ----------   ----------   ----------   ----------   ----------
                                           ----------   ----------   ----------   ----------   ----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's).....               $  430,701   $  523,397   $  421,693   $  463,851   $  343,949
Ratio of net investment income (loss) to
 average net assets......................                    (0.04)%        0.3%         1.2%         1.5%         1.4%
Ratio of expenses to average net assets:
  With expense reduction.................                     1.70%         1.8%         1.9%         1.9%         1.9%
  Without expense reduction..............          %          1.75%()         --%(c)         --%(c)         --%(c)         --%(c)
Portfolio turnover rate+++...............                       96%          90%          89%          83%          58%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  On June 1, 1995, the Fund began offering Advisor Class shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


*   Calculated based upon weighted average shares outstanding during the year.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

*** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 11

                             GT GLOBAL EQUITY FUNDS

                                             CLASS A+                                     CLASS B+                  ADVISOR CLASS++
                          ----------------------------------------------   --------------------------------------   ---------------
                                                                            YEAR ENDED DECEMBER    APRIL 1, 1993     JUNE 1, 1995
                                     YEAR ENDED DECEMBER 31,                        31,                  TO               TO
                          ----------------------------------------------   ---------------------    DECEMBER 31,     DECEMBER 31,
                            1989**      1988**      1987**      1986**       1995        1994          1993*             1995
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period....       $6.77       $5.71       $6.13       $4.16                  $10.98       $8.74                 $
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
Net investment income
 (loss).................        0.01       (0.01)      (0.01)      (0.05)                  (0.10)      (0.01)
Net realized and
 unrealized gain (loss)
 on investments.........        2.60        1.12        0.35        2.22                   (0.82)       2.25
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
Net increase (decrease)
 in net asset value
 resulting from
 investment
 operations.............        2.61        1.11        0.34        2.17                   (0.92)       2.24
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
Distributions:
  Net investment
   income...............       (0.00)      (0.00)      (0.00)      (0.00)                  (0.04)      (0.00)
  Net realized gain on
   investments and
   foreign currency.....       (0.13)      (0.05)      (0.76)      (0.20)                  (0.95)      (0.00)
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
      Total
       distributions....       (0.13)      (0.05)      (0.76)      (0.20)                  (0.99)      (0.00)
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
Net asset value, end of
 period.................       $9.25       $6.77       $5.71       $6.13                   $9.07      $10.98
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
Total investment
 return***..............        38.6%       19.4%        6.2%       53.7%                  (8.36)%      25.6%(a)              %
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------
                          ----------   ---------   ---------   ---------   ---------   ---------   --------------   ---------------

Ratios and supplemental
 data:
Net assets, end of
 period (in 000's)......  $  136,975   $  29,792   $  17,178   $  12,052               $  71,794     $30,745           $
Ratio of net investment
 income (loss) to
 average net assets.....         0.1%       (0.2)%      (0.3)%      (0.9)%                 (0.69)%      (0.4)%(b)             %
Ratio of expenses to
 average net assets:
  With expense
   reduction............         1.9%        2.1%        1.9%        1.9%                   2.35%        2.4%(b)              %
  Without expense
   reduction............          --%(c)        --%(c)        --%(c)        --%(c)        %      2.40%(c)        --%(c)           %
Portfolio turnover
 rate+++................          82%        115%        198%        122%                     96%         90%                 %


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  On June 1, 1995, the Fund began offering Advisor Class shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


*   Calculated based upon weighted average shares outstanding during the year.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

*** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 12

                             GT GLOBAL EQUITY FUNDS


                       GT GLOBAL NEW PACIFIC GROWTH FUND


                                                                            CLASS A+
                                           ---------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------------------
                                              1995         1994         1993         1992         1991         1990
                                           ----------   ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period.....                   $15.86       $10.31       $11.30       $10.57       $12.61
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss).............                     0.02        (0.03)        0.07         0.11         0.13
Net realized and unrealized gain (loss)
 on
 investments.............................                    (3.15)        6.23        (0.97)        1.25        (1.51)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset
 value resulting from investment
 operations..............................                    (3.13)        6.20        (0.90)        1.36        (1.38)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income..................                    (0.01)       (0.00)       (0.06)       (0.08)       (0.12)
  Net realized gain on investments and
   foreign
   currency..............................                    (0.55)       (0.65)       (0.03)       (0.55)       (0.54)
  In excess of net realized gain on
   investments...........................                    (0.07)
                                           ----------   ----------   ----------   ----------   ----------   ----------
    Total distributions..................                    (0.63)       (0.65)       (0.09)       (0.63)       (0.66)
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period...........                   $12.10       $15.86       $10.31       $11.30       $10.57
                                           ----------   ----------   ----------   ----------   ----------   ----------
                                           ----------   ----------   ----------   ----------   ----------   ----------
Total investment return**................                   (19.73)%       60.6%        (8.0)%       13.1%       (11.0)%
                                           ----------   ----------   ----------   ----------   ----------   ----------
                                           ----------   ----------   ----------   ----------   ----------   ----------

Ratio and supplemental data:
Net assets, end of period (in 000's).....               $  404,680   $  498,898   $  281,418   $  333,800   $  234,793
Ratio of net investment income (loss) to
 average net assets......................                     0.11%        (0.3)%        0.6%         1.0%         1.1%
Ratio of expenses to average net assets:
  With expense reductions................                       %           1.9%         2.0%         2.0%         2.1%
  With expense reductions................          %            %(c)         %(c)         %(c)         %(c)         %(c)
Portfolio turnover rate+++...............                       87%         117%          72%          85%          75%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  On June 1, 1995, the Fund began offering Advisor Class shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


*   The per share data reflects a 2 for 1 stock split effective August 14, 1989.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 13

                             GT GLOBAL EQUITY FUNDS

                                                       CLASS A+                                       CLASS B+
                                   ------------------------------------------------   ----------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,   APRIL 1, 1993
                                               YEAR ENDED DECEMBER 31,                                                TO
                                   ------------------------------------------------   -----------------------    DECEMBER 31,
                                     1989*        1988*       1987*        1986*         1995         1994           1993
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
Per Share Operating Performance:
Net asset value, beginning of
 period..........................       $8.74       $7.25       $14.98        $8.82                    $15.79      $11.27
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
Net investment income (loss).....       (0.01)       0.01        (0.01)       (0.05)                    (0.06)      (0.10)
Net realized and unrealized gain
 (loss) on investments...........        4.21        1.66         0.51         6.22                     (3.15)       5.27
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
Net increase (decrease) in net
 asset value resulting from
 investment operations...........        4.20        1.67         0.50         6.17                     (3.21)       5.17
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
Distributions:
  Net investment income..........       (0.00)      (0.00)       (0.00)       (0.01)                    (0.00)      (0.00)
  Net realized gain on
   investments and foreign
   currency......................       (0.33)      (0.18)       (8.23)       (0.00)                    (0.55)      (0.65)
  In excess of net realized gain
   on investments................                                                                       (0.07)
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
    Total distributions..........       (0.33)      (0.18)       (8.23)       (0.01)                    (0.62)      (0.65)
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
Net asset value, end of period...      $12.61       $8.74        $7.25       $14.98                    $11.96      $15.79
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
Total investment return**........        48.1%       23.2%         5.7%        69.9%                   (20.30)%      46.3%(a)
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------
                                   ----------   ---------   ----------   ----------   ----------   ----------   --------------

Ratio and supplemental data:
Net assets, end of period (in
 000's)..........................  $  170,071   $  56,342   $  642,969   $  648,157                $  120,171     $72,122
Ratio of net investment income
 (loss) to
 average net assets..............        (0.1)%       0.0%        (0.2)%       (0.5)%                   (0.54)%      (0.9)%(b)
Ratio of expenses to average net
 assets:
  With expense reductions........         2.0%        2.2%         1.9%         1.4%                     2.46%        2.5%(b)
  Without expense reductions.....          %(c)        %(c)         %(c)         %(c)         %(c)         %(c)          %(c)
Portfolio turnover rate+++.......          70%        107%         215%         229%                       87%        117%

                                      ADVISOR
                                      CLASS++
                                   --------------

                                    JUNE 1, 1995
                                         TO
                                    DECEMBER 31,
                                        1995
                                   --------------
Per Share Operating Performance:
Net asset value, beginning of
 period..........................          $
                                   --------------
Net investment income (loss).....
Net realized and unrealized gain
 (loss) on investments...........
                                   --------------
Net increase (decrease) in net
 asset value resulting from
 investment operations...........
                                   --------------
Distributions:
  Net investment income..........
  Net realized gain on
   investments and foreign
   currency......................
  In excess of net realized gain
   on investments................
                                   --------------
    Total distributions..........
                                   --------------
Net asset value, end of period...          $
                                   --------------
                                   --------------
Total investment return**........           %
                                   --------------
                                   --------------
Ratio and supplemental data:
Net assets, end of period (in
 000's)..........................    $
Ratio of net investment income
 (loss) to
 average net assets..............           %
Ratio of expenses to average net
 assets:
  With expense reductions........           %
  Without expense reductions.....           %
Portfolio turnover rate+++.......           %


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  On June 1, 1995, the Fund began offering Advisor Class shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


*   The per share data reflects a 2 for 1 stock split effective August 14, 1989.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 14

                             GT GLOBAL EQUITY FUNDS


                          GT GLOBAL EUROPE GROWTH FUND


                                                                           CLASS A+
                                      -----------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                      -----------------------------------------------------------------------------------
                                          1995         1994*        1993*         1992*          1991            1990
                                      ------------   ----------   ----------   -----------   -------------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period.............................                     $10.84        $8.51         $9.59           $9.33         $10.94
                                      ------------   ----------   ----------   -----------   -------------   ------------
Net investment income...............                       0.06         0.05          0.11***          0.21          0.10
Net realized and unrealized gain
 (loss) on investments and foreign
 currency...........................                      (0.69)        2.36         (1.19)           0.19          (1.71)
                                      ------------   ----------   ----------   -----------   -------------   ------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.........................                      (0.63)        2.41         (1.08)           0.40          (1.61)
                                      ------------   ----------   ----------   -----------   -------------   ------------
Distributions:
  Net investment income.............                      (0.05)       (0.06)        (0.00)          (0.14)         (0.00)
  In excess of net investment
   income...........................                      (0.00)       (0.02)        (0.00)          (0.00)         (0.00)
  Net realized gain on
   investments......................
  In excess of net realized gain on
   investments......................                      (0.13)       (0.00)        (0.00)          (0.00)         (0.00)
                                      ------------   ----------   ----------   -----------   -------------   ------------
      Total distributions...........                      (0.18)       (0.08)        (0.00)          (0.14)         (0.00)
                                      ------------   ----------   ----------   -----------   -------------   ------------
Net asset value, end of year........                     $10.03       $10.84         $8.51           $9.59          $9.33
                                      ------------   ----------   ----------   -----------   -------------   ------------
                                      ------------   ----------   ----------   -----------   -------------   ------------
Total investment return****.........                      (5.80)%       28.3%        (11.3)%           4.3%         (14.7)%
                                      ------------   ----------   ----------   -----------   -------------   ------------
                                      ------------   ----------   ----------   -----------   -------------   ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).............................                   $646,313     $854,701      $781,607      $1,211,709     $1,428,677
Ratio of net investment income
 (loss) to average net assets.......                       0.61%         0.6%          1.2%***           1.7%          1.1%
Ratio of expenses to average net
 assets:
  With expense reductions...........                       1.73%         1.9%          2.0%***           1.8%          1.9%
  Without expense reductions........            %          1.81%(c)         --%(c)         %--(c)           %--(c)           --%(c)
Portfolio turnover rate+++..........                         91%          67%          %65             %55             34%


------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  On June 1, 1995, the Fund began offering Advisor Class shares.



+++   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



*     Calculated based upon weighted average shares outstanding during the year.


**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 15

                             GT GLOBAL EQUITY FUNDS

                                                        CLASS A+                                      CLASS B+
                                    ------------------------------------------------   --------------------------------------
                                                                                        YEAR ENDED DECEMBER    APRIL 1, 1993
                                                YEAR ENDED DECEMBER 31,                         31,                  TO
                                    ------------------------------------------------   ---------------------    DECEMBER 31,
                                      1989**      1988**      1987**        1986**       1995        1994*         1993*
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
Per Share Operating Performance:
Net asset value, beginning of
 period...........................       $7.77    $7.76           $9.62    $6.82                      $10.79       $9.02
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
Net investment income (loss)......       (0.02)   (0.07)          (0.00)+++  (0.03)+++                 (0.00)       0.00
Net realized and unrealized gain
 (loss) on investments and foreign
 currency.........................        3.19     0.87            0.57     2.83                       (0.69)       1.85
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
Net increase (decrease) in net
 asset value resulting from
 investment operations............        3.17     0.80            0.57     2.80                       (0.69)       1.85
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
Distributions:
  Net investment income...........       (0.00)   (0.00)          (0.00)   (0.00)                      (0.00)      (0.06)
  In excess of net investment
   income.........................                                                                     (0.00)      (0.02)
  Net realized gain on
   investments....................       (0.00)   (0.79)          (2.43)   (0.00)
  In excess of net realized gain
   on investments.................                                                                     (0.13)      (0.00)
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
      Total distributions.........       (0.00)   (0.79)          (2.43)   (0.00)                      (0.13)      (0.08)
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
Net asset value, end of period....      $10.94    $7.77           $7.76    $9.62                       $9.97      $10.79
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
Total investment return****.......        40.7%    11.1%           %6.6     41.0%                      (6.38)%      20.5%(a)
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------
                                    ----------   --------   -----------   ----------   ---------   ---------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's)...........................  $  382,428   $8,376     $    10,227   $9,809                   $  81,602     $34,048
Ratio of net investment income
 (loss) to average net assets.....        (0.6)%   (1.0)%         (0.00)%+++   (0.4)%+++               (0.04)%      (0.1)%(b)
Ratio of expenses to average net
 assets:
  With expense reductions.........         1.9%     3.6%           %2.0+++    2.0%+++                   2.38%        2.6%(b)
  Without expense reductions......          --%(c)     --%(c)        %(--c)     --%(c)        %         2.46%(c)        --%(c)
Portfolio turnover rate+++........          43%     153%           %193      102%                         91%         67%

                                       ADVISOR
                                       CLASS++
                                    --------------

                                     JUNE 1, 1995
                                          TO
                                     DECEMBER 31,
                                         1995
                                    --------------
Per Share Operating Performance:
Net asset value, beginning of
 period...........................          $
                                    --------------
Net investment income (loss)......
Net realized and unrealized gain
 (loss) on investments and foreign
 currency.........................
                                    --------------
Net increase (decrease) in net
 asset value resulting from
 investment operations............
                                    --------------
Distributions:
  Net investment income...........
  In excess of net investment
   income.........................
  Net realized gain on
   investments....................
  In excess of net realized gain
   on investments.................
                                    --------------
      Total distributions.........
                                    --------------
Net asset value, end of period....          $
                                    --------------
                                    --------------
Total investment return****.......           %
                                    --------------
                                    --------------
Ratios and supplemental data:
Net assets, end of period (in
 000's)...........................    $
Ratio of net investment income
 (loss) to average net assets.....           %
Ratio of expenses to average net
 assets:
  With expense reductions.........           %
  Without expense reductions......           %
Portfolio turnover rate+++........           %


--------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++    On June 1, 1995, the Fund began offering Advisor Class shares.



+++   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



*     Calculated based upon weighted average shares outstanding during the year.


**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 16

                             GT GLOBAL EQUITY FUNDS



                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND



                                   CLASS A                        CLASS B                     ADVISOR CLASS
                         ----------------------------   ----------------------------   ----------------------------
                               OCTOBER 18, 1995               OCTOBER 18, 1995               OCTOBER 18, 1995
                         (COMMENCEMENT OF OPERATIONS)   (COMMENCEMENT OF OPERATIONS)   (COMMENCEMENT OF OPERATIONS)
                          THROUGH DECEMBER 31, 1995      THROUGH DECEMBER 31, 1995      THROUGH DECEMBER 31, 1995
                         ----------------------------   ----------------------------   ----------------------------
Per Share Operating
 Performance:
Net asset value,
 beginning of year.....             $                              $                              $
                                   -------                        -------                        -------
Net investment income
 (loss)................
Net realized and
 unrealized gain (loss)
 on investments........
                                   -------                        -------                        -------
Net increase (decrease)
 in net asset value
 resulting from
 investment
 operations............
                                   -------                        -------                        -------
Distributions:
  Net investment
   income..............
  Net realized gain on
   investments.........
                                   -------                        -------                        -------
    Total
     distributions.....
                                   -------                        -------                        -------
Net asset value, end of
 year..................             $                              $                              $
                                   -------                        -------                        -------
Total investment
 return*(c)............                   %(a)                           %(a)                           %
                                   -------                        -------                        -------
Ratios and supplemental
 data:
Net assets, end of
 period (in 000's).....             $                              $                              $
Ratio of net investment
 income (loss) to
 average net assets....                   %(b)                           %(b)                           %
Ratio of expenses to
 average net assets
  With expense
   reductions..........                   %(b)                           %(b)                           %
  Without expense
   reductions..........                   %                              %                              %
Portfolio turnover
 rate+.................                   %                              %                              %


------------------

+ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(a) Not annualized.



(b) Annualized.



(c) Total investment return does not include sales charges.


                               Prospectus Page 17

                             GT GLOBAL EQUITY FUNDS


                         GT GLOBAL AMERICA GROWTH FUND


                                                                                     CLASS A+
                                                    ---------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------------
                                                       1995        1994(C)         1993         1992        1991        1990
                                                    ----------   ------------   ----------   ----------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of year................                     $17.17       $17.12       $14.13      $11.89      $12.84
                                                    ----------   ------------   ----------   ----------   ---------   ---------
Net investment income (loss)......................                       0.04        (0.21)       (0.11)       0.01       (0.01)
Net realized and unrealized gain (loss) on
 investments......................................                       2.55         1.56         4.54        2.28       (0.94)
                                                    ----------   ------------   ----------   ----------   ---------   ---------
Net increase (decrease) in net asset value
 resulting from investment operations.............                       2.59         1.35         4.43        2.29       (0.95)
                                                    ----------   ------------   ----------   ----------   ---------   ---------
Distributions:
  Net investment income...........................                      (0.02)       (0.00)       (0.00)      (0.01)      (0.00)
  Net realized gain on investments................                      (2.05)       (1.30)       (1.44)      (0.04)      (0.00)
                                                    ----------   ------------   ----------   ----------   ---------   ---------
    Total distributions...........................                      (2.07)       (1.30)       (1.44)      (0.05)      (0.00)
                                                    ----------   ------------   ----------   ----------   ---------   ---------
Net asset value, end of year......................                     $17.69       $17.17       $17.12      $14.13      $11.89
                                                    ----------   ------------   ----------   ----------   ---------   ---------
                                                    ----------   ------------   ----------   ----------   ---------   ---------
Total investment return** (d).....................                      15.69%         8.3%        31.7%       19.3%       (7.4)%
                                                    ----------   ------------   ----------   ----------   ---------   ---------
                                                    ----------   ------------   ----------   ----------   ---------   ---------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............               $    196,937   $  116,468   $  166,712   $  88,041   $  65,413
Ratio of net investment income (loss) to average
 net assets.......................................                       0.17%        (0.7)%       (1.1)%       0.0%       (0.1)%
Ratio of expenses to average net assets:
  With expense reductions.........................                       1.58%         1.6%         1.8%        1.7%        2.0%
  Without expense reductions......................           %           1.58%(e)     -- %(e)     -- %(e)    -- %(e)     -- %(e)
Portfolio turnover rate+++........................                       %102           92%         114%        156%        145%


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  On June 1, 1995, the Fund began offering Advisor Class shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.

(c) The selected per share data were calculated based upon weighted average shares outstanding.

(d) Total investment return does not include sales charge.


(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 18

                             GT GLOBAL EQUITY FUNDS

                                                        CLASS A+                                CLASS B+
                                          ------------------------------------   ---------------------------------------
                                                                 JUNE 9, 1987
                                                                (COMMENCEMENT
                                              YEAR ENDED        OF OPERATIONS)    YEAR ENDED DECEMBER     APRIL 1, 1993
                                             DECEMBER 31,          THROUGH                31,                   TO
                                          -------------------    DECEMBER 31,    ----------------------    DECEMBER 31,
                                            1989       1988          1987          1995      1994(C)          1993*
                                          --------   --------   --------------   --------  ------------   --------------
Per Share Operating Performance:
Net asset value, beginning of year......     $8.76      $8.56      $10.00                        $17.09      $15.90
                                          --------   --------     -------        --------  ------------     -------
Net investment income (loss)............      0.10*     (0.40)      (0.19)                        (0.09)      (0.29)
Net realized and unrealized gain (loss)
 on
 investments............................      4.65       1.35       (1.25)                         2.55        2.78
                                          --------   --------     -------        --------  ------------     -------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................      4.75       0.95       (1.44)                         2.46        2.49
                                          --------   --------     -------        --------  ------------     -------
Distributions:
  Net investment income.................     (0.10)     (0.00)      (0.00)                        (0.00)      (0.00)
  Net realized gain on investments......     (0.57)     (0.75)      (0.00)                        (2.05)      (1.30)
                                          --------   --------     -------        --------  ------------     -------
    Total distributions.................     (0.67)     (0.75)      (0.00)                        (2.05)      (1.30)
                                          --------   --------     -------        --------  ------------     -------
Net asset value, end of year............    $12.84      $8.76       $8.56                        $17.50      $17.09
                                          --------   --------     -------        --------  ------------     -------
                                          --------   --------     -------        --------  ------------     -------
Total investment return** (d)...........      54.8%      11.1%      (14.4)%(a)                    15.06%       16.1%(a)
                                          --------   --------     -------        --------  ------------     -------
                                          --------   --------     -------        --------  ------------     -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  9,930   $  1,548      $1,039                  $     80,060      $1,982
Ratio of net investment income (loss) to
 average
 net assets.............................       1.2%*     (4.7)%      (2.7)%(b)                    (0.48)%      (1.3)%(b)
Ratio of expenses to average net assets:
  With expense reductions...............       1.9%*      5.1%        3.8%(b)                     %2.23         2.2%(b)
  Without expense reductions............        --%(e)       --%(e)        --%(e)       %         %2.23(e)        --%(e)
Portfolio turnover rate+++..............       133%       184%        505%                        % 102          92%

                                          ADVISOR CLASS++
                                          ---------------

                                           JUNE 1, 1995
                                                TO
                                           DECEMBER 31,
                                               1995
                                          ---------------
Per Share Operating Performance:
Net asset value, beginning of year......           $
                                          ---------------
Net investment income (loss)............
Net realized and unrealized gain (loss)
 on
 investments............................
                                          ---------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................
                                          ---------------
Distributions:
  Net investment income.................
  Net realized gain on investments......
                                          ---------------
    Total distributions.................
                                          ---------------
Net asset value, end of year............           $
                                          ---------------
                                          ---------------
Total investment return** (d)...........            %
                                          ---------------
                                          ---------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $
Ratio of net investment income (loss) to
 average
 net assets.............................            %
Ratio of expenses to average net assets:
  With expense reductions...............            %
  Without expense reductions............            %
Portfolio turnover rate+++..............            %


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  On June 1, 1995, the Fund began offering Advisor Class shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(a) Not annualized.

(b) Annualized.

(c) The selected per share data were calculated based upon weighted average shares outstanding.

(d) Total investment return does not include sales charge.


(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 19

                             GT GLOBAL EQUITY FUNDS



                          GT GLOBAL AMERICA VALUE FUND



                                      CLASS A                        CLASS B                     ADVISOR CLASS
                            ----------------------------   ----------------------------
                                  OCTOBER 18, 1995               OCTOBER 18, 1995               OCTOBER 18, 1995
                            (COMMENCEMENT OF OPERATIONS)   (COMMENCEMENT OF OPERATIONS)   (COMMENCEMENT OF OPERATIONS)
                             THROUGH DECEMBER 31, 1995      THROUGH DECEMBER 31, 1995      THROUGH DECEMBER 31, 1995
                            ----------------------------   ----------------------------   ----------------------------
Per Share Operating
 Performance:
Net asset value, beginning
 of year..................             $                              $                              $
                                      -------                        -------                        -------
Net investment income
 (loss)...................
Net realized and
 unrealized gain (loss) on
 investments..............
                                      -------                        -------                        -------
Net increase (decrease) in
 net asset value resulting
 from investment
 operations...............
                                      -------                        -------                        -------
Distributions:
  Net investment income...
  Net realized gain on
   investments............
                                      -------                        -------                        -------
    Total distributions...
                                      -------                        -------                        -------
Net asset value, end of
 year.....................             $                              $                              $
                                      -------                        -------                        -------
Total investment
 return*(c)...............                   %(a)                           %(a)                           %
                                      -------                        -------                        -------
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)...............             $                              $                              $
Ratio of net investment
 income (loss) to average
 net assets...............                   %(b)                           %(b)                           %
Ratio of expenses to
 average net assets
  With expense
   reductions.............                   %(b)                           %(b)                           %
  Without expense
   reductions.............                   %                              %                              %
Portfolio turnover
 rate+....................                   %                              %                              %


------------------


+ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.



(a) Not annualized.



(b) Annualized.



(c) Total investment return does not include sales charges.


                               Prospectus Page 20

                             GT GLOBAL EQUITY FUNDS


                          GT GLOBAL JAPAN GROWTH FUND


                                                                           CLASS A+
                                          --------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------------------
                                            1995        1994        1993         1992*         1991         1990
                                          ---------   ---------   ---------   ------------   ---------   -----------
Per Share Operating Performance:
Net asset value, beginning of period....                 $11.61       $8.70         $11.16      $11.48        $16.39
                                          ---------   ---------   ---------   ------------   ---------   -----------
Net investment income (loss)............                  (0.04)      (0.14)         (0.00)***     (0.09)       (0.05)++
Net realized and unrealized gain (loss)
 on investments.........................                   0.79        3.05          (2.40)      (0.23)        (4.60)
                                          ---------   ---------   ---------   ------------   ---------   -----------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................                   0.75        2.91          (2.40)      (0.32)        (4.65)
                                          ---------   ---------   ---------   ------------   ---------   -----------
Distributions:
  Net realized gain on investments and
   foreign currency.....................                  (0.21)      (0.00)         (0.06)      (0.00)        (0.26)
                                          ---------   ---------   ---------   ------------   ---------   -----------
      Total distributions...............                  (0.21)      (0.00)         (0.06)      (0.00)        (0.26)
                                          ---------   ---------   ---------   ------------   ---------   -----------
Net asset value, end of period..........                 $12.15      $11.61          $8.70      $11.16        $11.48
                                          ---------   ---------   ---------   ------------   ---------   -----------
                                          ---------   ---------   ---------   ------------   ---------   -----------
Total investment return****.............                   6.56%       33.5%         (21.5)%      (2.8)%       (28.7)%
                                          ---------   ---------   ---------   ------------   ---------   -----------
                                          ---------   ---------   ---------   ------------   ---------   -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)....              $  98,066   $  88,487   $     93,865   $  61,519   $    51,693
Ratio of net investment income (loss) to
 average net assets.....................                  (0.32)%      (0.3)%        )(0.0%***      (1.5)%        (1.2)%++
Ratio of expenses to average net assets:
  With expense reductions...............                   1.91%        2.1%         %*2.2**       2.2%         %2.2++
  Without expense reductions............         %         2.03%(c)        --%(c)        %(c--)        --%(c)        %(--c)
Portfolio turnover rate+++..............                     49%        104%         % 115         251%         %138


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++    On June 1, 1995, the Fund began offering Advisor Class shares.



+++   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

++     Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 21

                             GT GLOBAL EQUITY FUNDS

                                                            CLASS A+                               CLASS B+
                                          ---------------------------------------------   ---------------------------
                                                                                            YEAR ENDED DECEMBER 31,
                                                     YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------   ---------------------------
                                            1989       1988**      1987**      1986**         1995           1994
                                          ---------   ---------   ---------   ---------   ------------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....     $10.57      $10.36       $9.88     $6.20                          $11.57
                                          ---------   ---------   ---------   ---------   ------------   ------------
Net investment income (loss)............      (0.19)      (0.20)      (0.15)    (0.14)                          (0.13)
Net realized and unrealized gain (loss)
 on investments.........................       6.57        2.44        4.52      3.91                            0.79
                                          ---------   ---------   ---------   ---------   ------------   ------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................       6.38        2.24        4.37      3.77                           (0.32)
                                          ---------   ---------   ---------   ---------   ------------   ------------
Distributions:
  Net realized gain on investments and
   foreign currency.....................      (0.56)      (2.03)      (3.89)    (0.09)                          (0.21)
                                          ---------   ---------   ---------   ---------   ------------   ------------
      Total distributions...............      (0.56)      (2.03)      (3.89)    (0.09)                          (0.21)
                                          ---------   ---------   ---------   ---------   ------------   ------------
Net asset value, end of period..........     $16.39      $10.57      $10.36     $9.88                          $12.02
                                          ---------   ---------   ---------   ---------   ------------   ------------
                                          ---------   ---------   ---------   ---------   ------------   ------------
Total investment return****.............       60.7%       21.9%       52.1%     61.3%                           5.81%
                                          ---------   ---------   ---------   ---------   ------------   ------------
                                          ---------   ---------   ---------   ---------   ------------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $48,405     $18,591     $10,049    $7,313                         $27,355
Ratio of net investment income (loss) to
 average net assets.....................       (1.6)%      (1.5)%      (2.4)%    (1.6)%                         (0.97)%
Ratio of expenses to average net assets:
  With expense reductions...............        2.1%        2.2%        3.0%      2.2%                           2.56%
  Without expense reductions............         --%(c)        --%(c)        --%(c)      --%(c)           %(c)         2.68%(c)
Portfolio turnover rate+++..............        108%        150%        319%      207%                             49%

                                                             ADVISOR CLASS++
                                                             ----------------

                                           APRIL 1, 1993       JUNE 1, 1995
                                                 TO                 TO
                                            DECEMBER 31,       DECEMBER 31,
                                                1993               1995
                                          ----------------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period....        $9.85                  $
                                              -------           --------
Net investment income (loss)............        (0.18)
Net realized and unrealized gain (loss)
 on investments.........................         1.90
                                              -------           --------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................        (4.65)
                                              -------           --------
Distributions:
  Net realized gain on investments and
   foreign currency.....................        (0.00)
                                              -------           --------
      Total distributions...............        (0.00)
                                              -------           --------
Net asset value, end of period..........       $11.57                  $
                                              -------           --------
                                              -------           --------
Total investment return****.............         17.5%(a)               %
                                              -------           --------
                                              -------           --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....       $3,699                  $
Ratio of net investment income (loss) to
 average net assets.....................         (0.9)%(b)              %
Ratio of expenses to average net assets:
  With expense reductions...............          2.7%(b)               %
  Without expense reductions............           --%(c)               %
Portfolio turnover rate+++..............          104%


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++    On June 1, 1995, the Fund began offering Advisor Class shares.



+++   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

++     Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.

(b)   Annualized.


(c) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 22

                             GT GLOBAL EQUITY FUNDS



                             INVESTMENT OBJECTIVES
                           AND POLICIES; RISK FACTORS


--------------------------------------------------------------------------------


The Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund seek long-term growth of capital. The America Small Cap Fund and America Value Fund seek long-term capital appreciation.



The Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund seek their objective by investing, under normal circumstances, at least 65% of their total assets in equity securities of issuers domiciled in their Primary Investment Area, as described below. The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the America Small Cap Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities of small cap companies domiciled in its Primary Investment Area, as described below. The America Value Fund seeks its investment objective by investing all of its investable assets in the America Value Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities of medium to large cap issuers, domiciled in its Primary Investment Area, as described below, that LGT Asset Management believes to be undervalued in relation to long-term earning power or other factors.



Equity securities in which the Funds or Portfolios may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. There is no assurance that any Fund or Portfolio will achieve its investment objective.



The Funds' Primary Investment Areas include the following countries:



GT GLOBAL NEW PACIFIC GROWTH FUND ("PACIFIC FUND") -- Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand



GT GLOBAL EUROPE GROWTH FUND ("EUROPE FUND") -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom



GT GLOBAL JAPAN GROWTH FUND ("JAPAN FUND") -- Japan


GT GLOBAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL FUND") -- all countries listed for each other Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Mexico, Peru and Venezuela, but not the United States



GT GLOBAL WORLDWIDE GROWTH FUND ("WORLDWIDE FUND") -- same as International Fund, but including the United States



GT GLOBAL AMERICA GROWTH FUND ("AMERICA GROWTH FUND") -- the United States



GT GLOBAL AMERICA SMALL CAP GROWTH FUND ("AMERICA SMALL CAP FUND") -- the United States



GT GLOBAL AMERICA VALUE FUND ("AMERICA VALUE FUND") -- the United States



From time to time, the Company's Board of Trustees may add or delete countries from a Fund's Primary Investment Area. See "Other Policies."



As indicated by these Primary Investment Areas, the WORLDWIDE FUND is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to LGT Asset Management's professional team of investment specialists. The INTERNATIONAL FUND is intended for investors seeking to complement their U.S. equity investments with a professionally managed international portfolio. The PACIFIC FUND and the EUROPE FUND are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets. Finally, the JAPAN FUND, the AMERICA GROWTH FUND, the AMERICA SMALL CAP FUND and the AMERICA VALUE FUND are designed for investors wishing to concentrate their investment in a particular market, or size of market, but still desiring the professional management, liquidity and diversification afforded by a mutual fund.



The Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund may invest up to 35% of their total assets in the equity securities of issuers


                               Prospectus Page 23

                             GT GLOBAL EQUITY FUNDS


domiciled outside of their Primary Investment Area. Such investments may include, e.g.: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and (b) securities of issuers located elsewhere in the world which have operations in the Primary Investment Area or which stand to benefit from political and economic events in the Primary Investment Area. For example, the Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund may invest in a company outside of its Primary Investment Area when LGT Asset Management believes at the time of investment that the value of the company's securities may be enhanced by conditions or developments in that Primary Investment Area even though the company's production facilities are located outside of that Primary Investment Area.



In managing the Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund, LGT Asset Management seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. LGT Asset Management further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. LGT Asset Management intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, the Europe Fund, the International Fund, and the Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which such Funds invest.



Under normal circumstances, the assets of the Worldwide Fund and the International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers. The America Growth Fund currently expects to invest a majority of its assets in the securities of mid- and small-size companies. In selecting securities for inclusion in the America Growth Fund's portfolio, LGT Asset Management normally initially focuses on companies with total equity market capitalization of $2 billion or less.



Up to 35% of total assets in the Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund may be invested in debt securities. These debt obligations include U.S. and foreign government securities and corporate debt securities, including Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of a particular Fund purchasing the securities. The Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by LGT Asset Management to be of equivalent quality. Moody's considers securities rated in the lowest category of investment grade, i.e., securities rated Baa, to have speculative characteristics. See the Statement of Additional Information for a full description of Moody's and S&P ratings.



The Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund may use instruments (including forward currency contracts), and the America Small Cap Fund, the America Value Fund and the Portfolios also may use instruments, often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."



The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of small cap companies domiciled in the Primary Investment Area of the America Small Cap Fund, the United States. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase of their securities by the America Small Cap Portfolio, have market capitalizations of up to $500 million. Market capitalization means the total market value of a company's outstanding common stock. There is no


                               Prospectus Page 24

                             GT GLOBAL EQUITY FUNDS


necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size. The remainder of the America Small Cap Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are not small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, U.S. government securities and high quality money market instruments such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.



The America Value Fund seeks its investment objective by investing all of its investable assets in the America Value Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of medium to large cap issuers domiciled in the Fund's Primary Investment Area, the United States, that LGT Asset Management believes to be undervalued in relation to long-term earning power or other factors. For purposes of the foregoing, "medium to large cap" issuers are issuers with a market capitalization greater than $500 million at the time of purchase by the America Value Portfolio. The remainder of the America Value Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than the issuers defined above, non-convertible preferred stocks, non-convertible debt securities, U.S. government securities and high quality money market instruments such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.



In selecting issuers for the America Value Portfolio, LGT Asset Management attempts to identify securities of issuers whose prospects and growth potential, in LGT Asset Management's opinion, are currently undervalued by investors. In LGT Asset Management's view, an issuer may show favorable prospects as a result of many factors, including, but not limited to, changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. LGT Asset Management will attempt to identify those undervalued issuers with the potential for attractive returns.



For purposes of the Portfolios, an issuer is considered domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia, and either (i) at least 50% of the value of its assets is located in the United States, or (ii) it normally derives at least 50% of its income from operations or sales in the United States.



The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations, as defined above.



OTHER POLICIES. Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's Primary Investment Area. In the past, new markets such as Indonesia, South Korea, and Taiwan have been added in the Primary Investment Area of the Pacific Fund and Greece, Ireland, Portugal and Turkey have been added in the Primary Investment Area of the Europe Fund. On the other hand, Japan has been eliminated from the Primary Investment Area of the Pacific Fund.



With respect to certain countries, currently including Taiwan, investments by a Fund may only be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Each Fund or Portfolio may invest up to 10% of its assets in other investment companies. As a shareholder in an investment company, a Fund or Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund or Portfolio would continue to pay its own management fees and other expenses.



Each Fund or Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent


                               Prospectus Page 25

                             GT GLOBAL EQUITY FUNDS


with each Fund's investment objective, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Fund or Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in debt securities or high quality money market instruments issued by corporations, or the U.S. or a foreign government. In addition, for temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of a Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund or Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Fund or Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Money market instruments in which the Funds or Portfolios may invest include, but are not limited to, the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P at the time of investment or, if unrated, deemed by LGT Asset Management to be of comparable quality.



From time to time, it may be advantageous for each Fund or Portfolio to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, each Fund or Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. Each Fund or Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no Fund or Portfolio will borrow for leveraging purposes, nor will any Fund or Portfolio purchase securities while borrowings are outstanding. See "Investment Objectives and Policies" in the Statement of Additional Information.



The Funds or Portfolios may lend their portfolio securities, for the purpose of realizing additional income, to broker/dealers or to other institutional investors. At all times a loan is outstanding, the borrower must maintain with the Funds' or Portfolios' custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund or Portfolio will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Fund or Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



The Funds or Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds or Portfolios will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund or Portfolio. If the Fund or Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or Portfolio may incur a loss.



The Pacific Fund, Europe Fund, Japan Fund, International Fund, America Growth Fund and Worldwide Fund also may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These


                               Prospectus Page 26

                             GT GLOBAL EQUITY FUNDS

securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies" in the Statement of Additional Information.


Each Fund or Portfolio may invest up to 15% of its net assets in illiquid securities.



RISK FACTORS. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities and its net currency exposure, or fluctuations in the market value of the securities of its corresponding Portfolio.



As of December 31, 1995, companies outside the U.S. comprised approximately   %
of the world's stock market capitalization, according to Morgan Stanley Capital International. Moreover, from time to time, the equity securities of issuers located outside the U.S. have outperformed substantially those of U.S. issuers. Accordingly, LGT Asset Management believes that the Funds' policies (except those of the America Growth Fund, the America Small Cap Fund and the America Value Fund) of investing in equity securities of issuers outside the U.S. may enable them to produce returns greater than those produced by funds investing solely in the securities of domestic issuers.



Foreign investing entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. A Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing.


With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect the Funds' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


LGT Asset Management allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



Since the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since such Funds may hold foreign currencies, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of shares of the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, Japan Fund and America Growth Fund and also may affect the value of dividends and interest earned by such Funds and gains and losses they realize. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance


                               Prospectus Page 27

                             GT GLOBAL EQUITY FUNDS

of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


SMALL CAP COMPANIES. Small cap companies may be more vulnerable than larger companies to adverse business, economic, or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded; the America Growth Fund and the America Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the America Growth Fund and the America Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.



SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, converting of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.



Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. In addition, settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. Also, most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and the Worldwide Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E., reduce the overall level of investment risk normally associated with such Fund. In addition, each Portfolio may use options on securities, options on indices, futures contracts, and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E., reduce the overall level of investment risk normally associated with the Portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund or Portfolio may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that these hedging efforts will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may enter into forward currency contracts either with respect to specific transactions or with respect to such Fund's portfolio positions.


                               Prospectus Page 28

                             GT GLOBAL EQUITY FUNDS


For example, when the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund anticipate making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of such Fund's portfolio securities denominated in a foreign currency. The Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, each Fund or Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or Portfolio or that LGT Asset Management intends to include in the Fund's or Portfolio's portfolio. The Funds or Portfolios also may buy and sell put and call options on stock indexes. Such stock index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.



Further, the Funds or Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's or Portfolio's portfolio. The Funds or Portfolios also may buy stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



In addition, each Fund or Portfolio may purchase and sell put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.



These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which a Fund or Portfolio may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.



Although a Fund or Portfolio might not employ any of the foregoing strategies, the use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds or Portfolios invest;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and
(6) the possible need to defer closing out certain options, futures contracts and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Taxes" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for a Fund or Portfolio, the Fund or Portfolio would be in a better position if it had not hedged at all. The Pacific Fund, the Europe Fund, the Japan Fund, the International Fund, the America Growth Fund and


                               Prospectus Page 29

                             GT GLOBAL EQUITY FUNDS


the Worldwide Fund may also conduct their foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.



OTHER INFORMATION. Each Fund's investment objective of long-term capital growth or long-term capital appreciation may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the Investment Company Act of 1940 ("1940 Act") and as used in this Prospectus, a "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information.



Unless specifically noted, the Funds' and the Portfolios' investment policies described in this Prospectus and in the Statement of Additional Information, including each Fund's policy of normally investing at least 65% of its assets in the equity securities of issuers domiciled in its Primary Investment Area, or policies with respect to investment in its market sector's securities and the percentage limitations with respect to such investments, are not fundamental policies and may be changed by vote of the Company's or the Portfolio's Board of Trustees, as applicable, without shareholder approval, provided that any such policies as so amended do not conflict with the Fund's or the Portfolio's fundamental investment limitations. Each Fund's or Portfolio's policies regarding lending and the percentage of that Portfolio's assets that may be committed to borrowing and diversification of investments are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.



OTHER INFORMATION REGARDING THE PORTFOLIOS. The America Small Cap Fund and America Value Fund may each withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment adviser to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.



The approval of the America Small Cap Fund and America Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective. If the objective of that Portfolio changes and the shareholders of the corresponding Fund do not approve a parallel change in such Fund's investment objective, that Fund would seek an alternative investment vehicle or directly retain its own investment adviser.



As previously described, investors should be aware that the America Small Cap Fund and America Value Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the America Small Cap Portfolio and America Value Portfolio, respectively, each of which is a separate investment company, as previously described. Since the America Small Cap Fund and America Value Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



In addition to selling its interest to its corresponding Fund, the America Small Cap Portfolio and America Value Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the America Small Cap Fund and America Value Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the America Small Cap Fund and America Value Fund are the only institutional investors in their


                               Prospectus Page 30

                             GT GLOBAL EQUITY FUNDS


corresponding Portfolios. However, the America Small Cap Portfolio and America Value Portfolio expect to offer beneficial interests to other institutional investors in the future. Although interests in the Portfolios are not currently available, either directly or indirectly, to individual investors through other funds, information regarding any such funds will be available from GT Global at the appropriate toll-free telephone number provided in the Shareholder Account Manual.



Investors in the America Small Cap Fund and America Value Fund should be aware that such Fund's investment in its corresponding Portfolio may be materially affected by the actions of large investors in such Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require such Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by that Portfolio. Should such a distribution occur, the America Small Cap Fund and America Value Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the America Small Cap Fund and America Value Fund and could affect adversely the liquidity of such Funds.



See "Management" for a description of the investment management fee and other expenses associated with the investment of the America Small Cap Fund and America Value Fund in their corresponding Portfolios. This Prospectus and the Statement of Additional Information dated April 29, 1996, contain more detailed information about this organizational structure of the America Small Cap Fund and America Value Fund and their corresponding Portfolios, including information related to: (i) the investment objective, policies and restrictions of such Funds and their Portfolios; (ii) the Board of Trustees and officers of the Company, the Trustees and officers of the Portfolios, the administrator of such Funds and the investment manager and administrator of the Portfolios; (iii) portfolio transactions and brokerage commissions; (iv) such Funds' shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate yield and total return; and (vi) the determination of the value of the shares of such Funds.


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                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be

                               Prospectus Page 31

                             GT GLOBAL EQUITY FUNDS

charged a fee by their brokers or agents if they effect transactions other than through a dealer.

Investors eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund.

Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. See "How to Invest -- Public Offering Price." The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

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                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of any other Fund, and for Advisor Class shares of the other GT Global Mutual Funds (including the other Equity Funds), based on their respective net asset values, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."


Other than the Funds, GT Global Mutual Funds currently include:

      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                               Prospectus Page 32

                             GT GLOBAL EQUITY FUNDS


      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND*
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND
--------------

*   Formerly G.T. Latin America Growth Fund

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures. Exchanges may also be made by mail.


Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.

--------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

                               Prospectus Page 33

                             GT GLOBAL EQUITY FUNDS


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt about what documents are required should contact his or her Financial Advisor.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 34

                             GT GLOBAL EQUITY FUNDS


                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Purchase, exchange and redemption orders may be placed in accordance with this Manual. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.


Each Funds' Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT Global
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138
REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL


Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:


    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.


                               Prospectus Page 35

                             GT GLOBAL EQUITY FUNDS


                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, for the America Small Cap Fund and the America Value Fund, is the value of each such Fund's investment in its corresponding Portfolio), subtracting all the Fund's liabilities and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by a Fund or Portfolio are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund or Portfolio are readily available, those positions will be valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's or Portfolio's Board of Trustees. Securities quoted in foreign currencies will be valued in U.S. dollars based on the prevailing exchange rates on that day.



Certain of the Funds' or Portfolios' securities, from time to time, may be traded primarily on foreign exchanges or over-the-counter ("OTC") dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of a Fund's shares may be affected significantly by such trading on days when shareholders have no access to that Fund.


                               Prospectus Page 36

                             GT GLOBAL EQUITY FUNDS


                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all of its (or, in the case of the America Small Cap Fund or the America Value Fund, the proportionate share of its corresponding Portfolio's) net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its (or, in the case of the America Small Cap Fund or the America Value Fund, the proportionate share of its corresponding Portfolio's), realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fee applicable to those other shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or



/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or


/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS WITHOUT IMPOSITION OF A SALES CHARGE AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.


Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to qualify (in the case of the America Small Cap Fund and the America Value Fund) or continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its (or, in the case of the America Small Cap Fund or the America Value Fund, the proportionate share of its corresponding Portfolio's), investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares

                               Prospectus Page 37

                             GT GLOBAL EQUITY FUNDS

and whether such distributions are paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Equity Fund) generally will have similar tax consequences. In addition, if Fund shares are purchased within 90 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Trustees has overall responsibility for the operation of each Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by each Fund.



The Portfolios' Board of Trustees has overall responsibility for the operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Funds and the Portfolios. A majority of the disinterested members (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Board of Trustees of the Company and of the Portfolios have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising concerning the Funds and their corresponding Portfolios up to and including creating a separate Board of Trustees for the Portfolios.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as the investment manager of the Worldwide Fund, International Fund, Pacific Fund, Europe Fund, America Growth Fund and Japan Fund, and the Portfolios include, but are not limited to, determining the composition of such Fund's and such Portfolio's portfolio and placing orders to buy, sell or hold particular securities. In addition, LGT Asset Management provides the following administrative services to each Fund and each Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' and Portfolios' operation.


                               Prospectus Page 38

                             GT GLOBAL EQUITY FUNDS



The America Small Cap Fund and America Value Fund each pays LGT Asset Management administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to LGT Asset Management. The Portfolios each pay such fees, computed daily and paid monthly, based on the average daily net assets of such Portfolio, directly to LGT Asset Management at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter.



The America Growth Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter.



Each of the other Funds pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds.



LGT Asset Management also serves as each Fund's and each Portfolio's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of GT Global Mutual Funds.



LGT Asset Management provides investment management and/or administration services to GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of               1996, LGT Asset Management and its worldwide asset
management affiliates managed or administered approximately $ billion, of which approximately $ billion consist of GT Global retail funds worldwide. In the
U.S., as of             , 1996, LGT Asset Management managed or administered
approximately $  billion in GT Global Mutual Funds. As of             ,1996,
assets under advice by LGT Bank in Liechtenstein exceeded approximately $
billion. As of             , 1996, total assets entrusted to Liechtenstein
Global Trust totaled approximately $  billion.



In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


                               Prospectus Page 39

                             GT GLOBAL EQUITY FUNDS


The investment professionals primarily responsible for the portfolio management of each Fund are as follows:


                                  PACIFIC FUND



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Lawrence Yip             Portfolio Manager      Portfolio Manager for LGT Asset Management, Inc. and LGT Asset
 Hong Kong                since 1993             Management Ltd. (Asia)
Charles Wall             Portfolio Manager      Portfolio Manager for LGT Asset Management Ltd. (Australia) and LGT
 Sydney                   since 1995             Asset Management since 1992. Prior thereto Mr. Wall was a Portfolio
                                                 Manager for Baring Securities (Sydney).



                                  EUROPE FUND



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Anna Powell              Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1995             Management since 1995; From 1989 to 1995, Ms. Powell was a Portfolio
                                                 Manager for Robert Fleming & Co. Ltd. (London).
Roger Yates              Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1994             Management since 1994. Prior thereto, Mr. Yates was an Investment
                                                 Manager for Morgan Grenfell Asset Management.



                          AMERICA SMALL CAP PORTFOLIO



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                  THE PORTFOLIO                                  LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Kevin L. Wenck           Portfolio manager      Portfolio Manager for LGT Asset Management since 1991. Prior thereto,
 San Francisco            since Portfolio        Mr. Wenck was a Portfolio Manager for Matuschka & Co. (Greenwich, CT).
                          inception



                              AMERICA GROWTH FUND



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Kevin L. Wenck           Portfolio Manager      Portfolio Manager for LGT Asset Management since 1991. Prior thereto,
 San Francisco            since 1991             Mr. Wenck was a Portfolio Manager for Matuschka & Co. (Greenwich, CT).



                            AMERICA VALUE PORTFOLIO



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                  THE PORTFOLIO                                  LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Soraya M. Betterton      Portfolio manager      Portfolio Manager for LGT Asset Management
 San Francisco            since Portfolio
                          inception


                               Prospectus Page 40

                             GT GLOBAL EQUITY FUNDS



                               INTERNATIONAL FUND



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
F. Christian Wignall     Portfolio Manager      Chief Investment Officer -- Global Equities for LGT Asset Management.
 San Francisco            since 1987
Michael Lindsell         Portfolio Manager      Chief Investment Officer -- Japan for LGT Investment Trust Management
 Tokyo                    since 1992             Ltd. (Japan) as well as Portfolio Manager for LGT Asset Management since 1992. Prior thereto, Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).
Serge Selfslagh          Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1993             Management since 1993. Prior thereto Mr. Selfslagh was a Portfolio
                                                 Manager for Schroder Investment Management (London) and its U.S.
                                                 affiliate, SCMI.



                                 WORLDWIDE FUND



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
F. Christian Wignall     Portfolio Manager      Chief Investment Officer -- Global Equities for LGT Asset Management.
 San Francisco            since 1987
Soraya M. Betterton      Portfolio Manager      Portfolio Manager for LGT Asset Management.
 San Francisco            since 1989
Serge Selfslagh          Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1993             Management since 1993. Prior thereto Mr. Selfslagh was a Portfolio
                                                 Manager for Schroder Investment Management (London) and its U.S.
                                                 affiliate, SCMI.
Michael Lindsell         Portfolio Manager      Chief Investment Officer -- Japan for LGT Investment Trust Management
 Tokyo                    since 1992             Ltd. (Japan) as well as Portfolio Manager for LGT Asset Management since 1992. Prior thereto Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).



                                   JAPAN FUND



                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Michael Lindsell         Portfolio Manager      Chief Investment Officer -- Japan for LGT Investment Trust Management
 Tokyo                    since 1992             Ltd. (Japan) as well as Portfolio Manager for LGT Asset Management since 1992. Prior thereto Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).


                               Prospectus Page 41

                             GT GLOBAL EQUITY FUNDS



In addition, in managing the Funds and the Portfolios, these individuals utilize the research and related work of other members of LGT Asset Management's investment staff. In placing orders for the Funds' and Portfolios' portfolio transactions, LGT Asset Management seeks to obtain the best net results. LGT Asset Management has no agreement or commitment to place orders with any broker/dealer. Commissions or discounts in foreign securities exchanges and OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions. Consistent with its obligation to obtain the best net results, LGT Asset Management may consider a broker/dealer's sale of shares of GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any Liechtenstein Global Trust affiliates.



The Funds' and Portfolios' portfolio turnover rates during the fiscal year ended
December 31, 1995 ranged between   % and   %. See the sub-caption "Portfolio
Trading and Turnover" in the Statement of Additional Information. Increases in portfolio turnover would involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund or Portfolio will bear directly, and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Advisor Class shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.



LGT Asset Management or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more GT Global Mutual Funds, and/or other events sponsored by the broker/dealer.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 42

                             GT GLOBAL EQUITY FUNDS


                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by each Fund and includes each Fund's financial statements. Under certain circumstances, duplicate mailings of such reports may be consolidated. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the fiscal year on Form 1099-DIV.



ORGANIZATION OF THE COMPANY. The Company is organized as a Massachusetts business trust and is registered with the SEC as a diversified open-end management investment company.



From time to time the Company has and may continue to establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Company's independent accountants.

The Company normally will not hold meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this Prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class. For the fiscal year ended December 31, 1994, total operating expenses for the Class A shares were 1.81% for Worldwide Fund, 1.70% for International Fund, 1.91% for Japan Fund, 1.81% for Pacific Fund, 1.73% for Europe Fund, and 1.58% for America Fund, respectively, of average net assets.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This

                               Prospectus Page 43

                             GT GLOBAL EQUITY FUNDS

deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended December 31, 1994, total operating expenses for the Class B shares were 2.46% for Worldwide Fund, 2.35% for International Fund, 2.56% for Japan Fund, 2.46% for Pacific Fund, 2.38% for Europe Fund, and 2.23% for America Fund, respectively, of average net assets.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of a Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.


Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds, including an unlimited number of Class A, Class B and Advisor Class shares of each Fund. Each share of a Fund represents an interest in the Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.



ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of Growth Portfolio, a New York common law trust. The Declaration of Trust provides that the America Small Cap Fund, America Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither such Funds nor their shareholders will be exposed to a material risk of liability by reason of such Funds investing in their corresponding Portfolios.



Whenever the America Small Cap Fund or America Value Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Because a Portfolio investors' votes are proportionate to their percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received. Any information received from the America Small Cap Portfolio and America Value Portfolio in the Portfolio's reports to shareholders will be provided to the shareholders of its corresponding Fund.



SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.


PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes

                               Prospectus Page 44

                             GT GLOBAL EQUITY FUNDS

the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date established by the Board of Trustees.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's and each Portfolio's assets.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and GT Global Investor Services, Inc. in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Company's and each Fund's or Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and Portfolio, assists in the preparation of each Fund's and each Portfolio's federal and state income tax returns and consults with the Company and each Fund and Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 45

                             GT GLOBAL EQUITY FUNDS


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                             GT GLOBAL EQUITY FUNDS


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 47

                             GT GLOBAL EQUITY FUNDS


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 48

                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                            ADVISOR CLASS
                              SAN FRANCISCO, CA 94120-7345                                                       ACCOUNT APPLICATION
                              800/223-2138

     [LGT LOGO]

      / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
      ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: -------------------------------------)
      NOTE:  Trust registrations should specify name of trustee(s),  beneficiary(ies) and date of trust instrument. Registration for
      Uniform Gifts/Transfers to Minors accounts should be  in the name of one custodian and  one minor and include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA GROWTH FUND           $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------

                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.
 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.
     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.
     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)
     Under penalties of perjury, I certify that the Taxpayer Identification Number ("Number") provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

    OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CHECKWRITING PRIVILEGE
Checkwriting privilege available on Advisor Class shares of GT Global Dollar Fund and GT Global Government Income Fund.
/ / Check here if desired. You will be sent a book of checks.

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund: Fund Name
-----------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established
                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address              Branch Number (if applicable)              Representative's Number              Representative's
Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                                        Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                                        Title

                             GT GLOBAL EQUITY FUNDS



                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.



GROWTH FUNDS



/ / GLOBALLY DIVERSIFIED FUNDS



GT GLOBAL WORLDWIDE GROWTH FUND


Invests around the world, including the U.S.



GT GLOBAL INTERNATIONAL GROWTH FUND


Provides portfolio diversity by investing outside the U.S.



GT GLOBAL EMERGING MARKETS FUND


Gives access to the growth potential of developing economies



/ / GLOBAL THEME FUNDS



GT GLOBAL HEALTH CARE FUND


Invests in growing health care industries worldwide



GT GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment



GT GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



/ / REGIONALLY DIVERSIFIED FUNDS



GT GLOBAL NEW PACIFIC GROWTH FUND


Offers access to the emerging and established markets of the Pacific Rim, excluding Japan



GT GLOBAL EUROPE GROWTH FUND


Focuses on investment opportunities in the new, unified Europe



GT GLOBAL LATIN AMERICA GROWTH FUND


Invests in the emerging markets of Latin America



/ / SINGLE COUNTRY FUNDS



GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND


Concentrates on small and medium-sized companies in the U.S.



GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND


Provides U.S. investors with direct access to the Japanese market



GROWTH AND INCOME FUND



GT GLOBAL GROWTH & INCOME FUND


Invests in blue-chip stocks and government bonds from around the world



INCOME FUNDS



GT GLOBAL GOVERNMENT INCOME FUND


Earns monthly income from global government securities



GT GLOBAL STRATEGIC INCOME FUND


Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets



GT GLOBAL HIGH INCOME FUND


Invests in debt securities in emerging markets



MONEY MARKET FUND



GT GLOBAL DOLLAR FUND


Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


[LOGO]


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GT GLOBAL EQUITY FUNDS, GROWTH PORTFOLIO, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                     GRWPR6018MC

                        GT GLOBAL WORLDWIDE GROWTH FUND
                      GT GLOBAL INTERNATIONAL GROWTH FUND
                       GT GLOBAL NEW PACIFIC GROWTH FUND
                          GT GLOBAL EUROPE GROWTH FUND
                         GT GLOBAL AMERICA GROWTH FUND
                          GT GLOBAL JAPAN GROWTH FUND


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                 April 29, 1996


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund"), GT Global America Growth Fund ("America Fund") and GT Global Japan Growth Fund ("Japan Fund"), (individually a "Fund" or collectively, "Funds" ). Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a multiple series registered open-end management investment company. This Statement of Additional Information concerning the Funds, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Class A and Class B Prospectus dated April 29, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as each Fund's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures, and Currency Strategies................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     19
Trustees and Executive Officers..........................................................................................     21
Management...............................................................................................................     23
Valuation of Shares......................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     29
Additional Information...................................................................................................     32
Investment Results.......................................................................................................     33
Description of Debt Ratings..............................................................................................     40
Financial Statements.....................................................................................................     42


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL GROWTH FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS

LGT Asset Management is the investment manager of each Fund. In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, as applicable, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


For investment purposes, an issuer typically is considered as domiciled in a particular country if it is: (a) organized under the laws of, or has its principal office in, a particular country; or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in LGT Asset Management's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In analyzing  companies  for  investment  by each  Fund,  LGT  Asset  Management
ordinarily   looks  for  one  or  more  of  the  following  characteristics:  an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion invested in equity securities of issuers domiciled in a Fund's Primary Investment Area (as described in the Prospectus) below 65% of the Fund's total assets and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Fund's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares, to provide for ongoing expenses and to satisfy redemptions.



At this time, LGT Asset Management is not aware of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, LGT Asset Management does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries (e.g., Taiwan) investments by a Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless:
(a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies.


                   Statement of Additional Information Page 2

                             GT GLOBAL GROWTH FUNDS

Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless LGT Asset Management determines that the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS

The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.


DEPOSITORY RECEIPTS

Each Fund other than the America Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. In addition, each Fund (except the America Fund) has given an undertaking to the Texas Securities Commission that it will not purchase warrants in excess of 10% of the Fund's net assets taken at cost or at market value, whichever is lower. With respect to the America Fund, investments in warrants may not exceed 5% of the value of the Fund's net assets, and not more than 2% of such assets may be invested in warrants or rights which are not listed on the New York or American Stock Exchange. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purpose of this restriction.


                   Statement of Additional Information Page 3

                             GT GLOBAL GROWTH FUNDS

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment policies and by regulatory agencies and approved by the Company's Board of Trustees. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. If the borrower failed to maintain the requisite amount of collateral, the loan would terminate automatically and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of the replacement cost over the value of the collateral. Each Fund has a right to call each loan at any time and obtain the securities on five business days' notice. The Funds will not have the right to vote equity securities while they are being lent, but they retain the right to call for the return of the loaned securities at any time on reasonable notice and will call in a loan in anticipation of any important vote. The Funds also will be able to call such loans if LGT Asset Management made the investment decision that the loaned securities should be sold. On termination of a loan, the borrower would be required to return the securities to the Fund and any gain or loss in market price during the loan would inure to the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In the event of the default or bankruptcy by such party, the Funds would seek promptly to liquidate the collateral. To the extent that the proceeds from any such sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Funds would suffer a loss. The law regarding the rights of the Funds is unsettled with respect to a borrower becoming subject to bankruptcy or similar proceeding. Under these circumstances, there may be a restriction on the Funds' ability to sell the collateral and the Funds could suffer a loss. Loans, however, only will be made to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the Board's general supervision.



A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of a Fund's assets that may be subject to repurchase agreements


                   Statement of Additional Information Page 4

                             GT GLOBAL GROWTH FUNDS

at any given time. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. No Fund will purchase securities while borrowings are outstanding. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Trustees. In the event that a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.


Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

                   Statement of Additional Information Page 5

                             GT GLOBAL GROWTH FUNDS


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting

                   Statement of Additional Information Page 6

                             GT GLOBAL GROWTH FUNDS
a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.



Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.


PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.


A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.


A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

                   Statement of Additional Information Page 7

                             GT GLOBAL GROWTH FUNDS

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                   Statement of Additional Information Page 8

                             GT GLOBAL GROWTH FUNDS

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.


Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Funds  may  enter  into  interest rate,  currency  or  stock  index  futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Funds. The

                   Statement of Additional Information Page 9

                             GT GLOBAL GROWTH FUNDS
Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Funds own, or Futures Contracts will be purchased to protect the Funds against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments

                  Statement of Additional Information Page 10

                             GT GLOBAL GROWTH FUNDS
underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

                  Statement of Additional Information Page 11

                             GT GLOBAL GROWTH FUNDS

The Funds may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Trustees.

Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In

                  Statement of Additional Information Page 12

                             GT GLOBAL GROWTH FUNDS
additional, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket or currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities.



Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


                  Statement of Additional Information Page 13

                             GT GLOBAL GROWTH FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.


    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of the Fund's assets.


    ILLIQUID SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


                  Statement of Additional Information Page 14

                             GT GLOBAL GROWTH FUNDS


With  respect  to liquidity  determinations  generally, the  Company's  Board of
Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Trustees. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) LGT Asset Management monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Company's Board of Trustees. Moreover, as noted in the
Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities, and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Fund (other than the America Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

                  Statement of Additional Information Page 15

                             GT GLOBAL GROWTH FUNDS

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of each Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.



The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas, and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. Investment in securities of issuers domiciled in Japan and Hong Kong entails special considerations. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the U.S., where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently, China has moved toward free enterprise, and has established stock exchanges of its own.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on

                  Statement of Additional Information Page 16

                             GT GLOBAL GROWTH FUNDS
repatriation  of  capital  invested.  In   the  event  of  such   expropriation,
nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and less reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund has adopted the following fundamental investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. No Fund may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

        (6) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Funds may make deposits of margin in connection with futures and forward contracts and options thereon;


        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of LGT Asset Management to save brokerage costs or average prices among them is not deemed to result in a securities trading account);


                  Statement of Additional Information Page 17

                             GT GLOBAL GROWTH FUNDS

        (9) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;


       (10) Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Company or LGT Asset Management individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;


       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.


For purposes of the concentration policy contained in limitation (12) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.


The following investment restrictions of each Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. Each Fund may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Invest more than 5% of its assets in securities of companies which, together with any predecessors, have been in operation for less than three years;

        (3) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets; or

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

                            ----------------------------

A Fund will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Fund's status under the 1940 Act as a diversified investment company. If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations which may be changed without shareholder approval.

                  Statement of Additional Information Page 18

                             GT GLOBAL GROWTH FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Trustees, LGT Asset Management is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Funds, LGT Asset Management may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for each Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.



Under a policy adopted by the Company's Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.


Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in

                  Statement of Additional Information Page 19

                             GT GLOBAL GROWTH FUNDS
the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended December 31, 1994 and 1995, the Europe Fund paid to LGT Bank in Liechtenstein (Deustchland) GmbH and
LGT  Bank in  Liechtenstein AG aggregate  brokerage commissions  of $        and
$         ,  respectively, for  transactions involving  purchases and  sales  of
portfolio  securities which represented      %  and      %, respectively, of the
total brokerage commissions  paid by the  Europe Fund, and       %  and       %,
respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Europe Fund.


Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:


FUND                                                                            1995           1994           1993
--------------------------------------------------------------------------  -------------  -------------  -------------
America
 Fund.....................................................................  $                  1,082,311        185,402
Europe
  Fund....................................................................  $                  2,185,831      1,935,775
International
  Fund....................................................................  $                  1,090,763      2,163,843
Japan
  Fund....................................................................  $                    838,666        133,436
Pacific
  Fund....................................................................  $                  2,746,761      3,832,898
Worldwide
  Fund....................................................................  $                    954,962        711,034


PORTFOLIO TRADING AND TURNOVER

Although the Funds generally do not intend to trade for short-term profits, the securities in a Fund's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rates for the fiscal years ended December 31, 1995 and 1994 were as follows:



                                                                                           1995        1994
                                                                                        ----------  ----------
America Fund..........................................................................                 102.0 %
Europe Fund...........................................................................                  91.0
International Fund....................................................................                  96.0
Japan Fund............................................................................                  49.0
Pacific Fund..........................................................................                  87.0
Worldwide Fund........................................................................                  86.0


                  Statement of Additional Information Page 20

                             GT GLOBAL GROWTH FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.


Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Trustee, Chairman of the Board and       companies) since 1990; President of the Asset Management Division, Liechtenstein Global
President                                Trust since 1995; Director and President of LGT Asset Management Holdings, Inc. ("LGT
50 California Street                     Asset Management Holdings") since 1988; Director and President of LGT Asset Management
San Francisco, CA 94111                  since 1989; Director of GT Global since 1987 and President of GT Global from 1987 to 1995;
                                         Director of GT Services since 1990; President of GT Services from 1990 to 1995; Director of G.T. Global Insurance Agency, Inc. ("G.T. Insurance") since 1992, and President of G.T.
                                         Insurance from 1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.

Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm): Director and Chairman of C.D. Stimson
Trustee                                  Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
Two Embarcadero Center                   is a director or trustee of each of the other investment companies registered under the
San Francisco, CA 94111                  1940 Act that is managed or administered by LGT Asset Management.

Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Trustee                                  of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Trustee                                  Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 21

                             GT GLOBAL GROWTH FUNDS

Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995 Senior Vice President - Finance and
Vice President and                       Administration of LGT Asset Management Holdings, LGT Asset Management, GT Global, GT
Chief Financial Officer                  Services and G.T. Insurance. From 1990 to 1994, Mr. Tufts was Vice President - Finance of
50 California Street                     LGT Asset Management Holdings, LGT Asset Management, GT Global and GT Services. He was
San Francisco, CA 94111                  Vice President - Finance of G.T. Insurance from 1992 to 1994; and a Director of LGT Asset
                                         Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President - Mutual Fund Accounting of LGT Asset Management since 1992. Mr. Chancey
Vice President and Principal             was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management Holdings, LGT
Vice President and Secretary             Asset Management, GT Global, GT Services and G.T. Insurance since May, 1994. Mr. Lee was
50 California Street                     the Senior Vice President, General Counsel and Secretary of Strong/Corneliuson Management,
San Francisco, CA 94111                  Inc. and Secretary of each of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of
                                         Godfrey & Kahn, S.C., Milwaukee, Wisconsin.
Peter R. Guarino, 36                     Secretary of LGT Asset Management Holdings, LGT Asset Management, GT Global, GT Services
Assistant Secretary                      and G.T. Insurance since February 1996. Mr. Guarino has been Assistant General Counsel of
50 California Street                     LGT Asset Management Holdings, LGT Asset Management, GT Global and GT Services since 1991,
San Francisco, CA 94111                  and Assistant General Counsel of G.T. Insurance since 1992. From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation.
David J. Thelander, 40                   Vice President of LGT Asset Management Holdings, LGT Asset Management, GT Global, GT
Assistant Secretary                      Services and G.T. Insurance since February 1996. Has been an Assistant General Counsel of
50 California Street                     LGT Asset Management since January 1995. Mr. Thelander was an associate at the law firm of
San Francisco, CA 94111                  Kirkpatrick & Lockhart LLP from 1993 to 1994. Prior thereto, he was an attorney with the
                                         U.S. Securities and Exchange Commission.


------------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Liechtenstein Global Trust companies.



The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and G.T. Global Developing Markets Fund, Inc. and a Trustee and officer of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1995, the Company paid Mr. Anderson, Mr. Bayley, Mr.
Patterson and Ms. Quigley Trustee's fees and expense reimbursements of $       ,
$ , $ and $ , respectively. For the year ended December 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company,
received total compensation of $         , $         , $         and $         ,
respectively, from the investment companies managed or administered by LGT Asset Management for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding


                  Statement of Additional Information Page 22

                             GT GLOBAL GROWTH FUNDS

shares of any Fund or of all the Company's Funds, except in Worldwide Growth Fund, in the aggregate. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record % of the shares of the Worldwide Growth Fund.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT  Asset Management serves as each Fund's investment manager and administrator
under  an  Investment  Management   and  Administration  Contract   ("Management
Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for each Fund and administers each Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds, and provides suitable office space, and necessary small office equipment and utilities. The America Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of
 .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pay LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. Prior to July 1, 1993,
each  Fund  other  than  the   America  Fund  paid  investment  management   and
administration fees to LGT Asset Management at the annualized rate of 1.00% of each Fund's average daily net assets. The America Fund paid investment management and administration fees to LGT Asset Management at the annualized rate of 0.75% of the Fund's average daily net assets.



The Management Contract may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Trustees, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund either the Company or LGT Asset Management may terminate the Management Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to reimburse each Fund if that Fund's annual ordinary expenses exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, brokerage commissions, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of each Fund, other than those of the America Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.25% and 2.90% of the average daily net assets of each Fund's Class A and Class B shares, respectively. Similarly, LGT Asset Management and GT Global have undertaken to limit the America Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The amounts of investment management and administration fees paid by each Fund to LGT Asset Management during the Funds' three most recent fiscal years were as follows:



                              FUND                                     1995           1994           1993
-----------------------------------------------------------------  -------------  -------------  -------------
America Fund.....................................................   $                1,283,893      1,058,534
Europe Fund......................................................   $                8,319,087      7,839,132
International Fund...............................................   $                5,368,669      4,488,221
Japan Fund.......................................................   $                1,345,064      1,058,002
Pacific Fund.....................................................   $                5,563,245      3,820,147
Worldwide Fund...................................................   $                3,355,681      1,665,771


                  Statement of Additional Information Page 23

                             GT GLOBAL GROWTH FUNDS

DISTRIBUTION SERVICES

Each Fund's Class A and Class B shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.



As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to Class A and Class B shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payment by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class of that Fund. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.



The following table discloses payments made by the Funds under the Class A Plan and the Class B Plan for the Funds' fiscal year ended December 31, 1995.



                                        FUND                                             CLASS A        CLASS B
------------------------------------------------------------------------------------  -------------  -------------
America Fund........................................................................  $              $
Europe Fund.........................................................................
International Fund..................................................................
Japan Fund..........................................................................
Pacific Fund........................................................................
Worldwide Fund......................................................................



In approving the continuation of the Plans, the Trustees determined that the continuation of the Class A and Class B Plans was in the best interests of the shareholders. Agreements related to the Plans also must be approved by vote of the Trustees, including a majority of trustees who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto described above. Each Fund's plan of distribution pursuant to Rule 12b-1 in effect prior to the issuance of two classes of shares, which was substantially similar to the current Class A Plan, was approved by the shareholders of the International, Pacific and Japan Funds on May 27, 1987, by shareholders of the Worldwide and America Funds on September 14, 1987 and by shareholders of the Europe Fund on September 21, 1987. The Class B Plan was approved by LGT Asset Management as initial sole shareholder of the Class B shares of each Fund on March 31, 1993.


Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect, the selection and nomination of Trustees who are not "interested persons" of the Company will be committed to the discretion of the Trustees who are not "interested persons" of the Company, as defined in the 1940 Act.

                  Statement of Additional Information Page 24

                             GT GLOBAL GROWTH FUNDS


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell Class A shares of the Funds. The sales structure for the period January 1, 1993 through March 31, 1993 was a sales structure substantially similar to the current Class A structure. The following table reviews the extent of such activity during the Funds' last three fiscal years:



                                                                  SALES CHARGES      AMOUNTS         AMOUNTS
                                                                    COLLECTED        RETAINED       REALLOWED
                                                                  --------------  --------------  --------------
America
  Fund......................................................1995  $               $               $
                                                            1994       1,213,567          80,807       1,132,760
                                                            1993         591,000          85,000         506,000
  Europe
  Fund......................................................1995  $               $               $
                                                            1994       2,448,091         137,252       2,310,839
                                                            1993       1,809,000         202,000       1,607,000
International
  Fund......................................................1995  $               $               $
                                                            1994       1,230,657         106,490       1,124,167
                                                            1993       1,311,000          34,000       1,277,000
Japan
  Fund......................................................1995  $               $               $
                                                            1994         945,666          23,730         921,936
                                                            1993         554,000          75,000         478,000
Pacific
  Fund......................................................1995  $               $               $
                                                            1994       3,088,807         260,474       2,828,333
                                                            1993       1,737,000         121,000       1,616,000
Worldwide
  Fund......................................................1995  $               $               $
                                                            1994       1,067,748          89,742         978,006
                                                            1993         927,000          59,000         868,000



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares. For the nine month period ended December 31, 1993, and for the fiscal years ended December 31, 1994, and December 31, 1995, GT Global collected contingent deferred sales charges in the following amounts:



                                                                                                   APRIL 1-
                                                                          1995         1994      DEC. 31, 1993
                                                                       -----------  -----------  -------------
America Fund.........................................................  $            $   130,809   $       681
Europe Fund..........................................................  $            $   237,076   $    16,219
International Fund...................................................  $            $    32,916   $    13,266
Japan Fund...........................................................  $            $    88,454   $     5,342
Pacific Fund.........................................................  $            $   280,905   $    21,728
Worldwide Fund.......................................................  $            $    13,472   $     6,854



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



For the period July 1, 1995 to December 31, 1995, the America Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund, and Worldwide Fund paid LGT Asset
Management fees of $       , $       , $       , $       , $       and $       ,
respectively, for such accounting services.


EXPENSES OF THE FUNDS

Each Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds with one another, are made on a basis


                  Statement of Additional Information Page 25

                             GT GLOBAL GROWTH FUNDS
deemed fair and equitable, and may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

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                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.



Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.



Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees, in good faith, will establish a conversion rate for such currency.

                  Statement of Additional Information Page 26

                             GT GLOBAL GROWTH FUNDS


European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that such entity has discretionary authority with respect to the money invested (e.g. by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer

                  Statement of Additional Information Page 27

                             GT GLOBAL GROWTH FUNDS
Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of Section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers, or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the Prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $ 1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more of any of the Funds, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon 30 days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

                  Statement of Additional Information Page 28

                             GT GLOBAL GROWTH FUNDS

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, which will prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

                  Statement of Additional Information Page 29

                             GT GLOBAL GROWTH FUNDS

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
Each Fund (other than the America Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by a Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Fund of foreign currencies, and options, Futures and Forward Contracts


                  Statement of Additional Information Page 30

                             GT GLOBAL GROWTH FUNDS
on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.



The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


                  Statement of Additional Information Page 31

                             GT GLOBAL GROWTH FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and the Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.


SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 32

                             GT GLOBAL GROWTH FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


A Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange
Commission: P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns of the Funds' Class A shares, stated as average annualized total returns, for the periods indicated were as follows:

  AMERICA FUND

    -- For the year ended December 31, 1995:      %



    -- For the five years ended December 31, 1995:      %



    -- For the period June 9, 1987 (commencement of operations)
     through December 31, 1995:      %


  EUROPE FUND

    -- For the year ended December 31, 1995:      %



    -- For the five years ended December 31, 1995:      %



    -- For the period July 19, 1985 (commencement of operations)
     through December 31, 1995:      %


  INTERNATIONAL FUND

    -- For the year ended December 31, 1995:      %



    -- For the five years ended December 31, 1995:      %



    -- For the period July 19, 1985 (commencement of operations)
     through December 31, 1995:      %


  JAPAN FUND

    -- For the year ended December 31, 1995:      %



    -- For the five years ended December 31, 1995:      %



    -- For the period July 19, 1985 (commencement of operations)
     through December 31, 1995:      %


  PACIFIC FUND

    --For the year ended December 31, 1995:      %



    -- For the five years ended December 31, 1995:      %



    -- For the ten years ended December 31, 1995:      %



    -- For the period January 19, 1977 (commencement of operations)
     through December 31, 1995:      %


                  Statement of Additional Information Page 33

                             GT GLOBAL GROWTH FUNDS

  WORLDWIDE FUND

    -- For the year ended December 31, 1995:      %



    -- For the five years ended December 31, 1995:      %



    -- For the period June 9, 1987 (commencement of operations)
     through December 31, 1995:      %



The Standardized Returns of the Funds' Class A shares, stated as aggregate total return, for the periods from the commencement of each Fund's operations through December 31, 1995, were as follows:


  AMERICA FUND

    --From inception on June 9, 1987:      %


  EUROPE FUND

    --From inception on July 19, 1985:      %


  INTERNATIONAL FUND

    --From inception on July 19, 1985:      %


  JAPAN FUND

    --From inception on July 19, 1985:      %


  PACIFIC FUND

    --From inception on January 19, 1977:      %


  WORLDWIDE FUND

    --From inception on June 9, 1987:      %


The Standardized Returns of the Funds' Class B shares, which were first offered on April 1, 1993, stated as average annualized total returns, for the periods indicated, were as follows:

  AMERICA FUND

    -- For the year ended December 31, 1995:      %



    -- For the period April 1, 1993
     through December 31, 1995:      %


  EUROPE FUND

    -- For the year ended December 31, 1995:      %



    -- For the period April 1, 1993 through December 31, 1995:      %


  INTERNATIONAL FUND

    -- For the year ended December 31, 1995:      %



    -- For the period April 1, 1993 through December 31, 1995:      %


  JAPAN FUND

    -- For the year ended December 31, 1995:      %



    -- For the period April 1, 1993 through December 31, 1995:      %


  PACIFIC FUND

    -- For the year ended December 31, 1995:      %



    -- For the period April 1, 1993 through December 31, 1995:      %


  WORLDWIDE FUND

    -- For the year ended December 31, 1995:      %



    -- For the period April 1, 1993
     through December 31, 1995:      %


                  Statement of Additional Information Page 34

                             GT GLOBAL GROWTH FUNDS

The Standardized Returns for the Funds' Class B shares, which were first offered on April 1, 1993, stated as aggregate total return, for the period April 1, 1993 through December 31, 1994, were as follows:

  AMERICA FUND

    -- For the period April 1, 1993 through December 31, 1995:      %


  EUROPE FUND

    -- For the period April 1, 1993 through December 31, 1995:      %


  INTERNATIONAL FUND

    -- For the period April 1, 1993 through December 31, 1995:      %


  JAPAN FUND

    -- For the period April 1, 1993 through December 31, 1995:      %


  PACIFIC FUND

    -- For the period April 1, 1993 through December 31, 1995:      %


  WORLDWIDE FUND

    -- For the period April 1, 1993 through December 31, 1995:      %



Performance of the Funds is historical and does not necessarily indicate future results. The Funds operated in prior periods under different investment policies and limitations including different Primary Investment Areas. For example in January, 1994, Japan was eliminated from the Primary Investment Area of the Pacific Fund. In addition, in July 1995, the percentage of total assets normally invested in a Fund's Primary Investment Area was changed from 80% to 65%. Such policies, limitations and Primary Investment Areas may change in the future.



As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Funds' Class A shares, quoted as average annual returns and as aggregate total return, for the periods from the commencement of each Fund's operations through December 31, 1995, were as follows:



                                                                                      AVERAGE
                                                                                       ANNUAL     AGGREGATE
                                                                                       RETURN       RETURN
                                                                                     ----------  ------------
America Fund -- from inception on June 9, 1987:                                               %             %
Europe Fund -- from inception on July 19, 1985:                                               %             %
International Fund -- from inception on July 19, 1985:                                        %             %
Japan Fund -- from inception on July 19, 1985:                                                %             %
Pacific Fund -- from inception on January 19, 1977:                                           %             %
Worldwide Fund -- from inception on June 9, 1987:                                             %             %



The Non-Standardized Returns for the Funds' Class B shares, which were first offered on April 1, 1993, quoted as average annual returns and aggregate total return, for the period April 1, 1993 through December 31, 1995, were as follows:



                                                                                        AVERAGE
                                                                                         ANNUAL     AGGREGATE
                                                                                         RETURN       RETURN
                                                                                       ----------  ------------
America Fund.........................................................................           %            %
Europe Fund..........................................................................           %            %
International Fund...................................................................           %            %
Japan Fund...........................................................................           %            %
Pacific Fund.........................................................................           %            %
Worldwide Fund.......................................................................           %            %



Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representative of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


                  Statement of Additional Information Page 35

                             GT GLOBAL GROWTH FUNDS


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS



Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare a Fund with, but not limited to, the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).


        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.


        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

                  Statement of Additional Information Page 36

                             GT GLOBAL GROWTH FUNDS

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc., Fitch Investors Service, Inc., Standard & Poor's.


       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).


       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.



Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 as amended, on account of the inclusion of such information herein.



GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.



GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help


                  Statement of Additional Information Page 37

                             GT GLOBAL GROWTH FUNDS

individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 (or if less, 100% of compensation) each year to an IRA. If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

                  Statement of Additional Information Page 38

                             GT GLOBAL GROWTH FUNDS


SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.


403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.


PROFIT-SHARING  (INCLUDING  CODE  SECTION  401(K))  AND  MONEY  PURCHASE PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Code Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



18) Countries  restructuring their debt,  including those under  the Brady Plan:
    LGT Asset Management.



19) Political and economic structure of countries: Economist Intelligence Unit.



20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


                  Statement of Additional Information Page 39

                             GT GLOBAL GROWTH FUNDS


From  time  to  time, GT  Global  may  include in  its  advertisement  and sales
material,  information  about  privatization,  which  is  an  economic   process
involving the sale of state-owned companies to the private sector.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Trust Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


LGT  Asset Management has developed  a unique team approach  to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Global Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


--------------------------------------------------------------------------------


                          DESCRIPTION OF DEBT RATINGS


--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS

Standard & Poor's ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories:


        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Moody's Investors Service, Inc. ("Moody's"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.


        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.



        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by mny of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affect by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                  Statement of Additional Information Page 40

                             GT GLOBAL GROWTH FUNDS

        Aa -- High quality by all standards. Together with the Aaa group they comprise what generally are known as high yield bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than for securities rated Aaa.


        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Further, both Moody's and S&P provide sovereign assessments and implied debt ratings to sovereign governments. These assessments and ratings are broad qualitative statements about that government's capacity to meet its senior debt obligations. These assessments and ratings are then translated to the letter grade debt ratings described above.

                  Statement of Additional Information Page 41

                             GT GLOBAL GROWTH FUNDS

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of each Fund at December 31, 1995, and for the fiscal year then ended, appear on the following pages.


                  Statement of Additional Information Page 42

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 43

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 44

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 45

                             GT GLOBAL GROWTH FUNDS


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued


GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, LGT ASSET MANAGEMENT, INC., OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                 GT GLOBAL WORLDWIDE GROWTH FUND: ADVISOR CLASS
               GT GLOBAL INTERNATIONAL GROWTH FUND: ADVISOR CLASS
                GT GLOBAL NEW PACIFIC GROWTH FUND: ADVISOR CLASS
                  GT GLOBAL EUROPE GROWTH FUND: ADVISOR CLASS
                  GT GLOBAL AMERICA GROWTH FUND: ADVISOR CLASS
                   GT GLOBAL JAPAN GROWTH FUND: ADVISOR CLASS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                 April 29, 1996
--------------------------------------------------------------------------------



This Statement of Additional Information relates to the Advisor Class shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund") GT Global America Growth
Fund ("America Fund") and GT Global Japan Growth Fund ("Japan Fund") (collectively, "Funds," or singly, a "Fund"). Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a multiple series registered open-end management investment company. This Statement of Additional Information concerning the Funds, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated April 29, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as each Fund's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures, and Currency Strategies................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     18
Trustees and Executive Officers..........................................................................................     21
Management...............................................................................................................     23
Valuation of Shares......................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     25
Taxes....................................................................................................................     27
Additional Information...................................................................................................     30
Investment Results.......................................................................................................     31
Description of Debt Ratings..............................................................................................     36
Financial Statements.....................................................................................................     37


[LOGO]


                   Statement of Additional Information Page 1

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS

LGT Asset Management is the investment manager of each Fund. In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, as applicable, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



For investment purposes, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country; or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in LGT Asset Management's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by LGT Asset Management to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In analyzing  companies  for  investment  by each  Fund,  LGT  Asset  Management
ordinarily   looks  for  one  or  more  of  the  following  characteristics:  an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion invested in equity securities of issuers domiciled in a Fund's Primary Investment Area (as described in the Prospectus) below 65% of the Fund's total assets and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Fund's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares, to provide for ongoing expenses and redemptions.



At this time, LGT Asset Management is not aware of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, LGT Asset Management does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries (e.g., Taiwan) investments by a Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless:
(a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies.


                   Statement of Additional Information Page 2

                             GT GLOBAL EQUITY FUNDS

Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless LGT Asset Management determines that the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS

The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.


DEPOSITORY RECEIPTS

Each Fund other than the America Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. In addition, each Fund (except the America Fund) has given an undertaking to the Texas Securities Commission that it will not purchase warrants in excess of 10% of the Fund's net assets taken at cost or at market value, whichever is lower. With respect to the America Fund, investments in warrants may not exceed 5% of the value of the Fund's net assets, and not more than 2% of such assets may be invested in warrants or rights which are not listed on the New York or American Stock Exchange. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purpose of this restriction.


                   Statement of Additional Information Page 3

                             GT GLOBAL EQUITY FUNDS

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment policies and by regulatory agencies and approved by the Company's Board of Trustees. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. If the borrower failed to maintain the requisite amount of collateral, the loan would terminate automatically and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of the replacement cost over the value of the collateral. Each Fund has a right to call each loan at any time and obtain the securities on five business days' notice. The Funds will not have the right to vote equity securities while they are being lent, but they retain the right to call for the return of the loaned securities at any time on reasonable notice and will call in a loan in anticipation of any important vote. The Funds also will be able to call such loans if LGT Asset Management made the investment decision that the loaned securities should be sold. On termination of a loan, the borrower would be required to return the securities to the Fund and any gain or loss in market price during the loan would inure to the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In the event of the default or bankruptcy by such party, the Funds would seek promptly to liquidate the collateral. To the extent that the proceeds from any such sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Funds would suffer a loss. The law regarding the rights of the Funds is unsettled with respect to a borrower becoming subject to bankruptcy or similar proceeding. Under these circumstances, there may be a restriction on the Funds' ability to sell the collateral and the Funds could suffer a loss. Loans, however, only will be made to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the Board's general supervision.



A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of a Fund's assets that may be subject to repurchase agreements


                   Statement of Additional Information Page 4

                             GT GLOBAL EQUITY FUNDS

at any given time. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. No Fund will purchase securities while borrowings are outstanding. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Trustees. In the event that a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.


Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

                   Statement of Additional Information Page 5

                             GT GLOBAL EQUITY FUNDS


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting

                   Statement of Additional Information Page 6

                             GT GLOBAL EQUITY FUNDS
a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.


A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.


A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

                   Statement of Additional Information Page 7

                             GT GLOBAL EQUITY FUNDS

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                   Statement of Additional Information Page 8

                             GT GLOBAL EQUITY FUNDS

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Funds  may  enter  into  interest rate,  currency  or  stock  index  futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Funds. The

                   Statement of Additional Information Page 9

                             GT GLOBAL EQUITY FUNDS
Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Funds own, or Futures Contracts will be purchased to protect the Funds against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments

                  Statement of Additional Information Page 10

                             GT GLOBAL EQUITY FUNDS
underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

                  Statement of Additional Information Page 11

                             GT GLOBAL EQUITY FUNDS

The Funds may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is be subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Trustees.

Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In additional, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

                  Statement of Additional Information Page 12

                             GT GLOBAL EQUITY FUNDS

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities.



Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


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                                  RISK FACTORS

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    POLITICAL, SOCIAL AND  ECONOMIC RISKS. Investing  in securities of  non-U.S.
companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign
investment,   convertibility   of   currencies   into   U.S.   dollars   and  on

                  Statement of Additional Information Page 13
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                             GT GLOBAL EQUITY FUNDS
repatriation  of  capital  invested.  In   the  event  of  such   expropriation,
nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.


    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of the Fund's assets.


    ILLIQUID SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With  respect  to liquidity  determinations  generally, the  Company's  Board of
Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Company's Board of Trustees. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) LGT Asset Management monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Company's Board of Trustees. Moreover, as noted in the
Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.


                  Statement of Additional Information Page 14

                             GT GLOBAL EQUITY FUNDS

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities, and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Fund (other than the America Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to U.S. dollars between the receipt of income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign

                  Statement of Additional Information Page 15

                             GT GLOBAL EQUITY FUNDS

securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset
Management will consider such difficulties when determining the allocation of each Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.



The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income whose those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. Investment in securities of issuers domiciled in Japan and Hong Kong entails special considerations. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the U.S., where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently, China has moved toward free enterprise, and has established stock exchanges of its own.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, converting of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

                  Statement of Additional Information Page 16

                             GT GLOBAL EQUITY FUNDS

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund has adopted the following fundamental investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. No Fund may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

        (6) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Funds may make deposits of margin in connection with futures and forward contracts and options thereon;


        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of LGT Asset Management to save brokerage costs or average prices among them is not deemed to result in a securities trading account);


        (9) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;


       (10) Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Company or LGT Asset Management individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;


       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws; and

                  Statement of Additional Information Page 17

                             GT GLOBAL EQUITY FUNDS

       (12) Invest more than 25% of the value of the Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.


For purposes of the concentration policy contained in limitation (12) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.


The following investment restrictions of each Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. Each Fund may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Invest more than 5% of its assets in securities of companies which, together with any predecessors, have been in operation for less than three years;

        (3) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets; or

        (4) Enter into a futures contract, an option on a future contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

                            ----------------------------

A Fund will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Fund's status under the 1940 Act as a diversified investment company. If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Trustees, LGT Asset Management is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


                  Statement of Additional Information Page 18

                             GT GLOBAL EQUITY FUNDS


Consistent with the interests of the Funds, LGT Asset Management may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for each Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.



Under a policy adopted by the Company's Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.


Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.



The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended December 31, 1995, the Europe Fund paid to LGT Bank in Liechtenstein (Deutschland) GmbH and LGT Bank in
Liechtenstein AG aggregate brokerage commissions of $      and $
respectively for transactions involving purchases and sales of portfolio
securities which represented    % and    %, respectively, of the total brokerage
commissions paid by the Europe Fund, and    % and    %, respectively, of the
aggregate dollar amount of transactions involving payment of commissions by the Europe Fund.


                  Statement of Additional Information Page 19

                             GT GLOBAL EQUITY FUNDS

Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:


FUND                                                                              1995           1994           1993
----------------------------------------------------------------------------  -------------  -------------  -------------
America
 Fund.......................................................................  $              $   1,082,311        185,402
Europe
  Fund......................................................................  $              $   2,185,831      1,935,775
International
  Fund......................................................................  $              $   1,090,763      2,163,843
Japan
  Fund......................................................................  $              $     838,666        133,436
Pacific
  Fund......................................................................  $              $   2,746,761      3,832,898
Worldwide
  Fund......................................................................  $              $     954,962        711,034


PORTFOLIO TRADING AND TURNOVER

Although the Funds generally do not intend to trade for short-term profits, the securities in a Fund's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rates for the fiscal years ended December 31, 1995 and 1994 were as follows:



                                                                                                             1995        1994
                                                                                                          ----------  ----------
America Fund............................................................................................                    102%
Europe Fund.............................................................................................                     91
International Fund......................................................................................                     96
Japan Fund..............................................................................................                     49
Pacific Fund............................................................................................                     87
Worldwide Fund..........................................................................................                     86


                  Statement of Additional Information Page 20

                             GT GLOBAL EQUITY FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.



Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Trustee, Chairman of the Board and       companies) since 1990; President of the Asset Management Division, Liechtenstein Global
President                                Trust since 1995; Director and President of LGT Asset Management Holdings, Inc. ("LGT
50 California Street                     Asset Management Holdings") since 1988; Director and President of LGT Asset Management
San Francisco, CA 94111                  since 1989; Director of GT Global since 1987 and President of GT Global from 1987 to 1995;
                                         Director of GT Services since 1990; President of GT Services from 1990 to 1995; Director of G.T. Global Insurance Agency, Inc. ("G.T. Insurance") since 1992, and President of G.T.
                                         Insurance from 1992 to 1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer of Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.;
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by LGT Asset Management.

Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Trustee                                  Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
Two Embarcadero Center                   is a director or trustee of each of the other investment companies registered under the
San Francisco, CA 94111                  1940 Act that is managed or administered by LGT Asset Management.

Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Trustee                                  of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Trustee                                  Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111


                  Statement of Additional Information Page 21

                             GT GLOBAL EQUITY FUNDS

Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995 Senior Vice President - Finance and
Vice President and                       Administration of LGT Asset Management Holdings, LGT Asset Management, GT Global, GT
Chief Financial Officer                  Services and G.T. Insurance. From 1990 to 1994, Mr. Tufts was Vice President - Finance of
50 California Street                     LGT Asset Management Holdings, LGT Asset Management, GT Global and GT Services. He was
San Francisco, CA 94111                  Vice President - Finance of G.T. Insurance from 1992 to 1994; and a Director of LGT Asset
                                         Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President - Mutual Fund Accounting of LGT Asset Management since 1992. Mr. Chancey
Vice President and Principal             was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111
Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management Holdings, LGT
Vice President and Secretary             Asset Management, GT Global, GT Services and G.T. Insurance since May, 1994. Mr. Lee was
50 California Street                     the Senior Vice President, General Counsel and Secretary of Strong/Corneliuson Management,
San Francisco, CA 94111                  Inc. and Secretary of each of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of
                                         Godfrey & Kahn, S.C., Milwaukee, Wisconsin.
Peter R. Guarino, 36                     Secretary of LGT Asset Management Holdings, LGT Asset Management, GT Global, GT Services
Assistant Secretary                      and G.T. Insurance since February 1996. From 1991 to 1995, Assistant General Counsel of
50 California Street                     LGT Asset Management Holdings, LGT Asset Management, GT Global and GT Services. From 1992
San Francisco, CA 94111                  to 1996, Assistant General Counsel of G.T. Insurance. From 1989 to 1991, Mr. Guarino was
                                         an attorney at The Dreyfus Corporation.
David J. Thelander, 40                   Vice President of LGT Asset Management Holdings, LGT Asset Management, GT Global, GT
Assistant Secretary                      Services and G.T. Insurance since February 1996. Mr. Thelander has been an Assistant
50 California Street                     General Counsel of LGT Asset Management since January 1995. Mr. Thelander was an associate
San Francisco, CA 94111                  at the law firm of Kirkpatrick & Lockhart LLP from 1993 to 1994. Prior thereto, he was an attorney with the U.S. Securities and Exchange Commission.


------------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Liechtenstein Global Trust companies.



The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and GT Global Developing Markets Fund, Inc. and a Trustee and officer of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 40 series managed or administered by LGT Asset Management. The Company pays each Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1995, the Company paid Mr. Anderson, Mr. Bayley, Mr.
Patterson and Ms. Quigley Trustee's fees and expense reimbursements of $       ,
$ , $ and $ , respectively. For the year ended December 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company,
received total compensation of $         , $         , $         and $         ,
respectively, from the investment companies managed or administered by LGT Asset Management for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund or of all the Company's Funds, except in Worldwide Growth Fund, in the aggregate. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of
record    % of the shares of the Worldwide Growth Fund.


                  Statement of Additional Information Page 22

                             GT GLOBAL EQUITY FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

LGT  Asset Management serves as each Fund's investment manager and administrator
under  an  Investment  Management   and  Administration  Contract   ("Management
Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for each Fund and administers each Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds, and provides suitable office space, and necessary small office equipment and utilities. The America Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of
 .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pay LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. Prior to July 1, 1993,
each  Fund  other  than  the   America  Fund  paid  investment  management   and
administration fees to LGT Asset Management at the annualized rate of 1.00% of each Fund's average daily net assets. The America Fund paid investment management and administration fees to LGT Asset Management at the annualized rate of 0.75% of the Fund's average daily net assets.



The Management Contract may be renewed for one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Trustees, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and
(ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund either the Company or LGT Asset Management may terminate the Management Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Management Contract, LGT Asset Management has agreed to reimburse each Fund if that Fund's annual ordinary expenses exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, brokerage commissions, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of each Fund, other than those of the America Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.90% of the average daily net assets of each Fund's Advisor Class shares. Similarly, LGT Asset Management and GT Global have undertaken to limit the America Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



The amounts of investment management and administration fees paid by each Fund to LGT Asset Management during the Funds' three most recent fiscal years were as follows:



                            FUND                                   1995             1994             1993
------------------------------------------------------------  ---------------  ---------------  ---------------
America Fund................................................   $                    1,283,893        1,058,534
Europe Fund.................................................   $                    8,319,087        7,839,132
International Fund..........................................   $                    5,368,669        4,488,221
Japan Fund..................................................   $                    1,345,064        1,058,002
Pacific Fund................................................   $                    5,563,245        3,820,147
Worldwide Fund..............................................   $                    3,355,681        1,665,771


                  Statement of Additional Information Page 23

                             GT GLOBAL EQUITY FUNDS

DISTRIBUTION SERVICES

Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY SERVICES

GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



For the period July 1, 1995 to December 31, 1995, the America Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund, and Worldwide Fund paid LGT Asset
Management fees of $       , $       , $       , $       , $       and $       ,
respectively, for such accounting services.


EXPENSES OF THE FUNDS

Each Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Company expenses and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, and may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.



Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case, only that dealer's price will be used, in the case of OTC options. The value of each security denominated in a


                  Statement of Additional Information Page 24

                             GT GLOBAL EQUITY FUNDS

currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by LGT Asset Management on that day. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.



Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their value) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees, in good faith, will establish a conversion rate for such currency.


European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has

                  Statement of Additional Information Page 25

                             GT GLOBAL EQUITY FUNDS
been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the Prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption or der is received during any period:
(1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, which will prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.+

                  Statement of Additional Information Page 26

                             GT GLOBAL EQUITY FUNDS

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
Each Fund is treated as a separate corporation for federal income purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his

                  Statement of Additional Information Page 27

                             GT GLOBAL EQUITY FUNDS
proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
Each Fund (other than the America Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by a Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.



If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


                  Statement of Additional Information Page 28

                             GT GLOBAL EQUITY FUNDS


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.



The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


                  Statement of Additional Information Page 29

                             GT GLOBAL EQUITY FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of the Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. in Singapore; LGT Asset Management Ltd. formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and the Funds' independent accountants are Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand, L.L.P., conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand, L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.


SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 30

                             GT GLOBAL EQUITY FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


A Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Advisor Class shares of each Fund as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange
Commission: P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (2) a complete redemption at the end of any period illustrated.



The Standardized Returns of the Funds' Advisor Class shares, stated as aggregate total returns, for the period June 1, 1995 (commencement of operations) to December 31, 1995 were as follows:



  AMERICA FUND:    %



  EUROPE FUND:    %



  INTERNATIONAL FUND:    %



  JAPAN FUND:    %



  PACIFIC FUND:    %



  WORLDWIDE FUND:    %



Performance of the Funds is historical and does not necessarily indicate future results. The Funds operated in prior periods under different investment policies and limitations including different Primary Investment Areas. For example in January, 1994 Japan was eliminated from the Primary Investment Area of the Pacific Fund. In addition, in July, 1995, the percentage of total assets normally invested in a Fund's Primary Investment Area was changed from 80% to 65%. Such policies, limitations and Primary Investment Areas may change in the future.



As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Funds' Advisor Class shares, quoted as aggregate total returns, for the periods from commencement of operations through December 31, 1995, were as follows:



America Fund:                                                                                     %
Europe Fund:                                                                                      %
International Fund:                                                                               %
Japan Fund:                                                                                       %
New Pacific Fund:                                                                                 %
Worldwide Fund:                                                                                   %



Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representative of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.



IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS



Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with, but not limited to, the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

                  Statement of Additional Information Page 31

                             GT GLOBAL EQUITY FUNDS


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Ratings Group, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).


        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.


        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

                  Statement of Additional Information Page 32

                             GT GLOBAL EQUITY FUNDS

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc., Fitch Investors Service, Inc., Standard & Poor's.


       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).


       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.



Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, as amended, on account of the inclusion of such information herein.



GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.



GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


                  Statement of Additional Information Page 33

                             GT GLOBAL EQUITY FUNDS

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these plans, which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 (or if less, 100% of compensation) each year to an IRA. If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS  AND  SALARY-REDUCTION  SEP-IRAS:  Simplified  employee  pension  plans
("SEPs" or "SEP-IRA") and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.


403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

                  Statement of Additional Information Page 34

                             GT GLOBAL EQUITY FUNDS


PROFIT-SHARING (INCLUDING  CODE  SECTION  401(K))  AND  MONEY  PURCHASE  PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Code Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



18) Countries restructuring their debt, including those under the Brady Plan: GT Capital Management, Inc.



19) Political and economic structure of countries: Economist Intelligence Unit.



20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Trust Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such


                  Statement of Additional Information Page 35

                             GT GLOBAL EQUITY FUNDS

accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Fund's investment objectives will be achieved.



THE GT ADVANTAGE


LGT  Asset Management has developed  a unique team approach  to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


--------------------------------------------------------------------------------


                          DESCRIPTION OF DEBT RATINGS


--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS

Standard & Poor's ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories:


        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisafactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. ("Moody's"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.


        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.



        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by mny of the chargacteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affect by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


        Aa -- High quality by all standards. Together with the Aaa group they comprise what generally are known as high yield bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than for securities rated Aaa.


        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                  Statement of Additional Information Page 36

                             GT GLOBAL EQUITY FUNDS


        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Further, both Moody's and S&P provide sovereign assessments and implied debt ratings to sovereign governments. These assessments and ratings are broad qualitative statements about that government's capacity to meet its senior debt obligations. These assessments and ratings are then translated to the letter grade debt ratings described above.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Fund at December 31, 1995 appear on the following pages.


                  Statement of Additional Information Page 37

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 38

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 39

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 40

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 41

                             GT GLOBAL EQUITY FUNDS


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on large cap equity securities of U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      EQUSX601MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information


                                 April 29, 1996


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("Value Fund") (individually, "Fund," or collectively, "Funds"). Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a multiple series registered open-end management investment company. The Small Cap Fund and Value Fund invest all of their investable assets in the Small Cap Growth Portfolio and Value Portfolio (individually, "Portfolio," collectively, "Portfolios"), respectively. This Statement of Additional Information concerning the Funds, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Class A and Class B Prospectus dated April 29, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as each Portfolio's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                          PAGE NO.
                                                                                                                         -----------

Investment Objectives and Policies.....................................................................................       2
Options and Futures....................................................................................................       4
Risk Factors...........................................................................................................      11
Investment Limitations.................................................................................................      12
Execution of Portfolio Transactions....................................................................................      15
Trustees and Executive Officers........................................................................................      16
Management.............................................................................................................      18
Valuation of Shares....................................................................................................      20
Information Relating to Sales and Redemptions..........................................................................      21
Taxes..................................................................................................................      23
Additional Information.................................................................................................      25
Investment Results.....................................................................................................      26
Description of Debt Ratings............................................................................................      31
Financial Statements...................................................................................................      33


[LOGO]


                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
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                             INVESTMENT OBJECTIVES
                                  AND POLICIES

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SELECTION OF INVESTMENTS

The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Growth Portfolio ("Small Cap Portfolio") and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Funds' investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be that Fund's interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of such Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.



For investment purposes, an issuer is considered as domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia, and either (i) at least 50% of the value of its assets is located in the United States, or (ii) it normally derives at least 50% of its income from operations or sales in the United States.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Portfolios may invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless LGT Asset Management determines that the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


WARRANTS OR RIGHTS

Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Investments in warrants may not exceed 5% of the value of the Portfolio's net assets, and not more than 2% of such assets may be invested in warrants or rights which are not listed on the New York or American Stock Exchange. Warrants or rights acquired by a Portfolio in units or attached to securities will be deemed to be without value for purpose of this restriction.


LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under a Portfolios' investment policies and by regulatory agencies and approved by Growth Portfolio's Board of Trustees. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. If the borrower failed to maintain the requisite amount of collateral, the loan would terminate automatically and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of the replacement cost over the value of the collateral. Each Portfolio has a right to call each loan at any time and obtain the securities on five business days' notice. The Portfolios will not have the right to vote equity securities while they are being lent, but they retain the right to call for the return of the loaned securities at any time on reasonable notice and may call in a loan in anticipation of

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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

any important vote. The Portfolios also will be able to call such loans if LGT Asset Management made the investment decision that the loaned securities should be sold. On termination of a loan, the borrower would be required to return the securities to the Portfolio and any gain or loss in market price during the loan would inure to the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In the event of the default or bankruptcy by such party, the Portfolios would seek promptly to liquidate the collateral. To the extent that the proceeds from any such sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Portfolios would suffer a loss. The law regarding the rights of the Portfolios is unsettled with respect to a borrower becoming subject to bankruptcy or similar proceedings. Under these circumstances, there may be a restriction on the Portfolios' ability to sell the collateral and the Portfolios could suffer a loss. Loans, however, will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements, which are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Portfolios intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Portfolios' Board of Trustees.



Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board. There is no limitation on the amount of the Portfolios' assets that may be subject to repurchase agreements at any given time. The Portfolios will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. No Portfolio will purchase securities while borrowings are outstanding. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of

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Trustees. In the event that a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


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                              OPTIONS AND FUTURES

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SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity

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    depends on the existence of a liquid secondary market or, in the absence  of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS

A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of LGT Asset Management, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.


A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Each Portfolio does not consider a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.


The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

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WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Portfolio generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.



Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.


PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.


A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when LGT Asset Management deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.


A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such option, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to

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                          GT GLOBAL AMERICA VALUE FUND
avoid realizing losses that would result in a reduction of a Portfolio's current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Portfolio, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.


Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option

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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
Each Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect the Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid

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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Portfolios' and the Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER

Transactions using Futures Contracts and options (other than options that a Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities.



Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                  Statement of Additional Information Page 10
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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                  RISK FACTORS

--------------------------------------------------------------------------------

For a description of the risk factors attendant to the Portfolios' use of options and futures, see "Options and Futures -- Special Risks of Options and Futures."

ILLIQUID SECURITIES. A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Portfolio's Board of Trustees. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) LGT Asset Management monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to Growth Portfolio's Board of Trustees.



RISKS OF DEBT SECURITIES. Each Portfolio is permitted to purchase investment grade debt securities. In selecting securities for each Fund, LGT Asset Management reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments which may affect individual issuers, in addition to relying on ratings


                  Statement of Additional Information Page 11
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                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that LGT Asset Management determines to be of comparable quality to that of rated securities in which such Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



Ratings of Portfolio securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. LGT Asset Management will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to despose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.


--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS
The Small Cap Fund and Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Fund and its Board of Trustees.


Each Portfolio has adopted the following fundamental investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Portfolio's outstanding shares whenever a Fund requests to vote on a change in the investment limitations of its corresponding Portfolio, such Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. No Portfolio may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts and options;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts and options will not be deemed to be a pledge of a Portfolio's assets;

                  Statement of Additional Information Page 12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        (6) Borrow money in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts or options thereon. The Portfolios may make deposits of margin in connection with futures contracts and options thereon;


        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of LGT Asset Management to save brokerage costs or average prices among them is not deemed to result in a securities trading account);


        (9) Make loans, except that the Portfolio may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the knowledge of the Portfolio after reasonable inquiry, any of the Trustees or officers of the Portfolio or the Portfolio's investment adviser or distributor individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Portfolio's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above and in the Prospectus.

The following investment restrictions of each Portfolio are not fundamental policies and may be changed by vote of the Portfolio's Board of Trustees without shareholder approval. Each Portfolio may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Invest more than 5% of its assets in securities of companies which, together with any predecessors, have been in operation for less than three years;

        (3) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Portfolio's total assets;

        (4) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the
    CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into; or

        (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                            ----------------------------

A Portfolio will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Portfolio's status under the 1940 Act as a diversified investment company. If a percentage restriction on investment or utilization of

                  Statement of Additional Information Page 13

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objective, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations which may or may not be changed without shareholder approval.

                  Statement of Additional Information Page 14

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by Growth Portfolio's Board of Trustees, LGT Asset Management is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Portfolios, LGT Asset Management may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's expenses, such as custodian fees.



Investment decisions for each Portfolio and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.



Under a policy adopted by the Portfolios' Boards of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.



Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Portfolios' Boards of Trustees have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


PORTFOLIO TRADING AND TURNOVER

Although the Portfolios generally do not intend to trade for short-term profits, the securities in a Portfolio's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate.


                  Statement of Additional Information Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Each Portfolio engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Portfolio's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

Each Portfolio anticipates that its annual portfolio turnover rate should not exceed 75%; however, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for a Portfolio for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75%; of the average monthly value of the securities, excluding short-term investments, held by that Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly.

--------------------------------------------------------------------------------

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
The Company's Trustees and Executive Officers are listed below.

Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella,* 43                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Trustee, Chairman of the Board and       companies) since 1990; President of the Asset Management Division, Liechtenstein Global
President                                Trust since 1995; Director and President of LGT Asset Management Holdings, Inc. since
50 California St.                        1998; Director and President of LGT Asset Management since 1989; Director of GT Global
San Francisco, CA 94111                  since 1987 and President of GT Global from 1987 to 1995; Director of GT Services since
                                         1990; President of GT Services from 1990 to 1995; Director of G.T. Global Insurance Agency
                                         (G.T. Insurance) since 1992, and President of G.T. Insurance from 1992 to 1995. Mr.
                                         Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc. from 1988 to present;
Trustee                                  Chairman and Chief Executive Officer of Plantagenet Holdings, Ltd. from 1991 to present;
220 Sansome Street                       Director, Munsingwear, Inc.; Director, American Heritage Group Inc.; and Director, various
Suite 400                                other companies. Mr. Anderson also is a director or trustee of each of the other
San Francisco, CA 94104                  investment companies registered under the 1940 Act that is managed or administered by LGT
                                         Asset Management.

Frank S. Bayley, 55                      A Partner of Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson Company
Trustee                                  (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
2 Embarcadero Center                     director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by LGT Asset Management.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Trustee                                  of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

                  Statement of Additional Information Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Ms. Quigley was President of Quigley Friedlander &
Trustee                                  Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer -- Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Global Investment Policy Committee of the
Officer --                               affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Insurance and GT Services since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/ Corneliuson Management, Inc. and Secretary of
San Francisco, CA 94111                  each of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C.,
                                         Milwaukee, Wisconsin.

Peter R. Guarino, 36                     Secretary of LGT Asset Management Holdings, Inc., LGT Asset Management, GT Global, GT
Assistant Secretary                      Services and G.T. Insurance since February 1996. From 1991, Assistant General Counsel of
50 California Street                     LGT Asset Management, LGT Asset Management Holdings, Inc., GT Global and GT Services. From
San Francisco, CA 94111                  1992 to 1996, Assistant General Counsel of G.T. Insurance. From 1989 to 1991, Mr. Guarino
                                         was an attorney at The Dreyfus Corporation.

David J. Thelander, 40                   Vice President of LGT Asset Management Holdings, Inc., LGT Asset Management, GT Global, GT
Assistant Secretary                      Services and G.T. Insurance; Assistant General Counsel of LGT Asset Management since
50 California Street                     January 1995. From 1993 to 1994, Mr. Thelander was an associate at Kirkpatrick & Lockhart
San Francisco, CA 94111                  LLP (a law firm). Prior thereto, he was an attorney with the U.S. Securities and Exchange
                                         Commission.

James R. Tufts, 37                       President of GT Services since 1995; Senior Vice President -- Finance and Administration
Vice President and Chief Financial       of LGT Asset Management Holdings, Inc., LGT Asset Management, GT Global, G.T. Insurance
Officer                                  and GT Services since 1994. From 1990 to 1994, Mr. Tufts was Vice President -- Finance of
50 California Street                     LGT Asset Management Holdings, Inc., LGT Asset Management, GT Services and GT Global; Vice
San Francisco, CA 94111                  President -- Finance of G.T. Insurance from 1992 to 1994; and a Director of LGT Asset
                                         Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 50                   Vice President -- Mutual Fund Accounting of LGT Asset Management since 1992. Mr. Chancey
Vice President and Principal Accounting  was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Officer
50 California Street
San Francisco, CA 94111

--------------
 * Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the GT companies.


The Board of Trustees has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and G.T. Global Developing Markets Fund, Inc. and a Trustee and officer of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which also


                  Statement of Additional Information Page 17

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
are registered investment companies managed by LGT Asset Management. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 41 series managed or administered by LGT Asset Management. The Company pays each Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1995, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley Trustee's fees and expense reimbursements of $ , $ , $ and $ , respectively. For the year ended December 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company,
received total compensation of $         , $         , $         and $         ,
respectively, from the 41 GT Global Mutual Funds for which he or she served as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund or of all the Company's Funds, except in Worldwide Growth Fund, in the aggregate.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS
LGT Asset Management serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract ("Portfolio Management Contract") between each Portfolio and LGT Asset Management. LGT Asset Management serves as administrator to each Fund under an administration contract between the Company and LGT Asset Management ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, LGT Asset Management makes all investment decisions for each
Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolio and the Funds, and provides suitable office space, and necessary small office equipment and utilities. For these services, each Fund will pay administration fees to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to LGT Asset Management. Each Portfolio pays such fees based on its average daily net assets, computed daily and paid monthly, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% on all amounts thereafter.

The Portfolio Management Contract may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolios' Board of Trustees, or by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Fund, either the Company, each Portfolio or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Portfolio Management Contract, LGT Asset Management has agreed to reimburse each Portfolio if that Portfolio's annual ordinary expenses exceed the most stringent limits prescribed by any state in which its corresponding Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes,

                  Statement of Additional Information Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
brokerage commissions, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of each Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of each Fund's Class A and Class B shares, respectively.

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of
$               and $               , respectively, to LGT Asset Management. For
the same period, the  Small Cap Growth Fund  and Value Fund paid  administration
fees  of $                  and $                  ,  respectively, to LGT Asset
Management.

DISTRIBUTION SERVICES
Each Fund's Class A and Class B shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global. The Distribution Contracts were last approved with respect to each Fund's Class A and Class B shares by the Board of Trustees on June 20, 1995.

As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each class of shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payment by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class of that Fund. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Funds make no payments under the Class A Plan or the Class B Plan to any party other than GT Global, which is the distributor (principal underwriter) of the Class A and Class B shares of each Fund.

The Plans were last approved on June 15, 1994 by the Company's Board of Trustees, including a majority of Trustees who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans or in any agreement related thereto ("Qualified Trustees"). In approving the Plans, the Trustees determined that the continuation of the Class A and Class B Plans was in the best interests of the shareholders of the Funds. Agreements related to the Plans also must be approved by vote of the Trustees and Qualified Trustees as described above.

Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect, the selection and nomination of Trustees who are not "interested persons" of the Company will be committed to the discretion of the Trustees who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares of the Funds.

GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares.

TRANSFER AGENCY AND ACCOUNTING SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


For the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and Value Fund paid LGT Asset Management fees of
$              and $              , respectively, for such accounting services.


                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

EXPENSES OF THE FUNDS

Each Fund and each Portfolio pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, and may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


Each Portfolios securities and other assets are valued as follows:


Equity securities, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.


Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets (which, for each Fund is the value of its investment in its corresponding Portfolio). A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that such entity has discretionary authority with respect to the money invested (e.g. by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Providing that an investor's bank accepts

                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of a Fund also may be purchased as the underlying investment for an IRA meeting the requirements of Section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers, or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the Prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $ 1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares with a value of $10,000 or more of any of the Funds, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon 30 days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, which will prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and, net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any options or futures that were held for less than three months and that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as an RIC.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE PORTFOLIOS
Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies

                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
the requirements to qualify as a RIC, each such Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in its corresponding Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in its corresponding Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS AND FUTURES

The use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of options and Futures derived by a Portfolio with respect to its business of investing in securities, will qualify as permissible income under the Income Requirement for that Portfolio and its corresponding Fund. However, income from the disposition by a Portfolio of options and Futures will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Portfolio of options and Futures, that are not directly related to the Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio (or its corresponding Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Portfolio may be forced to defer the closing out of certain options and Futures, beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio (or its corresponding Fund) to qualify or continue to qualify as a RIC.

Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may

                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd. in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Portfolios' and the Funds' assets.

INDEPENDENT ACCOUNTANTS
The Company's and the Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

A Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated for Advisor Class shares of each Fund as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)n = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (2) a complete redemption at the end of any period illustrated.



The Standardized Returns of the Fund's Advisor Class shares, stated as aggregate total return for the period October 18, 1995 (commencement of operations) to December 31, 1995, were as follows:



Small Cap Fund                                                                                        %
Value Fund                                                                                            %


As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.


The Non-Standardized Returns of the Fund's Advisor Class shares stated as aggregate total return for the period October 18, 1995 (commencement of operations) to December 31, 1995, were as follows:



Small Cap Fund                                                                                        %
Value Fund                                                                                            %


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representative of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies. A Fund will include performance data for all classes of shares of that Fund in any advertisement or information including performance data for the Fund.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Trust Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


IMPORTANT POINTS TO NOTE ABOUT THE FOLLOWING WORLD FINANCIAL AND ECONOMIC DATA



Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present and prospective shareholders compare the Fund with the following:



        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).


        (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.


        (3) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (4) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (5) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (10) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's.

       (11) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (13) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist, Investors Business Daily, Congressional Quarterly and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.



GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may


                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales materials and advertisements, the Funds may also discuss these accounts and plans which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 (or if less, 100% of compensation) each year to an IRA. If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.


403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.


PROFIT-SHARING  (INCLUDING  CODE  SECTION  401(K))  AND  MONEY  PURCHASE PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote certain data regarding: industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including, but not limited to, the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation, New York Stock Exchange, S&P 500, DJ, NASDAQ.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities, NYSE, AMEX, NASDAQ.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream, S&P 500, DJIA, Wilshire Assoc.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation, Ibbotson Assoc.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



18) Countries  restructuring their debt,  including those under  the Brady Plan:
    LGT Asset Management, Inc.



19) Political and economic structure of countries: Economist Intelligence Unit.



20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, as amended, on account of the inclusion of such information herein.



GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their invesments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.



THE GT ADVANTAGE


LGT  Asset Management has developed  a unique team approach  to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Global Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
Standard & Poor's ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories:

A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  on  issues   with  this  designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. ("Moody's"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.


Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.



Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by mny of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affect by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what generally are known as high yield bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than for securities rated Aaa.


        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Further, both Moody's and S&P provide sovereign assessments and implied debt ratings to sovereign governments. These assessments and ratings are broad qualitative statements about that government's capacity to meet its senior debt obligations. These assessments and ratings are then translated to the letter grade debt ratings described above.

                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of GT Global America Small Cap Growth Fund and GT Global America Value Fund at October 17, 1995 and for the period October 18, 1995 (commencement of operations) to December 31, 1995 appear on the following pages.


                  Statement of Additional Information Page 33

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 34

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 35

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 36

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      AMESA601MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND:
                         GT GLOBAL AMERICA VALUE FUND:
                                 ADVISOR CLASS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                April 29, 1996,


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("Value Fund") (individually, "Fund," or collectively, a "Funds"). Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a registered open-end management investment company. The Small Cap Fund and Value Fund invest all of their investable assets in the Small Cap Growth Portfolio and Value Portfolio (individually, "Portfolio," collectively, "Portfolios"), respectively. This Statement of Additional Information concerning the Funds, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated April 29, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



LGT Asset Management, Inc. ("LGT Asset Management") serves as each Portfolio's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options and Futures......................................................................................................      4
Risk Factors.............................................................................................................     11
Investment Limitations...................................................................................................     13
Execution of Portfolio Transactions......................................................................................     15
Trustees and Executive Officers..........................................................................................     16
Management...............................................................................................................     19
Valuation of Shares......................................................................................................     20
Information Relating to Sales and Redemptions............................................................................     21
Taxes....................................................................................................................     22
Additional Information...................................................................................................     24
Investment Results.......................................................................................................     25
Description of Debt Ratings..............................................................................................     30
Financial Statements.....................................................................................................     32


[LOGO]

                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS

The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Growth Portfolio ("Small Cap Portfolio") and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Funds' investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be that Fund's interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of such Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.



For investment purposes, an issuer is considered as domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia, and either: (i) at least 50% of the value of its assets is located in the United States, or (ii) it normally derives at least 50% of its income from operations or sales in the United States.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Portfolios may invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless LGT Asset Management determines that the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


WARRANTS OR RIGHTS

Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Investments in warrants may not exceed 5% of the value of the Portfolio's net assets, and not more than 2% of such assets may be invested in warrants or rights which are not listed on the New York or American Stock Exchange. Warrants or rights acquired by a Portfolio in units or attached to securities will be deemed to be without value for purpose of this restriction.


LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under a Portfolios' investment policies and by regulatory agencies and approved by Growth Portfolio's Board of Trustees. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. If the borrower failed to maintain the requisite amount of collateral, the loan would terminate automatically and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of the replacement cost over the value of the collateral. Each Portfolio has a right to call each loan at any time and obtain the securities on five business days' notice. The Portfolios will not have the right to vote equity securities while they are being lent, but they retain the

                   Statement of Additional Information Page 2

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

right to call for the return of the loaned securities at any time on reasonable notice and may call in a loan in anticipation of any important vote. The Portfolios also will be able to call such loans if LGT Asset Management made the investment decision that the loaned securities should be sold. On termination of a loan, the borrower would be required to return the securities to the Portfolio and any gain or loss in market price during the loan would inure to the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In the event of the default or bankruptcy by such party, the Portfolios would seek promptly to liquidate the collateral. To the extent that the proceeds from any such sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Portfolios would suffer a loss. The law regarding the rights of the Portfolios is unsettled with respect to a borrower becoming subject to bankruptcy or similar proceedings. Under these circumstances, there may be a restriction on the Portfolios' ability to sell the collateral and the Portfolios could suffer a loss. Loans, however, will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements, which are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Portfolios intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Portfolios' Board of Trustees.



Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board. There is no limitation on the amount of the Portfolios' assets that may be subject to repurchase agreements at any given time. The Portfolios will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. No Portfolio will purchase securities while borrowings are outstanding. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in

                   Statement of Additional Information Page 3

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. In the event that a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


--------------------------------------------------------------------------------

                              OPTIONS AND FUTURES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a

                   Statement of Additional Information Page 4

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
    disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS

A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of LGT Asset Management, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.


A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Each Portfolio does not consider a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.


The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

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WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Portfolio generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.



Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.


PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.


A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when LGT Asset Management deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.


A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to

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avoid realizing losses that would result in a reduction of a Portfolio's current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Portfolio, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.


Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option

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position  by holding a  diversified portfolio of securities  similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.


Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
Each Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

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As an example of an offsetting transaction, the contractual obligations  arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect the Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal

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price relationship  between the  Futures or  options and  the investments  being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might
be  increased  participation  by  speculators  in  the  Futures  markets.   This
participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES

To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Portfolios' and the Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER

Transactions using Futures Contracts and options (other than options that a Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities.



Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                  Statement of Additional Information Page 10

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                  RISK FACTORS

--------------------------------------------------------------------------------

For a description of the risk factors attendant to the Portfolios' use of options and futures, see "Options and Futures -- Special Risks of Options and Futures."

ILLIQUID SECURITIES. A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Portfolios' Board of Trustees. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) LGT Asset Management monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Portfolio's Board of Trustees.


                  Statement of Additional Information Page 11

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


RISKS OF DEBT SECURITIES. Each Portfolio is permitted to purchase investment grade debt securities. In selecting securities for each Fund, LGT Asset Management reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments which may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that LGT Asset Management determines to be of comparable quality to that of rated securities in which such Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. LGT Asset Management will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.


                  Statement of Additional Information Page 12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS
The Small Cap Fund and Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Fund and its Board of Trustees.


Each Portfolio has adopted the following fundamental investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Portfolio's outstanding shares whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, such Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. No Portfolio may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts and options;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts and options will not be deemed to be a pledge of a Portfolio's assets;

        (6) Borrow money in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts or options thereon. The Portfolios may make deposits of margin in connection with futures contracts and options thereon;


        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of LGT Asset Management to save brokerage costs or average prices among them is not deemed to result in a securities trading account);


        (9) Make loans, except that the Portfolio may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the knowledge of the Portfolio after reasonable inquiry, any of the Trustees or officers of the Portfolio or the Portfolio's investment adviser or distributor individually own

                  Statement of Additional Information Page 13

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
    beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Portfolio's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above and in the Prospectus.

The following investment restrictions of each Portfolio are not fundamental policies and may be changed by vote of the Portfolio's Board of Trustees without shareholder approval. Each Portfolio may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Invest more than 5% of its assets in securities of companies which, together with any predecessors, have been in operation for less than three years;

        (3) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Portfolio's total assets;

        (4) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the
    CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into; or

        (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                            ----------------------------

A Portfolio will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Portfolio's status under the 1940 Act as a diversified investment company. If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objective, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations which may or may not be changed without shareholder approval.

                  Statement of Additional Information Page 14

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by Growth Portfolio's Board of Trustees, LGT Asset Management is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Portfolios, LGT Asset Management may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in over-the-counter markets.



LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's expenses, such as custodian fees.



Investment decisions for each Portfolio and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.



Under a policy adopted by the Portfolios' Boards of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.



Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Portfolios' Boards of Trustees have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


PORTFOLIO TRADING AND TURNOVER

Although the Portfolios generally do not intend to trade for short-term profits, the securities in a Portfolio's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate.


                  Statement of Additional Information Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


Each Portfolio engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Portfolio's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.



Each Portfolio anticipates that its annual portfolio turnover rate should not exceed 75%; however, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for a Portfolio for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75%; of the average monthly value of the securities, excluding short-term investments, held by that Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly.


--------------------------------------------------------------------------------

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
The Company's Trustees and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Trustee, Chairman of the Board and       companies) since 1990; President of the Asset Management Division, Liechtenstein Global
President                                Trust since 1995; Director and President of LGT Asset Management Holdings, Inc. since
50 California Street                     1988; Director and President of LGT Asset Management since 1989; Director of G.T. Global
San Francisco, CA 94111                  since 1987 and President of GT Global from 1987 to 1995; Director of GT Services since
                                         1990; President of GT Services from 1990 to 1995; Director of G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992, and President of G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

C. Derek Anderson, 54                    Chief Executive Officer of Anderson Capital Management, Inc. from 1988 to present;
Trustee                                  Chairman and Chief Executive Officer of Plantagenet Holdings, Ltd. from 1991 to present;
220 Sansome Street                       Director, Munsingwear, Inc.; Director, American Heritage Group Inc. and various other
Suite 400                                companies. Mr. Anderson also is a director or trustee of each of the other investment
San Francisco, CA 94104                  companies registered under the 1940 Act that is managed or administered by LGT Asset
                                         Management.

Frank S. Bayley, 55                      A Partner with Baker & McKenzie (a law firm); Director and Chairman of C.D. Stimson
Trustee                                  Company (a private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also
Two Embarcadero Center                   is a director or trustee of each of the other investment companies registered under the
Suite 2400                               1940 Act that is managed or administered by LGT Asset Management.
San Francisco, CA 94111


                  Statement of Additional Information Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Arthur C. Patterson, 51                  Managing Partner of Accel Partners (a venture capital firm). He also serves as a director
Trustee                                  of various computing and software companies. Mr. Patterson also is a director or trustee
One Embarcadero Center                   of each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Trustee                                  Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer - Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Investment Policy Committee of the
Officer -                                affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111

James R. Tufts, 37                       President of GT Services since 1995; from 1994 to 1995 Senior Vice President - Finance and
Vice President and                       Administration of LGT Asset Management Holdings, Inc., LGT Asset Management, GT Global, GT
Chief Financial Officer                  Services and G.T. Insurance. From 1990 to 1994, Mr. Tufts was Vice President - Finance of
50 California Street                     LGT Asset Management Holdings, Inc., LGT Asset Management, GT Global and GT Services. He
San Francisco, CA 94111                  was Vice President - Finance of G.T. Insurance from 1992 to 1994; and a Director of LGT
                                         Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 50                   Vice President - Mutual Fund Accounting of LGT Asset Management since 1992. Mr. Chancey
Vice President and Principal             was Vice President of Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global,
Vice President and Secretary             GT Services and G.T. Insurance since May, 1994. Mr. Lee was the Senior Vice President,
50 California Street                     General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each
San Francisco, CA 94111                  of the Strong Funds from October, 1991 through May, 1994. For more than five years prior to October, 1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee,
                                         Wisconsin.

Peter R. Guarino, 36                     Secretary of LGT Asset Management Holdings, Inc., LGT Asset Management, GT Global, GT
Assistant Secretary                      Services & G.T. Insurance since February 1996. From 1991, Assistant General Counsel of LGT
50 California Street                     Asset Management Holdings, Inc., LGT Asset Management, GT Global and GT Services. From
San Francisco, CA 94111                  1992 to 1996, Assistant General Counsel of G.T. Insurance. From 1989 to 1991, Mr. Guarino
                                         was an attorney at The Dreyfus Corporation.

David J. Thelander, 40                   Vice President of LGT Asset Management Holdings, Inc., LGT Asset Management, GT Global, GT
Assistant Secretary                      Services and G.T. Insurance; Assistant General Counsel of LGT Asset Management since
50 California Street                     January 1995. Mr. Thelander was an associate at the law firm of Kirkpatrick & Lockhart LLP
San Francisco, CA 94111                  from 1993 to 1994. Prior thereto, he was an attorney with the U.S. Securities and Exchange
                                         Commission.

------------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


                  Statement of Additional Information Page 17

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


The Board of Trustees has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and G.T. Global Developing Markets Fund, Inc. and a Trustee and officer of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 41 series managed or administered by LGT Asset Management. The Company pays each Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1995, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley Trustee's fees and expense reimbursements of $ , $ , $ and $ , respectively. For the year ended December 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company,
received total compensation of $         , $         , $         and $         ,
respectively, from the 41 GT Global Mutual Funds for which he or she served as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund or of all the Company's Funds, except in Worldwide Growth Fund, in the aggregate.


                  Statement of Additional Information Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS

LGT Asset Management serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract
("Portfolio Management Contract") between each Portfolio and LGT Asset Management. LGT Asset Management serves as administrator to each Fund under an administration contract between the Company and LGT Asset Management ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, LGT Asset Management makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolio and the Funds, and provides suitable office space, and necessary small office equipment and utilities. For these services, each Fund will pay administration fees to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to LGT Asset Management. Each Portfolio pays such fees based on its average daily net assets, computed daily and paid monthly, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolios' Board of Trustees, or by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Fund, either the Company, each Portfolio or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



Under the Portfolio Management Contract, LGT Asset Management has agreed to reimburse each Portfolio if that Portfolio's annual ordinary expenses exceed the most stringent limits prescribed by any state in which its corresponding Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, brokerage commissions, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of each Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of each Fund's Class A and Class B shares, respectively.



For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of
$               and $               , respectively, to LGT Asset Management. For
the same period, the  Small Cap Growth Fund  and Value Fund paid  administration
fees  of $                  and $                  ,  respectively, to LGT Asset
Management.


                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

DISTRIBUTION SERVICES

Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.



TRANSFER AGENCY AND ACCOUNTING SERVICES


GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



For the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and Value Fund paid LGT Asset Management fees of
$            and $            , respectively, for such accounting services.


EXPENSES OF THE FUNDS

Each Fund and each Portfolio pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, and may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


Each Portfolios securities and other assets are valued as follows:


Equity securities, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.


Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the


                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Portfolios' Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets (which, for each Fund is the value of its investment in its corresponding Portfolio). A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing


                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the Prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $ 1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, which will prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any options or futures that were held for less than three months and that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolios

                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
assets, and to earn a proportionate share of the Portfolio's income, for purposes whether the Fund satisfies all of the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE PORTFOLIOS
Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each such Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in its corresponding Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in its corresponding Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS AND FUTURES

The use of hedging transactions, such as selling (writing) and purchasing options and Futures involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of options and Futures derived by a Portfolio with respect to its business of investing in securities, will qualify as permissible income under the Income Requirement for that Portfolio and its corresponding Fund. However, income from the disposition by a Portfolio of options and Futures will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Portfolio of options and Futures, that are not directly related to the Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio (or its corresponding Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a

                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Portfolio may be forced to defer the closing out of certain options and Futures, beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio (or its corresponding Fund) to qualify or continue to qualify as a RIC.


Futures that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


LIECHTENSTEIN GLOBAL TRUST


Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.


                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Portfolios' and the Funds' assets.

INDEPENDENT ACCOUNTANTS
The Company's and the Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

USE OF NAME

LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.


SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

A Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated for Advisor Class shares of each Fund as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)n = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (2) a complete redemption at the end of any period illustrated.



The Standardized Returns of the Funds' Advisor Class shares stated as aggregate total return for the period October 18, 1995 (commencement of operations) to December 31, 1995, were as follows:



Small Cap Fund                                                        %
Value Fund                                                            %


                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.


The Non-Standardized Returns of the Funds' Advisor Class shares stated as aggregate total return for the period October 18, 1995 (commencement of operations) to December 31, 1995, were as follows:



Small Cap Fund                                                        %
Value Fund                                                            %



Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representative of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Trust Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


IMPORTANT POINTS TO NOTE ABOUT THE FOLLOWING WORLD FINANCIAL AND ECONOMIC DATA


Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with the following:



        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).


        (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.


        (3) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (4) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        (5) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.


       (10) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc., Fitch Investors Service, Standard & Poor's.


       (11) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.


       (13) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.



Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist, Investors Business Daily, Congressional Quarterly and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.



GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly


                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements the Funds may also discuss these accounts and plans which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 (or if less, 100% of compensation) each year to an IRA. If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Setion 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.


403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


From time to time, the Funds and GT Global will quote certain data regarding: industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including, but not limited to, the economic and financial data of the referenced financial organizations such as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation, New York Stock Exchange, S&P 500, DJ, NASDAQ.


 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities, NYSE, AMEX, NASDAQ.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream, S&P 500, DJIA, Wilshire Assoc.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation, Ibbotson Assoc.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.


14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).



17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



18) Countries restructuring their  debt, including those  under the Brady  Plan:
    LGT Asset Management.



19) Political and economic structure of countries: Economist Intelligence Unit.



20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



From time to time, GT Global may include in its advertisement and sales material information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, as amended, on account of the inclusion of such information herein.



GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their invesments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities


                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.



THE GT ADVANTAGE


LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Global Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
Standard & Poor's ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories:

A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  on  issues   with  this  designation  is
satisafactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. ("Moody's"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.


Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.



Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by mny of the chargacteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affect by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

       Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- High quality by all standards. Together with the Aaa group they comprise what generally are known as high yield bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than for securities rated Aaa.

                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


       A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



       Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

       AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

       AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

       A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

       BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Further, both Moody's and S&P provide sovereign assessments and implied debt ratings to sovereign governments. These assessments and ratings are broad qualitative statements about that government's capacity to meet its senior debt obligations. These assessments and ratings are then translated to the letter grade debt ratings described above.

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of GT Global America Small Cap Growth Fund and GT Global America Value Fund at October 17, 1995 and for the period October 18, 1995 (commencement of operations) to December 31, 1995 appear on the following pages.


                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 33

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 34

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 35

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND



                             GT GLOBAL MUTUAL FUNDS



  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS


GT GLOBAL WORLDWIDE GROWTH FUND

Invests around the world, including the U.S.


GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL HEALTH CARE FUND

Invests in growing health care industries worldwide


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


GT GLOBAL INFRASTRUCTURE FUND

Seeks companies that build, improve or maintain a country's infrastructure


GT GLOBAL FINANCIAL SERVICES FUND

Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL NATURAL RESOURCES FUND

Concentrates on companies that own, explore or develop natural resources


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS


GT GLOBAL NEW PACIFIC GROWTH FUND

Offers access to the emerging and established markets of the Pacific Rim, excluding Japan


GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in the new, unified Europe


GT GLOBAL LATIN AMERICA GROWTH FUND

Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND


Invests in equity securities of small U.S. companies



GT GLOBAL AMERICA GROWTH FUND

Concentrates on small and medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND


Concentrates on equity securities of large cap U.S. companies believed to be undervalued



GT GLOBAL JAPAN GROWTH FUND

Provides U.S. investors with direct access to the Japanese market
GROWTH AND INCOME FUND


GT GLOBAL GROWTH & INCOME FUND

Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS


GT GLOBAL GOVERNMENT INCOME FUND

Earns monthly income from global government securities


GT GLOBAL STRATEGIC INCOME FUND

Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets


GT GLOBAL HIGH INCOME FUND

Invests in debt securities in emerging markets

MONEY MARKET FUND


GT GLOBAL DOLLAR FUND

Invests  in  high  quality,  U.S.  dollar-denominated  money  market  securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, LGT ASSET MANAGEMENT OR GT GLOBAL. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      AMESX601MC

                           G.T. GLOBAL GROWTH SERIES
                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS.


        The following audited financial statements as of December 31, 1995, and for the fiscal year then ended for the Class A and Class B shares of the following series Funds of G.T. Global Growth Series (collectively, the "Initial Six Series"): GT Global Worldwide Growth Fund, GT Global International Growth Fund, GT Global New Pacific Growth Fund, GT Global Europe Growth Fund, GT Global Japan Growth Fund and GT Global America Growth Fund, will be filed by amendment:


                  -- Reports of Independent Accountants

                  -- Portfolios of Investments

                  -- Statements of Assets and Liabilities

                  -- Statements of Operations

                  -- Statements of Changes in Net Assets

                  -- Financial Highlights

                  -- Notes to Financial Statements


        The following audited financial statements for the period October 18, 1995 (commencement of operations) to December 31, 1995, for Class A, Class B and Advisor Class shares of GT Global America Small Cap Growth Fund and GT Global America Value Fund, each a series of the Registrant, will be filed by amendment:



                  -- Reports of Independent Accountants



                  -- Portfolio of Investments



                  -- Statements of Assets and Liabilities



                  -- Statements of Operations



                  -- Statements of Changes in Net Assets



                  -- Financial Highlights



                  -- Notes to Financial Statements


    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


       (1)(a) The   Registrant's   Agreement  and   Declaration  of   Trust,  as
              amended.(7)


       (1)(b) Certificate of Secretary amending the Registrant's Agreement and Declaration of Trust dated May 4, 1995.(5)

       (2)   The Registrant's By-Laws, as amended.(2)

       (3)   Not Applicable.

       (4)   Specimen copy of a share certificate.(2)

       (5)(a) Investment Management and Administration Contract dated April 24, 1989 relating to the Initial Six Series.(2)


       (5)(b) Form of Administration Contract relating to: GT Global America Small Cap Growth Fund and GT Global America Value Fund.(7)



       (6)(a) Distribution Agreement relating to Class A shares.(3)



       6(b) Distribution Agreement relating to Class B Shares. (3)

       (7)   Not Applicable.


       (8)(a) Custodian Agreement between the Registrant and State Street Bank and Trust Company.(2)


       (9)(a) Transfer Agent Contract dated May 25, 1990.(2)

       (9)(b) Other material contracts:

               (i) Broker/dealer sales contract(2)

               (ii) Bank sales contract(2)

              (iii) Agency sales contract(2)

              (iv) Foreign sales contract(2)

       (10)(a) Opinion and Consent of Counsel relating to the Initial Six Series.(1)


       (10)(b) Opinion and Consent of Counsel relating to GT Global America Small Cap Growth Fund and GT Global America Value Fund.(7)


        (11) Consents of Coopers & Lybrand, Independent Accountants relating to:


               (i) GT Global Worldwide Growth Fund -- Filed herewith.



              (ii) GT Global International Growth Fund -- Filed herewith.



              (iii) GT Global New Pacific Growth Fund -- Filed herewith.



              (iv) GT Global Europe Growth Fund -- Filed herewith.



              (v) GT Global Japan Growth Fund -- Filed herewith.



              (vi) GT Global America Growth Fund -- Filed herewith.



              (vii) GT Global America Small Cap Growth Fund -- Filed herewith.



             (viii) GT Global America Value Fund -- Filed herewith.


        (12) Not Applicable.

        (13) Not Applicable.


        (14) Model retirement plan -- GT Global Individual Retirement Account Disclosure Statement and Application.(2)



       (15)(a) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class A shares.(3)



       (15)(b) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class B shares.(3)

        (16) Schedules of Computation of Performance Quotations relating to the Class A and Class B shares of:


             (a) GT Global America Growth Fund -- To be filed by amendment.



             (b) GT Global Europe Growth Fund -- To be filed by amendment.



             (c)  GT  Global  International  Growth  Fund  --  To  be  filed  by amendment.



             (d) GT Global Japan Growth Fund -- To be filed by amendment.



             (e) GT Global New Pacific Growth Fund -- To be filed by amendment.



             (f)  GT Global Worldwide Growth Fund -- To be filed by amendment.



             (g)  GT Global  America Small  Cap Growth  Fund --  To be  filed by amendment.



             (h) GT Global America Value Fund -- To be filed by amendment.



        (18) Multiple Class Plan adopted pursuant to Rule 18f-3 -- filed herewith.


Other Exhibits:


        (a) Power of Attorney for G.T. Global Growth Series -- Superceded.



        (b) Power of Attorney for Growth Portfolio.(6)



        (c) Power of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander -- Filed herewith.

------------------------
(1) Incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed in 1985.

(2) Incorporated  by  reference  to   the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 28, 1992.

(3) Incorporated  by  reference  to   the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 26, 1994.

(4) Incorporated  by  reference  to   the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on March 1, 1995.

(5) Incorporated  by  reference  to   the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on May 24, 1995.

(6) Incorporated  by  reference  to   the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on August 4, 1995.


(7) Incorporated  by  reference  to   the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on October 18, 1995.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


    As of January 31, 1996:



TITLE OF CLASS                                                               NUMBER OF RECORD HOLDERS
--------------------------------------------------------------------------  --------------------------
   Shares of Beneficial Interest, no par value, of:
      GT Global America Growth Fund Class A...............................              35,753
      GT Global America Growth Fund Class B...............................              30,795
      GT Global America Growth Fund Advisor Class.........................                 304
      GT Global Europe Growth Fund Class A................................              69,494
      GT Global Europe Growth Fund Class B................................               9,365
      GT Global Europe Growth Fund Advisor Class..........................                 108
      GT Global International Growth Fund Class A.........................              27,029
      GT Global International Growth Fund Class B.........................               8,784
      GT Global International Growth Fund Advisor Class...................                  91
      GT Global Japan Growth Fund Class A.................................              12,001
      GT Global Japan Growth Fund Class B.................................               4,909
      GT Global Japan Growth Fund Advisor Class...........................                  95
      GT Global New Pacific Growth Fund Class A...........................              42,943
      GT Global New Pacific Growth Fund Class B...........................              18,103
      GT Global New Pacific Growth Fund Advisor Class.....................                 164
      GT Global Worldwide Growth Fund Class A.............................              15,326
      GT Global Worldwide Growth Fund Class B.............................               7,223
      GT Global Worldwide Growth Fund Advisor Class.......................                 173
      GT Global America Small Cap Growth Fund Class A.....................                 327
      GT Global America Small Cap Growth Fund Class B.....................                 299
      GT Global America Small Cap Growth Fund
       Advisor Class......................................................                  30
      GT Global America Value Fund Class A................................                 134
      G.T. Global America Value Fund Class B..............................                 149
      G.T. Global America Value Fund Advisor Class........................                  24


ITEM 27. INDEMNIFICATION

    Section  5.3  of  the  Registrant's   Declaration  of  Trust  provides   for
indemnification of certain persons acting on behalf of the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons by the Registrant's Declaration of Trust, bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

    Registrant and the Trustees and officers of the Registrant maintain coverage under a professional indemnity insurance policy. The terms and conditions of policy coverage conform generally to the standard coverage available throughout the investment company industry. Similar coverage by separate policies is afforded the investment manager and its directors, officers and employees.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    See the material under the heading "Management" included in Part A (Prospectus) of this amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of the Adviser is included in its Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS


    (a) In addition to the Registrant, GT Global, Inc. is the principal underwriter for the following other investment companies: G.T. Investment Portfolios, Inc. (which includes one fund currently in operation: GT Global Dollar Fund); and G.T. Investment Funds, Inc. (which includes twelve funds currently in operation: GT Global Strategic Income Fund, GT Global Government Income Fund, GT Global High Income Fund, GT Global Growth & Income Fund, GT Global Latin America Growth Fund, GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Consumer Products and Services Fund, GT Global Natural Resources Fund and GT Global Emerging Markets Fund); G.T. Global Variable Investment Series (which includes five funds in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund); and G.T. Global Variable Investment Trust (which includes nine funds in operation: GT Global Variable Latin America Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund)



    (b) Directors and Officers of GT Global, Inc.


    Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.


                                                    POSITIONS AND OFFICES               POSITIONS AND OFFICES
                    NAME                               WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
David A. Minella                              Chairman of the Board of            Chairman of the Board of Trustees
                                                Directors                         and President
William J. Guilfoyle                          President and Director              None
James R. Tufts                                Senior Vice President -- Finance    Vice President, Treasurer and
                                                and Administration and Director   Principal Financial Officer
Helge Krist Lee                               Senior Vice President               Vice President and Secretary
Raymond R. Cunningham                         Senior Vice President --            None
                                                National Bank Sales
                                                and Director

Donald F. MacLeod                             Senior Vice President               None
375 Park Avenue
Suite 3401
New York, NY 10152
Stephen A. Maginn                             Senior Vice President --            None
519 S. Juanita                                  Regional Sales Manager
Redondo Beach, CA 90277
Robert J. Wolf                                Senior Vice President --            None
71 South 20th Street                            Regional Sales Manager
Suite 120
Battle Creek, MI 49015
Peter R. Guarino                              Secretary                           Assistant Secretary
David J. Thelander                            Vice President                      Assistant Secretary
David P. Anderson, Jr.                        Vice President                      None
1012 William
Plymouth, MI 48170
Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772
Bruce W. Caldwell                             Vice President                      None
1003 Medinah Court
Kennesaw, GA 30144
Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677
Stephen Donovick                              Vice President                      None
2806 Carriage Lane
Carrolton, TX 75006
Philip D. Edelstein                           Vice President                      None
9 Huntly Circle
Palm Beach Gardens, FL 33418
Jon Fessel                                    Vice President                      None
1781 Pine Harrier Circle
Sarasota, FL 34231
Ned E. Hammond                                Vice President                      None
8080 N. Central Expressway
Suite 400
Dallas, TX 75206
Campbell Judge                                Vice President                      None
551 Harrington Road
Wayzata, MN 55391
Richard Kashnowski                            Vice President                      None
1454 High School Drive
Brentwood, MO 63144
Allen M. Kuhn                                 Vice President                      None
5518 South Saratoga Street
New Orleans, LA 70115

Jeffrey S. Kulik                              Vice President                      None
10013 Cape Ann Drive
Columbia, MD 21046
Steven C. Manns                               Vice President                      None
3025 Caswell Drive
Troy, MI 48084
C. David Matthews                             Vice President                      None
25804 Woodpath Trail
Westlake, OH 44145
Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005
Anthony R. Rogers                             Vice President                      None
100 South Bank Drive
Cary, NC 27511
James B. Sandidge                             Vice President                      None
758 Chimney Creek Drive
Golden, CO 80401
Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470
Peter Sykes                                   Vice President                      None
3490 East Brockbank Drive
Salt Lake City, UT 84124
Tommy D. Wells                                Vice President                      None
25 Crane Drive
Sam Anselmo, CA 94960
Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073
Brian A. Williams                             Vice President                      None
655 Cherry Street
Winnetka, IL 60093
Eric T. Zeigler                               Vice President                      None
26003 Alma Street
Manhattan Beach, CA 90266


    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, LGT Asset Management, Inc., 50 California Street, San Francisco, California 94111 and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.



    Records covering shareholder accounts are maintained and kept by the Registrant's transfer agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596, and records covering portfolio transactions are maintained and kept by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS


    None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and the State of California, on the 15th day of February, 1996.


                                          G.T. GLOBAL GROWTH SERIES

                                          By: David A. Minella*
                                             President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Global Growth Series has been signed below by the following persons in the capacities indicated on February 15, 1996.



                                          President, Trustee and
David A. Minella*                         Chairman of the Board
                                          (Chief Executive Officer)

  /s/  JAMES R. TUFTS
----------------------------------------  Vice President, Treasurer and
James R. Tufts                            Chief Financial Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Chief
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee

*By:  /s/ DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power-of-Attorney filed herewith as Other Exhibits(c).

                                   SIGNATURES


    Growth Portfolio has duly caused this Post-Effective Amendment of G.T. Global Growth Series to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 15th day of February, 1996.


                                          GROWTH PORTFOLIO

                                          By:  David A. Minella*
                                               President


    This Post-Effective Amendment to the Registration Statement of G.T. Global Growth Series has been signed below by the following persons in the capacities indicated on February 15, 1996.



David A. Minella*                        President, Trustee and Chairman of the Board
                                          (Principal Executive Officer)

/S/  JAMES R. TUFTS                      Vice President, Treasurer and Principal
--------------------------------------    Financial Officer
James R. Tufts

/S/  KENNETH W. CHANCEY                  Vice President and Principal Accounting Officer
--------------------------------------
Kenneth W. Chancey

C. Derek Anderson*                       Trustee
Arthur C. Patterson*                     Trustee
Frank S. Bayley*                         Trustee
Ruth H. Quigley*                         Trustee

*By:   /S/  DAVID J. THELANDER
     ----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power-of-Attorney previously
     filed.